UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2018 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 62.3%

Consumer Discretionary - 7.1%
Amazon.com, Inc. (2)	5,001	7,238,147
Best Buy Co., Inc.	10,904	763,171
Booking Holdings, Inc. (2)	422	877,925
Burlington Stores, Inc. (2)	331	44,073
Carter's, Inc.	6,081	633,032
Charter Communications, Inc. (2)	3,031	943,308
Comcast Corp.	91,203	3,116,407
GameStop Corp.	1,593	20,104
Gap, Inc./The	4,437	138,434
General Motors Co.	45,817	1,664,990
Hilton Grand Vacations, Inc. (2)	2,434	104,711
Home Depot, Inc./The	21,053	3,752,487
Interpublic Group of Cos., Inc./The	10,586	243,796
John Wiley & Sons, Inc.	6,738	429,211
Kohl's Corp.	5,758	377,207
Las Vegas Sands Corp.	18,249	1,312,103
Lear Corp.	9,374	1,744,408
Liberty Expedia Holdings, Inc. (2)	9,367	367,936
Lions Gate Entertainment Corp.	4,868	117,221
Live Nation Entertainment, Inc. (2)	6,840	288,238
LKQ Corp. (2)	2,039	77,380
Lowe's Cos., Inc.	6,408	562,302
Michael Kors Holdings, Ltd. (2)	13,895	862,602
Michaels Cos., Inc./The (2)	12,978	255,796
Netflix, Inc. (2)	3,214	949,255
News Corp.	16,500	260,700
NVR, Inc. (2)	114	319,200
PulteGroup, Inc.	22,371	659,721
PVH Corp.	2,624	397,352
Qurate Retail Group, Inc. (2)	28,163	708,863
Ross Stores, Inc.	13,055	1,018,029
Royal Caribbean Cruises, Ltd.	6,685	787,092
Signet Jewelers, Ltd.	3,482	134,127
Target Corp.	13,409	930,987
Thor Industries, Inc.	3,012	346,892
Twenty-First Century Fox, Inc.	163	5,928
Twenty-First Century Fox, Inc.	6,170	226,377
Urban Outfitters, Inc. (2)	2,236	82,643
Walt Disney Co./The	18,932	1,901,530
Whirlpool Corp.	760	116,364
Yum China Holdings, Inc.	10,958	454,757

		35,234,806

Consumer Staples - 2.6%
Archer-Daniels-Midland Co.	6,659	288,801
Blue Buffalo Pet Products, Inc. (2)	1,147	45,662
CVS Health Corp.	9,294	578,180
Estee Lauder Cos., Inc./The	15,471	2,316,318
General Mills, Inc.	7,325	330,065
Herbalife, Ltd. (2)	2,018	196,694
Ingredion, Inc.	3,625	467,335
Kroger Co./The	37,727	903,184
Nu Skin Enterprises, Inc.	9,111	671,572
PepsiCo, Inc.	12,036	1,313,729
Philip Morris International, Inc.	2,393	237,864
Pilgrim's Pride Corp. (2)	715	17,596
Tyson Foods, Inc.	34,651	2,536,107
Walmart, Inc.	31,291	2,783,960

		12,687,067

Energy - 4.3%
Andeavor	10,160	1,021,690
Cabot Oil & Gas Corp.	1,409	33,788
Chevron Corp.	23,561	2,686,896
Concho Resources, Inc. (2)	1,055	158,598
ConocoPhillips	40,375	2,393,834
EOG Resources, Inc.	2,200	231,594
Exxon Mobil Corp.	59,853	4,465,632
Halliburton Co.	20,543	964,288
Helmerich & Payne, Inc.	4,289	285,476
HollyFrontier Corp.	13,603	664,643
Marathon Petroleum Corp.	26,642	1,947,797
Occidental Petroleum Corp.	21,438	1,392,612
PBF Energy, Inc.	16,110	546,129
Phillips 66	24,915	2,389,847
RPC, Inc.	5,897	106,323
Valero Energy Corp.	22,857	2,120,444

		21,409,591

Financials - 10.5%
Aflac, Inc.	61,669	2,698,635
Allstate Corp./The	14,183	1,344,548
Annaly Capital Management, Inc.	37,385	389,926
Arthur J Gallagher & Co.	2,313	158,972
Athene Holding, Ltd. (2)	1,363	65,165
Bank of America Corp.	155,040	4,649,650
Bank of New York Mellon Corp./The	22,893	1,179,676
BB&T Corp.	31,944	1,662,366
Berkshire Hathaway, Inc. (2)	35,267	7,035,061
BGC Partners, Inc.	7,726	103,915
Brown & Brown, Inc.	17,166	436,703
CIT Group, Inc.	1,439	74,109
Citizens Financial Group, Inc.	10,941	459,303
CNA Financial Corp.	10,934	539,593
Discover Financial Services	25,661	1,845,796
Fifth Third Bancorp	79,106	2,511,616
First American Financial Corp.	15,222	893,227
Hanover Insurance Group, Inc./The	1,935	228,117
Huntington Bancshares, Inc./OH	86,439	1,305,229
JPMorgan Chase & Co.	52,324	5,754,070
Lazard, Ltd.	16,348	859,251
LPL Financial Holdings, Inc.	7,768	474,392
Marsh & McLennan Cos., Inc.	16,668	1,376,610
New Residential Investment Corp.	80,316	1,321,198
New York Community Bancorp, Inc.	27,414	357,204
PNC Financial Services Group, Inc./The	16,475	2,491,679
Progressive Corp./The	19,843	1,209,034
Prudential Financial, Inc.	17,438	1,805,705
Regions Financial Corp.	88,464	1,643,661

Reinsurance Group of America, Inc.	6,288	968,352
S&P Global, Inc.	1,704	325,566
SEI Investments Co.	7,700	576,807
SunTrust Banks, Inc.	758	51,574
Synchrony Financial	13,957	467,978
T Rowe Price Group, Inc.	11,865	1,281,064
TCF Financial Corp.	9,774	222,945
Wells Fargo & Co.	62,056	3,252,355

		52,021,052

Healthcare - 8.9%
Abbott Laboratories	21,349	1,279,232
AbbVie, Inc.	24,352	2,304,917
Aetna, Inc.	5,914	999,466
Agilent Technologies, Inc.	7,384	493,990
Alexion Pharmaceuticals, Inc. (2)	2,307	257,138
AmerisourceBergen Corp.	2,831	244,061
Amgen, Inc.	19,090	3,254,463
Anthem, Inc.	6,221	1,366,754
Baxter International, Inc.	17,055	1,109,257
Biogen, Inc. (2)	6,302	1,725,614
Bristol-Myers Squibb Co.	36,020	2,278,265
Celgene Corp. (2)	13,071	1,166,064
Centene Corp. (2)	1,358	145,129
Cerner Corp. (2)	29,583	1,715,814
Cigna Corp.	7,240	1,214,438
Exelixis, Inc. (2)	3,203	70,946
Express Scripts Holding Co. (2)	19,326	1,335,040
Gilead Sciences, Inc.	31,061	2,341,689
HCA Healthcare, Inc.	11,828	1,147,316
Hill-Rom Holdings, Inc.	3,873	336,951
Humana, Inc.	6,517	1,751,965
Intuitive Surgical, Inc. (2)	3,925	1,620,358
Johnson & Johnson	23,376	2,995,634
McKesson Corp.	6,890	970,594
Medtronic PLC	23,736	1,904,102
Merck & Co., Inc.	7,235	394,090
Mettler-Toledo International, Inc. (2)	172	98,905
Pfizer, Inc.	67,544	2,397,137
Premier, Inc. (2)	15,770	493,759
Thermo Fisher Scientific, Inc.	2,317	478,368
United Therapeutics Corp. (2)	3,734	419,552
UnitedHealth Group, Inc.	15,357	3,286,398
Vertex Pharmaceuticals, Inc. (2)	6,798	1,107,938
WellCare Health Plans, Inc. (2)	2,246	434,893
Zimmer Biomet Holdings, Inc.	7,023	765,788
Zoetis, Inc.	414	34,573

		43,940,598

Industrials - 5.0%
Allison Transmission Holdings, Inc.	12,564	490,750
Boeing Co./The	11,380	3,731,274
Caterpillar, Inc.	8,599	1,267,321
Copa Holdings SA	1,136	146,124
Copart, Inc. (2)	2,969	151,211
Cummins, Inc.	10,468	1,696,758
Delta Air Lines, Inc.	3,443	188,711
Eaton Corp. PLC	30,483	2,435,897
General Dynamics Corp.	5,181	1,144,483
Huntington Ingalls Industries, Inc.	1,665	429,170
Ingersoll-Rand PLC	8,051	688,441
JetBlue Airways Corp. (2)	19,636	399,004
ManpowerGroup, Inc.	5,900	679,090
Masco Corp.	18,762	758,735
Norfolk Southern Corp.	9,691	1,315,844
Old Dominion Freight Line, Inc.	2,713	398,730

Owens Corning	13,650	1,097,460
PACCAR, Inc.	11,472	759,102
Pitney Bowes, Inc.	9,236	100,580
Robert Half International, Inc.	14,968	866,498
Southwest Airlines Co.	31,306	1,793,208
Spirit AeroSystems Holdings, Inc.	7,874	659,054
Stanley Black & Decker, Inc.	909	139,259
Teledyne Technologies, Inc. (2)	77	14,412
TransUnion (2)	4,946	280,834
Union Pacific Corp.	15,762	2,118,886
United Rentals, Inc. (2)	5,664	978,343
WESCO International, Inc. (2)	2,498	155,001

		24,884,180

Information Technology - 15.6%
Accenture PLC	23,081	3,542,934
Adobe Systems, Inc. (2)	10,825	2,339,066
Alphabet, Inc. - Class A (2)	2,740	2,841,764
Alphabet, Inc. - Class C (2)	4,272	4,407,807
ANSYS, Inc. (2)	1,852	290,190
Apple, Inc.	59,760	10,026,533
Applied Materials, Inc.	15,466	860,064
Booz Allen Hamilton Holding Corp.	24,194	936,792
Broadcom, Ltd.	1,251	294,798
Broadridge Financial Solutions, Inc.	2,332	255,797
CA, Inc.	38,275	1,297,523
Cadence Design Systems, Inc. (2)	786	28,901
CDW Corp./DE	3,833	269,498
Cisco Systems, Inc.	27,603	1,183,893
Citrix Systems, Inc. (2)	15,613	1,448,886
Cognizant Technology Solutions Corp.	19,642	1,581,181
CSRA, Inc.	1,981	81,677
DST Systems, Inc.	722	60,395
DXC Technology Co.	21,538	2,165,215
Electronic Arts, Inc. (2)	3,587	434,888
F5 Networks, Inc. (2)	30	4,338
Facebook, Inc. (2)	29,665	4,740,170
HP, Inc.	119,425	2,617,796
IAC/InterActiveCorp (2)	1,628	254,587
Intel Corp.	61,190	3,186,775
International Business Machines Corp.	8,721	1,338,063
Intuit, Inc.	16,222	2,812,084
IPG Photonics Corp. (2)	1,426	332,800
Lam Research Corp.	2,386	484,740
Marvell Technology Group, Ltd.	6,867	144,207
Mastercard, Inc.	23,599	4,133,601
Micron Technology, Inc. (2)	21,292	1,110,165
Microsoft Corp.	113,639	10,371,832

NVIDIA Corp.	8,540	1,977,779
ON Semiconductor Corp. (2)	38,596	944,058
Oracle Corp.	53,199	2,433,854
QUALCOMM, Inc.	4,285	237,432
Red Hat, Inc. (2)	6,856	1,025,041
Synopsys, Inc. (2)	2,300	191,452
Take-Two Interactive Software, Inc. (2)	2,715	265,473
Texas Instruments, Inc.	25,213	2,619,379
Total System Services, Inc.	13,453	1,160,456
Twitter, Inc. (2)	4,154	120,508

		76,854,392

Materials - 2.2%
Avery Dennison Corp.	9,418	1,000,663
Celanese Corp.	4,653	466,277
CF Industries Holdings, Inc.	3,620	136,583
Chemours Co./The	8,574	417,640
Eastman Chemical Co.	16,672	1,760,230
Freeport-McMoRan, Inc.	41,379	727,029
Huntsman Corp.	20,271	592,927
LyondellBasell Industries NV	25,002	2,642,211
Nucor Corp.	1,450	88,581
Olin Corp.	7,542	229,201
Packaging Corp. of America	6,683	753,174
Reliance Steel & Aluminum Co.	5,347	458,452
Steel Dynamics, Inc.	15,872	701,860
Westlake Chemical Corp.	5,924	658,453
WestRock Co.	4,867	312,315

		10,945,596

Real Estate Investment Trust - 2.1%
American Tower Corp.	13,051	1,896,832
CoreCivic, Inc.	7,788	152,022
CubeSmart	14,320	403,824
DDR Corp.	7,450	54,609
Essex Property Trust, Inc.	4,656	1,120,606
Hospitality Properties Trust	23,182	587,432
Host Hotels & Resorts, Inc.	76,435	1,424,748
Lamar Advertising Co.	6,958	442,946
Public Storage	216	43,284
Retail Properties of America, Inc.	24,794	289,098
SBA Communications Corp. (2)	1,939	331,414
Simon Property Group, Inc.	19,028	2,936,972
Tanger Factory Outlet Centers, Inc.	13,862	304,964
Taubman Centers, Inc.	4,476	254,729
Ventas, Inc.	3,861	191,235

		10,434,715

Telecommunication Services - 1.8%
AT&T, Inc.		45,210	1,611,737
Telephone & Data Systems, Inc.		3,584	100,460
T-Mobile US, Inc. (2)		39,061	2,384,283
Verizon Communications, Inc.		98,186	4,695,255

			8,791,735

Utilities - 2.2%
AES Corp./VA		9,928	112,881
American Electric Power Co., Inc.		19,517	1,338,671
CenterPoint Energy, Inc.		89,803	2,460,602
Exelon Corp.		70,898	2,765,731
MDU Resources Group, Inc.		27,145	764,403
NextEra Energy, Inc.		11,750	1,919,128
Public Service Enterprise Group, Inc.		20,449	1,027,358
Vectren Corp.		8,566	547,539
Vistra Energy Corp. (2)		2,903	60,456

			10,996,769

Total Common Stocks	(Cost	$280,521,311)	308,200,501

Registered Investment Companies - 2.9%

iShares Russell 2000 Growth ETF (6)		73,210	13,951,630

Total Registered Investment Companies	(Cost	$11,460,952)	13,951,630

Money Market Registered Investment Companies - 33.7%

Meeder Institutional Prime Money Market Fund, 1.65% (3)		166,648,940	166,598,945

Total Money Market Registered Investment Companies	(Cost	$166,640,878)	166,598,945

Bank Obligations - 0.3%

First Merchants Bank Deposit Account, 1.30%, 4/2/2018 (4)		248,248	248,248
Metro City Bank Deposit Account, 1.35%, 4/2/2018 (4)		248,257	248,257
Pacific Mercantile Bank Deposit Account, 1.52%, 4/2/2018 (4)		248,272	248,272
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (4)		248,248	248,248
Seacoast Community Bank Deposit Account, 1.60%, 4/2/2018 (4)		248,257	248,257

Total Bank Obligations	(Cost	$1,241,282)	1,241,282

Total Investments - 99.2%	(Cost	$459,864,423)	489,992,358

Other Assets less Liabilities - 0.8%			3,759,458

Total Net Assets - 100.0%			493,751,816

Trustee Deferred Compensation (5)

Meeder Aggressive Allocation Fund			6,294	65,017
Meeder Balanced Fund			3,212	36,810
Meeder Dynamic Allocation Fund			2,219	23,987
Meeder Muirfield Fund			3,217	23,999
Meeder Conservative Allocation Fund			905	20,154

Total Trustee Deferred Compensation		(Cost	$151,616)	169,967

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	250	6/15/2018	25,007,500	(250,339)
Mini MSCI Emerging Markets Index Futures	261	6/15/2018	15,500,790	(347,743)
Standard & Poors 500 Mini Futures	317	6/15/2018	41,891,550	(71,001)
Standard & Poors 500 Mini Futures	(50)	6/15/2018	(6,607,500)	344,953

Total Futures Contracts	778		75,792,340	(324,130)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$488,751,076	$(324,130)
Level 2 - Other Significant Observable Inputs	1,241,282	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$489,992,358	$(324,130)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 62.6%

Consumer Discretionary - 6.1%
Amazon.com, Inc. (2)	1,538	2,226,009
Best Buy Co., Inc.	4,185	292,908
Burlington Stores, Inc. (2)	295	39,279
Carter's, Inc.	1,528	159,065
Charter Communications, Inc. (2)	1,832	570,155
Comcast Corp.	28,396	970,291
GameStop Corp.	696	8,784
Gap, Inc./The	363	11,326
General Motors Co.	2,990	108,657
Hilton Grand Vacations, Inc. (2)	680	29,254
Home Depot, Inc./The	5,530	985,667
Interpublic Group of Cos., Inc./The	1,253	28,857
John Wiley & Sons, Inc.	721	45,928
Kohl's Corp.	2,186	143,205
Las Vegas Sands Corp.	3,275	235,473
Lear Corp.	2,775	516,400
Liberty Expedia Holdings, Inc. (2)	1,653	64,930
Lions Gate Entertainment Corp.	1,976	47,582
Live Nation Entertainment, Inc. (2)	3,872	163,166
Michael Kors Holdings, Ltd. (2)	4,098	254,404
Michaels Cos., Inc./The (2)	2,800	55,188
Netflix, Inc. (2)	380	112,233
NVR, Inc. (2)	31	86,800
PulteGroup, Inc.	7,708	227,309
PVH Corp.	623	94,341
Qurate Retail Group, Inc. (2)	6,544	164,712
Ross Stores, Inc.	1,915	149,332
Royal Caribbean Cruises, Ltd.	1,166	137,285
ServiceMaster Global Holdings, Inc. (2)	63	3,204
Signet Jewelers, Ltd.	696	26,810
Target Corp.	4,236	294,105
Thor Industries, Inc.	819	94,324
Toll Brothers, Inc.	745	32,221
Urban Outfitters, Inc. (2)	890	32,894
Walt Disney Co./The	629	63,177
Yum China Holdings, Inc.	4,236	175,794

		8,651,069

Consumer Staples - 1.8%
Blue Buffalo Pet Products, Inc. (2)	330	13,137
Estee Lauder Cos., Inc./The	4,794	717,758
General Mills, Inc.	2,843	128,106
Herbalife, Ltd. (2)	20	1,949
Kroger Co./The	8,064	193,052
Nu Skin Enterprises, Inc.	855	63,022
Tyson Foods, Inc.	9,924	726,338
Walmart, Inc.	8,313	739,608

		2,582,970

Energy - 5.5%
Andeavor	5,775	580,734
Cabot Oil & Gas Corp.	2,182	52,324
Chevron Corp.	7,907	901,714
Concho Resources, Inc. (2)	1,388	208,658
ConocoPhillips	10,992	651,716
CONSOL Energy, Inc. (2)	510	14,775
Energen Corp. (2)	135	8,486
EOG Resources, Inc.	3,923	412,974
Exxon Mobil Corp.	17,018	1,269,713
Halliburton Co.	434	20,372
Helmerich & Payne, Inc.	644	42,865
HollyFrontier Corp.	4,777	233,404
Marathon Petroleum Corp.	10,798	789,442
Occidental Petroleum Corp.	12,767	829,344
PBF Energy, Inc.	4,336	146,990
Phillips 66	8,445	810,044
RPC, Inc.	1,717	30,958
Southwestern Energy Co. (2)	829	3,590
Valero Energy Corp.	8,802	816,562
World Fuel Services Corp.	578	14,190

		7,838,855

Financials - 12.4%
Aflac, Inc.	17,932	784,704
Allstate Corp./The	6,897	653,836
Annaly Capital Management, Inc.	122	1,272
Arthur J Gallagher & Co.	1,199	82,407
Athene Holding, Ltd. (2)	704	33,658
Bank of America Corp.	54,176	1,624,738
Bank of New York Mellon Corp./The	5,177	266,771
BB&T Corp.	15,392	801,000
Berkshire Hathaway, Inc. (2)	10,144	2,023,525
BGC Partners, Inc.	2,475	33,289
Brown & Brown, Inc.	3,782	96,214
CIT Group, Inc.	293	15,090

Citizens Financial Group, Inc.	9,020	378,660
CNA Financial Corp.	3,736	184,372
Discover Financial Services	7,420	533,721
Fifth Third Bancorp	23,034	731,330
First American Financial Corp.	5,854	343,513
Huntington Bancshares, Inc./OH	46,722	705,502
JPMorgan Chase & Co.	16,333	1,796,140
Lazard, Ltd.	3,866	203,197
LPL Financial Holdings, Inc.	1,430	87,330
Marsh & McLennan Cos., Inc.	7,117	587,793
New Residential Investment Corp.	15,563	256,011
New York Community Bancorp, Inc.	5,378	70,075
PNC Financial Services Group, Inc./The	6,039	913,338
Progressive Corp./The	12,887	785,205
Prudential Financial, Inc.	7,866	814,524
Regions Financial Corp.	39,313	730,436
Reinsurance Group of America, Inc.	949	146,146
T Rowe Price Group, Inc.	6,652	718,216
TCF Financial Corp.	5,227	119,228
Wells Fargo & Co.	20,118	1,054,384

		17,575,625

Healthcare - 10.1%
AbbVie, Inc.	7,029	665,295
ABIOMED, Inc. (2)	32	9,312
Aetna, Inc.	2,116	357,604
Align Technology, Inc. (2)	288	72,325
AmerisourceBergen Corp.	2,048	176,558
Amgen, Inc.	5,320	906,954
Anthem, Inc.	3,583	787,185
AquaBounty Technologies, Inc. (2)	807	2,381
Biogen, Inc. (2)	3,160	865,271
Bristol-Myers Squibb Co.	7,577	479,245
Celgene Corp. (2)	1,640	146,304
Centene Corp. (2)	362	38,687
Cerner Corp. (2)	11,720	679,760
Cigna Corp.	4,402	738,391
Exelixis, Inc. (2)	872	19,315
Express Scripts Holding Co. (2)	11,145	769,897
Gilead Sciences, Inc.	11,771	887,416
HCA Healthcare, Inc.	5,691	552,027
Hill-Rom Holdings, Inc.	199	17,313
Humana, Inc.	2,934	788,747
Intuitive Surgical, Inc. (2)	1,919	792,221
Johnson & Johnson	5,690	729,174
McKesson Corp.	4,873	686,460
Medtronic PLC	3,106	249,163
Pfizer, Inc.	10,181	361,324
Premier, Inc. (2)	4,753	148,816

United Therapeutics Corp. (2)	975	109,551
UnitedHealth Group, Inc.	6,150	1,316,100
Vertex Pharmaceuticals, Inc. (2)	4,025	655,995
WellCare Health Plans, Inc. (2)	913	176,784
Zimmer Biomet Holdings, Inc.	270	29,441

		14,215,016

Industrials - 3.8%
Allison Transmission Holdings, Inc.	2,877	112,376
Boeing Co./The	3,802	1,246,600
Caterpillar, Inc.	183	26,971
Copa Holdings SA	355	45,664
Copart, Inc. (2)	1,085	55,259
Cummins, Inc.	1,279	207,313
Delta Air Lines, Inc.	316	17,320
Eaton Corp. PLC	1,602	128,016
Huntington Ingalls Industries, Inc.	320	82,483
Ingersoll-Rand PLC	621	53,102
JetBlue Airways Corp. (2)	3,395	68,986
ManpowerGroup, Inc.	1,989	228,934
Norfolk Southern Corp.	4,673	634,500
Owens Corning	4,413	354,805
PACCAR, Inc.	307	20,314
Pitney Bowes, Inc.	3,033	33,029
Robert Half International, Inc.	3,204	185,480
Southwest Airlines Co.	13,157	753,633
Spirit AeroSystems Holdings, Inc.	2,453	205,316
TransUnion (2)	3,351	190,270
Union Pacific Corp.	4,330	582,082
United Rentals, Inc. (2)	272	46,983
WESCO International, Inc. (2)	1,308	81,161

		5,360,597

Information Technology - 15.2%
Accenture PLC	6,638	1,018,933
Adobe Systems, Inc. (2)	4,299	928,928
Alphabet, Inc. - Class C (2)	1,690	1,743,725
Alphabet, Inc. - Class A (2)	289	299,733
ANSYS, Inc. (2)	513	80,382
Apple, Inc.	17,415	2,921,889
Applied Materials, Inc.	6,282	349,342
ARRIS International PLC (2)	7	186
Booz Allen Hamilton Holding Corp.	5,265	203,861
Broadridge Financial Solutions, Inc.	1,065	116,820
CA, Inc.	12,834	435,073
Cadence Design Systems, Inc. (2)	371	13,642

CDW Corp./DE	533	37,475
Citrix Systems, Inc. (2)	2,883	267,542
CSRA, Inc.	572	23,584
DST Systems, Inc.	207	17,316
DXC Technology Co.	7,492	753,171
Facebook, Inc. (2)	8,243	1,317,149
HP, Inc.	34,875	764,460
IAC/InterActiveCorp (2)	323	50,511
Intel Corp.	17,304	901,192
Intuit, Inc.	4,683	811,798
IPG Photonics Corp. (2)	637	148,663
Lam Research Corp.	271	55,056
Marvell Technology Group, Ltd.	5,881	123,501
Mastercard, Inc.	7,128	1,248,540
Micron Technology, Inc. (2)	11,420	595,439
Microsoft Corp.	31,376	2,863,688
NVIDIA Corp.	3,059	708,434
ON Semiconductor Corp. (2)	13,797	337,475
Oracle Corp.	12,454	569,771
Red Hat, Inc. (2)	4,774	713,761
Take-Two Interactive Software, Inc. (2)	849	83,015
Texas Instruments, Inc.	7,175	745,411
Total System Services, Inc.	1,915	165,188

		21,414,654

Materials - 1.8%
Avery Dennison Corp.	2,240	238,000
Cabot Corp.	285	15,880
Chemours Co./The	1,065	51,876
Eastman Chemical Co.	3,146	332,155
Freeport-McMoRan, Inc.	13,905	244,311
Huntsman Corp.	4,438	129,812
LyondellBasell Industries NV	7,386	780,552
Olin Corp.	1,018	30,937
Packaging Corp. of America	1,199	135,127
Reliance Steel & Aluminum Co.	2,047	175,510
Steel Dynamics, Inc.	4,272	188,908
Westlake Chemical Corp.	1,718	190,956

		2,514,024

Real Estate Investment Trust - 2.1%
American Tower Corp.	4,192	609,265
Brixmor Property Group, Inc.	2,064	31,476
CoreCivic, Inc.	1,403	27,387
CubeSmart	3,827	107,921
DDR Corp.	2,515	18,435
Essex Property Trust, Inc.	1,615	388,698

Hospitality Properties Trust		26	659
Host Hotels & Resorts, Inc.		23,809	443,800
Lamar Advertising Co.		1,616	102,875
Retail Properties of America, Inc.		5,115	59,641
SBA Communications Corp. (2)		1,042	178,099
Simon Property Group, Inc.		5,603	864,823
Spirit Realty Capital, Inc.		6,128	47,553
Tanger Factory Outlet Centers, Inc.		2,815	61,930
Taubman Centers, Inc.		1,085	61,747

			3,004,309

Telecommunication Services - 1.7%
AT&T, Inc.		9,533	339,851
Telephone & Data Systems, Inc.		2,049	57,433
T-Mobile US, Inc. (2)		11,830	722,103
Verizon Communications, Inc.		28,241	1,350,485

			2,469,872

Utilities - 2.1%
AES Corp./VA		2,467	28,050
American Electric Power Co., Inc.		4,336	297,406
CenterPoint Energy, Inc.		25,829	707,715
Exelon Corp.		20,392	795,492
MDU Resources Group, Inc.		1,249	35,172
NextEra Energy, Inc.		5,692	929,674
Vectren Corp.		2,521	161,142
Vistra Energy Corp. (2)		2,551	53,129

			3,007,780

Total Common Stocks	(Cost	$79,446,162)	88,634,771

Registered Investment Companies - 12.9%

iShares Core MSCI EAFE ETF (6)		136,531	8,994,662
iShares Core MSCI Emerging Markets ETF (6)		24,090	1,406,856
iShares Core U.S. Aggregate Bond ETF (6)		72,497	7,775,304

Total Registered Investment Companies	(Cost	$17,328,484)	18,176,822

Money Market Registered Investment Companies - 21.4%

Meeder Institutional Prime Money Market Fund, 1.65% (3)		30,235,572	30,226,501

Total Money Market Registered Investment Companies	(Cost	$30,233,079)	30,226,501

Bank Obligations - 0.9%

First Merchants Bank Deposit Account, 1.30%, 4/2/2018 (4)			248,248	248,248
Metro City Bank Deposit Account, 1.35%, 4/2/2018 (4)			248,257	248,257
Pacific Mercantile Bank Deposit Account, 1.52%, 4/2/2018 (4)			248,272	248,272
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (4)			248,248	248,248
Seacoast Community Bank Deposit Account, 1.60%, 4/2/2018 (4)			248,257	248,257

Total Bank Obligations		(Cost	$1,241,282)	1,241,282

Total Investments - 97.8%		(Cost	$128,249,007)	138,279,376

Other Assets less Liabilities - 2.2%				3,129,529

Total Net Assets - 100.0%				141,408,905

Trustee Deferred Compensation (5)

Meeder Aggressive Allocation Fund			3,963	40,938
Meeder Balanced Fund			1,975	22,634
Meeder Dynamic Allocation Fund			1,393	15,058
Meeder Muirfield Fund			1,923	14,346
Meeder Conservative Allocation Fund			558	12,427

Total Trustee Deferred Compensation		(Cost	$91,637)	105,403

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	173	6/15/2018	17,305,190	(218,610)
Mini MSCI Emerging Markets Index Futures	125	6/15/2018	7,423,750	(203,738)
Standard & Poors 500 Mini Futures	49	6/15/2018	6,475,350	(250,787)

Total Futures Contracts	347		31,204,290	(673,135)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$137,038,094	$(673,135)
Level 2 - Other Significant Observable Inputs	1,241,282	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$138,279,376	$(673,135)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Aggressive Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 64.6%

Consumer Discretionary - 7.6%
Big Lots, Inc. (3)	1,719	74,828
Bloomin' Brands, Inc.	1,018	24,717
Carter's, Inc.	326	33,937
Citi Trends, Inc.	406	12,549
Crocs, Inc. (2)	162	2,633
GameStop Corp.	1,916	24,180
Gannett Co., Inc.	9,056	90,379
Grand Canyon Education, Inc. (2)	624	65,470
Kohl's Corp.	2,348	153,817
Lear Corp.	1,117	207,863
Liberty Expedia Holdings, Inc. (2)	1,487	58,409
MCBC Holdings, Inc. (2)	3,615	91,098
Michael Kors Holdings, Ltd. (2)	3,196	198,408
New Media Investment Group, Inc.	5,194	89,025
Nordstrom, Inc.	2,065	99,967
NVR, Inc. (2)	59	165,200
Office Depot, Inc.	3,966	8,527
Penn National Gaming, Inc. (2)	4,722	124,000
Pinnacle Entertainment, Inc. (2)	4,225	127,384
Signet Jewelers, Ltd.	924	35,592
Sleep Number Corp. (2)	3,717	130,653
Stoneridge, Inc. (2)	2,219	61,244
Tower International, Inc.	772	21,423
tronc, Inc. (2)	2,716	44,597
Weight Watchers International, Inc. (2)	185	11,788
ZAGG, Inc. (2)	242	2,952

		1,960,640

Consumer Staples - 2.7%
Blue Buffalo Pet Products, Inc. (2)	329	13,097
Ingredion, Inc.	838	108,035
Medifast, Inc.	1,131	105,692
Nu Skin Enterprises, Inc.	505	37,224
Performance Food Group Co. (2)	5,624	167,876

Sanderson Farms, Inc.	430	51,179
Sprouts Farmers Market, Inc. (2)	4,024	94,443
US Foods Holding Corp. (2)	2,591	84,907
USANA Health Sciences, Inc. (2)	66	5,669
Village Super Market, Inc.	1,290	34,017

		702,139

Energy - 4.1%
Arch Coal, Inc.	1,455	133,685
CVR Energy, Inc.	1,230	37,171
Delek US Holdings, Inc.	440	17,908
Diamondback Energy, Inc. (2)	777	98,306
Exterran Corp. (2)	6,048	161,482
HollyFrontier Corp.	2,952	144,235
Mammoth Energy Services, Inc. (2)	18	577
Matrix Service Co. (2)	526	7,206
McDermott International, Inc. (2)	3,299	20,091
Midstates Petroleum Co., Inc. (2)	1,844	24,581
Natural Gas Services Group, Inc. (2)	54	1,288
Par Pacific Holdings, Inc. (2)	5,887	101,080
PBF Energy, Inc.	3,367	114,141
Peabody Energy Corp.	3,130	114,245
SandRidge Energy, Inc. (2)	3,688	53,513
W&T Offshore, Inc. (2)	2,427	10,752
World Fuel Services Corp.	386	9,476

		1,049,737

Financials - 13.3%
AG Mortgage Investment Trust, Inc.	1,236	21,469
American Equity Investment Life Holding Co.	5,467	160,511
Apollo Commercial Real Estate Finance, Inc.	5,457	98,117
Artisan Partners Asset Management, Inc.	840	27,972
Banco Latinoamericano de Comercio Exterior SA	3,377	96,245
Bank of NT Butterfield & Son, Ltd./The	3,425	153,714
BankUnited, Inc.	4,386	175,352
BGC Partners, Inc.	1,791	24,089
Cannae Holdings, Inc. (2)	5,286	99,694
East West Bancorp, Inc.	1,552	97,062
Essent Group, Ltd. (2)	3,853	163,984
Evercore, Inc.	530	46,216
Fidelity Southern Corp.	504	11,627
First American Financial Corp.	3,219	188,891
FirstCash, Inc.	2,234	181,513
Genworth Financial, Inc. (2)	1,763	4,989
Green Dot Corp. (2)	1,575	101,052
Houlihan Lokey, Inc.	3,658	163,147

Invesco Mortgage Capital, Inc.	10,748	176,052
Ladder Capital Corp.	11,292	170,283
Lazard, Ltd.	961	50,510
LendingTree, Inc. (2)	233	76,459
LPL Financial Holdings, Inc.	2,022	123,484
MGIC Investment Corp. (2)	12,786	166,218
Moelis & Co.	3,260	165,771
New Residential Investment Corp.	11,267	185,342
NMI Holdings, Inc. (2)	2,891	47,846
PacWest Bancorp	817	40,466
PennyMac Financial Services, Inc. (2)	554	12,548
Popular, Inc.	340	14,151
Pzena Investment Management, Inc.	925	10,295
Stewart Information Services Corp.	508	22,322
TCF Financial Corp.	7,900	180,199
Triumph Bancorp, Inc. (2)	776	31,971
Umpqua Holdings Corp.	3,153	67,506
Universal Insurance Holdings, Inc.	20	638
Walker & Dunlop, Inc.	1,239	73,621

		3,431,326

Healthcare - 9.2%
ABIOMED, Inc. (2)	721	209,804
Alnylam Pharmaceuticals, Inc. (2)	811	96,590
Amphastar Pharmaceuticals, Inc. (2)	1,471	27,581
Arena Pharmaceuticals, Inc. (2)	311	12,285
Atara Biotherapeutics, Inc. (2)	113	4,407
Bluebird Bio, Inc. (2)	307	52,420
Blueprint Medicines Corp. (2)	61	5,594
Bruker Corp.	2,381	71,240
Catalent, Inc. (2)	4,540	186,412
Charles River Laboratories International, Inc. (2)	134	14,303
Concert Pharmaceuticals, Inc. (2)	97	2,221
Corcept Therapeutics, Inc. (2)	1,461	24,033
Cutera, Inc. (2)	70	3,518
Dyax Corp. Contingent Value Rights (2)(8)	7,373	0
Emergent BioSolutions, Inc. (2)	2,030	106,880
Enanta Pharmaceuticals, Inc. (2)	601	48,627
Encompass Health Corp.	689	39,390
Esperion Therapeutics, Inc. (2)	257	18,589
Exact Sciences Corp. (2)	158	6,372
Exelixis, Inc. (2)	2,540	56,261
Foundation Medicine, Inc. (2)	27	2,126
Genomic Health, Inc. (2)	1,158	36,234
Global Blood Therapeutics, Inc. (2)	137	6,617
Globus Medical, Inc. (2)	2,459	122,507
Haemonetics Corp. (2)	1,023	74,843
Hill-Rom Holdings, Inc.	733	63,771

ImmunoGen, Inc. (2)	823	8,658
Innoviva, Inc. (2)	1,775	29,589
Integer Holdings Corp. (2)	788	44,561
Intersect ENT, Inc. (2)	293	11,515
Iovance Biotherapeutics, Inc. (2)	282	4,766
LivaNova PLC (2)	1,333	117,971
Mallinckrodt PLC (2)	4,190	60,671
Masimo Corp. (2)	83	7,300
MyoKardia, Inc. (2)	180	8,784
Myriad Genetics, Inc. (2)	1,808	53,426
Nektar Therapeutics (2)	721	76,613
Orthofix International NV (2)	1,238	72,770
Phibro Animal Health Corp.	951	37,755
PRA Health Sciences, Inc. (2)	269	22,316
Premier, Inc. (2)	3,352	104,951
Prestige Brands Holdings, Inc. (2)	86	2,900
Quality Systems, Inc. (2)	2,081	28,406
Sage Therapeutics, Inc. (2)	205	33,019
Sangamo Therapeutics, Inc. (2)	374	7,106
Spectrum Pharmaceuticals, Inc. (2)	1,315	21,158
Supernus Pharmaceuticals, Inc. (2)	559	25,602
Titan Pharmaceuticals, Inc. (2)	1,153	1,211
Triple-S Management Corp. (2)	1,248	32,623
United Therapeutics Corp. (2)	748	84,045
Vanda Pharmaceuticals, Inc. (2)	595	10,026
WellCare Health Plans, Inc. (2)	786	152,193
Zogenix, Inc. (2)	368	14,738

		2,367,298

Industrials - 5.5%
Allison Transmission Holdings, Inc.	3,891	151,982
Applied Industrial Technologies, Inc.	163	11,883
Casella Waste Systems, Inc. (2)	573	13,397
Commercial Vehicle Group, Inc. (2)	1,222	9,471
Copart, Inc. (2)	790	40,235
Curtiss-Wright Corp.	72	9,725
EMCOR Group, Inc.	2,161	168,407
EnPro Industries, Inc.	387	29,946
Forward Air Corp.	2,929	154,827
H&E Equipment Services, Inc.	415	15,973
Hardinge, Inc.	40	733
Herman Miller, Inc.	1,017	32,493
Hillenbrand, Inc.	1,084	49,756
Hubbell, Inc.	326	39,700
Huntington Ingalls Industries, Inc.	197	50,779
Hyster-Yale Materials Handling, Inc.	104	7,273
JetBlue Airways Corp. (2)	6,030	122,530
KBR, Inc.	240	3,886

Kelly Services, Inc.	1,714	49,775
Meritor, Inc. (2)	1,577	32,423
Orbital ATK, Inc.	91	12,068
Owens Corning	79	6,352
Proto Labs, Inc. (2)	219	25,743
Robert Half International, Inc.	18	1,042
RPX Corp.	2,657	28,403
Rush Enterprises, Inc. (2)	54	2,294
Ryder System, Inc.	1,336	97,247
Saia, Inc. (2)	788	59,218
Spirit AeroSystems Holdings, Inc.	1,657	138,691
TrueBlue, Inc. (2)	584	15,126
Vectrus, Inc. (2)	1,244	46,327

		1,427,705

Information Technology - 10.6%
Advanced Energy Industries, Inc. (2)	67	4,281
Amkor Technology, Inc. (2)	6,778	68,661
ANSYS, Inc. (2)	1,070	167,658
Arista Networks, Inc. (2)	365	93,185
ARRIS International PLC (2)	5,161	137,128
Aspen Technology, Inc. (2)	2,373	187,206
Booz Allen Hamilton Holding Corp.	3,739	144,774
Cadence Design Systems, Inc. (2)	5,278	194,072
Care.com, Inc. (2)	180	2,929
CDW Corp./DE	74	5,203
Cirrus Logic, Inc. (2)	806	32,748
CommerceHub, Inc. (2)	261	5,870
Comtech Telecommunications Corp.	2,218	66,296
CSG Systems International, Inc.	162	7,337
DST Systems, Inc.	207	17,316
Etsy, Inc. (2)	200	5,612
Fair Isaac Corp.	475	80,451
Five9, Inc. (2)	31	923
Fortinet, Inc. (2)	588	31,505
GrubHub, Inc. (2)	830	84,220
IAC/InterActiveCorp (2)	590	92,264
IPG Photonics Corp. (2)	384	89,618
KEMET Corp. (2)	1,371	24,856
Marvell Technology Group, Ltd.	7,102	149,142
MKS Instruments, Inc.	328	37,933
NCR Corp. (2)	1,393	43,907
NETGEAR, Inc. (2)	404	23,109
ON Semiconductor Corp. (2)	6,517	159,406
Progress Software Corp.	3,542	136,190
RingCentral, Inc. (2)	1,328	84,328
Rosetta Stone, Inc. (2)	108	1,420
Syntel, Inc. (2)	2,289	58,438
Take-Two Interactive Software, Inc. (2)	1,002	97,976

Tech Data Corp. (2)	1,216	103,518
TechTarget, Inc. (2)	3	60
Teradyne, Inc.	3,777	172,647
Ultra Clean Holdings, Inc. (2)	294	5,660
Web.com Group, Inc. (2)	441	7,982
Xcerra Corp. (2)	9,434	109,906

		2,735,735

Materials - 4.6%
AdvanSix, Inc. (2)	450	15,651
Alcoa Corp.	2,566	115,367
Avery Dennison Corp.	572	60,775
Huntsman Corp.	3,832	112,086
Kaiser Aluminum Corp.	839	84,655
Kraton Corp. (2)	339	16,174
Louisiana-Pacific Corp.	5,918	170,261
Reliance Steel & Aluminum Co.	1,942	166,507
Schnitzer Steel Industries, Inc.	1,060	34,291
Steel Dynamics, Inc.	4,274	188,996
SunCoke Energy, Inc. (2)	365	3,927
Trinseo SA	1,852	137,141
Verso Corp. (2)	616	10,373
Warrior Met Coal, Inc.	2,640	73,946

		1,190,150

Real Estate Investment Trust - 4.9%
Chesapeake Lodging Trust	66	1,835
CoreCivic, Inc.	2,829	55,222
CubeSmart	2,387	67,313
Front Yard Residential Corp.	2,117	21,276
Gladstone Commercial Corp.	1,566	27,154
Hospitality Properties Trust	1,818	46,068
Kite Realty Group Trust	3,410	51,934
Lamar Advertising Co.	2,871	182,768
National Storage Affiliates Trust	4,867	122,064
Pebblebrook Hotel Trust	896	30,778
Quality Care Properties, Inc. (2)	1,883	36,587
Retail Properties of America, Inc.	11,824	137,868
Ryman Hospitality Properties, Inc.	376	29,121
Summit Hotel Properties, Inc.	6,009	81,782
Tanger Factory Outlet Centers, Inc.	5,667	124,674
Taubman Centers, Inc.	2,396	136,356
Tier REIT, Inc.	2,296	42,430
Urstadt Biddle Properties, Inc.	675	13,028
Xenia Hotels & Resorts, Inc.	2,815	55,512

		1,263,770

Telecommunication Services - 0.0%
Vonage Holdings Corp. (2)		1,013	10,788

			10,788
Utilities - 2.1%
American States Water Co.		2,583	137,054
MDU Resources Group, Inc.		6,602	185,912
SJW Group		102	5,376
UGI Corp.		4,547	201,978

			530,320

Total Common Stocks	(Cost	$15,287,358)	16,669,608

Registered Investment Companies - 16.6%

iShares Core MSCI EAFE ETF (9)		36,743	2,420,629
iShares Core MSCI Emerging Markets ETF (9)		5,206	304,030
iShares Core U.S. Aggregate Bond ETF (9)		14,454	1,550,192

Total Registered Investment Companies	(Cost	$4,068,552)	4,274,851

Money Market Registered Investment Companies - 14.1%

Morgan Stanley Government Institutional Fund, 1.58% (4)		56,687	56,687
Meeder Institutional Prime Money Market Fund, 1.65% (5)		3,584,565	3,583,489

Total Money Market Registered Investment Companies	(Cost	$3,640,836)	3,640,176

Bank Obligations - 2.9%

First Merchants Bank Deposit Account, 1.30%, 4/2/2018 (6)		248,247	248,247
Metro City Bank Deposit Account, 1.35%, 4/2/2018 (6)		248,257	248,257
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (6)		248,248	248,248

Total Bank Obligations	(Cost	$744,752)	744,752

Total Investments - 98.2%	(Cost	$23,741,498)	25,329,387

Other Assets less Liabilities - 1.8%			471,495

Total Net Assets - 100.0%			25,800,882

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		2,194	22,664
Meeder Balanced Fund		1,113	12,755
Meeder Dynamic Allocation Fund		767	8,291
Meeder Muirfield Fund		1,057	7,885
Meeder Conservative Allocation Fund		310	6,904

Total Trustee Deferred Compensation	(Cost	$51,831)	58,499

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	25	6/15/2018	2,500,750	(31,577)
Mini MSCI Emerging Markets Index Futures	24	6/15/2018	1,425,360	(39,118)
Russell 2000 Mini Index Futures	5	6/15/2018	382,800	(18,140)
E-mini Standard & Poors MidCap 400 Futures	3	6/15/2018	564,930	(19,786)

Total Futures Contracts	57		4,873,840	(108,621)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$24,584,635	$(108,621)
Level 2 - Other Significant Observable Inputs	744,752	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$25,329,387	$(108,621)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Aggressive Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 45.0%

Consumer Discretionary - 5.2%
Amazon.com, Inc. (2)	2,250	3,256,515
Best Buy Co., Inc.	3,940	275,761
Booking Holdings, Inc. (2)	217	451,445
Burlington Stores, Inc. (2)	269	35,817
Carter's, Inc.	2,549	265,351
Charter Communications, Inc. (2)	1,613	501,998
Comcast Corp.	40,751	1,392,462
GameStop Corp.	1,396	17,618
Gap, Inc./The	1,227	38,282
General Motors Co.	18,343	666,585
Hilton Grand Vacations, Inc. (2)	1,591	68,445
Home Depot, Inc./The	9,028	1,609,151
Interpublic Group of Cos., Inc./The	5,157	118,766
John Wiley & Sons, Inc.	2,661	169,506
Kohl's Corp.	2,169	142,091
Las Vegas Sands Corp.	7,887	567,075
Lear Corp.	3,702	688,905
Liberty Expedia Holdings, Inc. (2)	5,140	201,899
Lions Gate Entertainment Corp.	2,918	70,265
Live Nation Entertainment, Inc. (2)	4,234	178,421
LKQ Corp. (2)	733	27,817
Lowe's Cos., Inc.	3,419	300,017
Michael Kors Holdings, Ltd. (2)	5,568	345,661
Michaels Cos., Inc./The (2)	5,754	113,411
Netflix, Inc. (2)	1,536	453,658
News Corp.	6,481	102,400
NVR, Inc. (2)	51	142,800
PulteGroup, Inc.	11,194	330,111
PVH Corp.	1,094	165,664
Qurate Retail Group, Inc. (2)	11,350	285,680
Ross Stores, Inc.	6,551	510,847
Royal Caribbean Cruises, Ltd.	3,540	416,800
Signet Jewelers, Ltd.	1,614	62,171
Target Corp.	5,580	387,419
Thor Industries, Inc.	1,431	164,808
Twenty-First Century Fox, Inc. Class A	5,415	198,676
Twenty-First Century Fox, Inc. Class B	227	8,256

Urban Outfitters, Inc. (2)	110	4,066
Walt Disney Co./The	9,404	944,538
Whirlpool Corp.	452	69,206
Yum China Holdings, Inc.	5,678	235,637

		15,986,001

Consumer Staples - 2.1%
Archer-Daniels-Midland Co.	4,941	214,291
Blue Buffalo Pet Products, Inc. (2)	515	20,502
CVS Health Corp.	5,075	315,716
Estee Lauder Cos., Inc./The	5,776	864,783
General Mills, Inc.	5,248	236,475
Herbalife, Ltd. (2)	1,029	100,297
Ingredion, Inc.	2,341	301,802
Kroger Co./The	15,657	374,829
Nu Skin Enterprises, Inc.	4,357	321,154
PepsiCo, Inc.	8,222	897,431
Philip Morris International, Inc.	2,600	258,440
Pilgrim's Pride Corp. (2)	822	20,229
Procter & Gamble Co./The	2,248	178,221
Tyson Foods, Inc.	15,556	1,138,544
Walmart, Inc.	13,775	1,225,562

		6,468,276

Energy - 3.1%
Andeavor	4,240	426,374
Cabot Oil & Gas Corp.	2,117	50,766
Chevron Corp.	10,418	1,188,069
Concho Resources, Inc. (2)	533	80,126
ConocoPhillips	16,537	980,479
EOG Resources, Inc.	2,184	229,910
Exxon Mobil Corp.	27,452	2,048,194
Halliburton Co.	10,741	504,183
Helmerich & Payne, Inc.	2,129	141,706
HollyFrontier Corp.	4,788	233,942
Marathon Petroleum Corp.	9,551	698,274
Occidental Petroleum Corp.	9,607	624,071
PBF Energy, Inc.	5,582	189,230
Phillips 66	9,875	947,210
RPC, Inc.	1,762	31,769
Schlumberger, Ltd.	2,874	186,178
Valero Energy Corp.	8,943	829,642

		9,390,123

Financials - 7.4%
Aflac, Inc.	27,686	1,211,539
Allstate Corp./The	5,486	520,073
Annaly Capital Management, Inc.	22,354	233,152
Arthur J Gallagher & Co.	1,933	132,855
Athene Holding, Ltd. (2)	1,411	67,460
Bank of America Corp.	62,591	1,877,104
Bank of New York Mellon Corp./The	9,956	513,033
BB&T Corp.	13,501	702,592
Berkshire Hathaway, Inc. (2)	15,833	3,158,367
BGC Partners, Inc.	3,572	48,043
Brown & Brown, Inc.	6,576	167,293
CIT Group, Inc.	857	44,136
Citizens Financial Group, Inc.	2,569	107,847
CME Group, Inc.	427	69,063
CNA Financial Corp.	4,938	243,690
Discover Financial Services	10,851	780,512
Fifth Third Bancorp	35,495	1,126,966
First American Financial Corp.	6,169	361,997
Hanover Insurance Group, Inc./The	965	113,764
Huntington Bancshares, Inc./OH	34,362	518,866
JPMorgan Chase & Co.	23,134	2,544,046
Lazard, Ltd.	7,358	386,736
LPL Financial Holdings, Inc.	3,522	215,089
Marsh & McLennan Cos., Inc.	8,260	682,193
New Residential Investment Corp.	37,103	610,344
New York Community Bancorp, Inc.	23,073	300,641
PNC Financial Services Group, Inc./The	5,893	891,257
Progressive Corp./The	8,486	517,052
Prudential Financial, Inc.	6,916	716,152
Regions Financial Corp.	34,594	642,757
Reinsurance Group of America, Inc.	2,490	383,460
S&P Global, Inc.	818	156,287
SEI Investments Co.	4,113	308,105
Synchrony Financial	7,120	238,734
T Rowe Price Group, Inc.	5,788	624,930
TCF Financial Corp.	4,077	92,996
Travelers Cos., Inc./The	499	69,291
Wells Fargo & Co.	28,393	1,488,077

		22,866,499

Healthcare - 6.4%
Abbott Laboratories	9,291	556,717
AbbVie, Inc.	10,593	1,002,627
Aetna, Inc.	2,326	393,094
Agilent Technologies, Inc.	2,777	185,781
Alexion Pharmaceuticals, Inc. (2)	921	102,655
AmerisourceBergen Corp.	1,781	153,540

Amgen, Inc.	8,650	1,474,652
Anthem, Inc.	2,448	537,826
Baxter International, Inc.	7,260	472,190
Biogen, Inc. (2)	2,747	752,184
Bristol-Myers Squibb Co.	15,246	964,310
Celgene Corp. (2)	6,044	539,185
Centene Corp. (2)	478	51,084
Cerner Corp. (2)	12,455	722,390
Cigna Corp.	2,841	476,549
Exelixis, Inc. (2)	450	9,968
Express Scripts Holding Co. (2)	8,163	563,900
Gilead Sciences, Inc.	12,957	976,828
HCA Healthcare, Inc.	5,034	488,298
Hill-Rom Holdings, Inc.	2,064	179,568
Humana, Inc.	2,958	795,199
Intuitive Surgical, Inc. (2)	1,567	646,905
Johnson & Johnson	11,493	1,472,828
McKesson Corp.	3,180	447,967
Medtronic PLC	10,925	876,404
Merck & Co., Inc.	6,990	380,745
Mettler-Toledo International, Inc. (2)	180	103,505
Pfizer, Inc.	31,666	1,123,826
Premier, Inc. (2)	8,661	271,176
Regeneron Pharmaceuticals, Inc. (2)	70	24,105
Thermo Fisher Scientific, Inc.	1,325	273,560
United Therapeutics Corp. (2)	1,693	190,225
UnitedHealth Group, Inc.	6,589	1,410,046
Vertex Pharmaceuticals, Inc. (2)	2,869	467,590
WellCare Health Plans, Inc. (2)	948	183,561
Zimmer Biomet Holdings, Inc.	3,522	384,039
Zoetis, Inc.	773	64,553

		19,719,580

Industrials - 3.7%
3M Co.	735	161,347
Allison Transmission Holdings, Inc.	6,639	259,319
Boeing Co./The	4,923	1,614,153
Caterpillar, Inc.	3,698	545,011
Copa Holdings SA	747	96,087
Copart, Inc. (2)	1,988	101,249
Cummins, Inc.	4,947	801,859
Delta Air Lines, Inc.	3,555	194,850
Eaton Corp. PLC	13,681	1,093,249
General Dynamics Corp.	2,323	513,151
Huntington Ingalls Industries, Inc.	750	193,320
Ingersoll-Rand PLC	3,821	326,734
JetBlue Airways Corp. (2)	9,555	194,158
ManpowerGroup, Inc.	2,051	236,070

Masco Corp.	9,000	363,960
Norfolk Southern Corp.	4,207	571,226
Old Dominion Freight Line, Inc.	939	138,005
Owens Corning	7,348	590,779
PACCAR, Inc.	5,896	390,138
Pitney Bowes, Inc.	5,769	62,824
Robert Half International, Inc.	6,117	354,113
Southwest Airlines Co.	10,957	627,617
Spirit AeroSystems Holdings, Inc.	3,184	266,501
Stanley Black & Decker, Inc.	841	128,841
Teledyne Technologies, Inc. (2)	99	18,530
TransUnion (2)	2,655	150,751
Union Pacific Corp.	6,747	906,999
United Rentals, Inc. (2)	1,797	310,396
WESCO International, Inc. (2)	1,725	107,036
WW Grainger, Inc.	26	7,339

		11,325,612

Information Technology - 11.3%
Accenture PLC	10,269	1,576,292
Adobe Systems, Inc. (2)	4,400	950,752
Alphabet, Inc. - Class C (2)	2,446	2,523,758
Alphabet, Inc. - Class A (2)	785	814,155
ANSYS, Inc. (2)	1,122	175,806
Apple, Inc.	26,782	4,493,484
Applied Materials, Inc.	6,602	367,137
Booz Allen Hamilton Holding Corp.	12,743	493,409
Broadcom, Ltd.	905	213,263
Broadridge Financial Solutions, Inc.	1,208	132,506
CA, Inc.	17,467	592,131
Cadence Design Systems, Inc. (2)	1,251	45,999
CDW Corp./DE	2,418	170,010
Cisco Systems, Inc.	16,451	705,583
Citrix Systems, Inc. (2)	7,666	711,405
Cognizant Technology Solutions Corp.	8,395	675,798
CSRA, Inc.	889	36,653
DST Systems, Inc.	324	27,103
DXC Technology Co.	8,748	879,436
Electronic Arts, Inc. (2)	1,962	237,873
F5 Networks, Inc. (2)	342	49,457
Facebook, Inc. (2)	13,507	2,158,284
HP, Inc.	52,067	1,141,309
IAC/InterActiveCorp (2)	410	64,116
Intel Corp.	27,869	1,451,418
International Business Machines Corp.	4,578	702,403
Intuit, Inc.	7,281	1,262,161

IPG Photonics Corp. (2)	554	129,293
Lam Research Corp.	1,076	218,600
Marvell Technology Group, Ltd.	4,297	90,237
Mastercard, Inc.	9,601	1,681,711
Micron Technology, Inc. (2)	9,581	499,553
Microsoft Corp.	49,551	4,522,520
NVIDIA Corp.	3,580	829,092
ON Semiconductor Corp. (2)	15,222	372,330
Oracle Corp.	24,524	1,121,973
QUALCOMM, Inc.	2,952	163,570
Red Hat, Inc. (2)	2,999	448,380
Synopsys, Inc. (2)	1,030	85,737
Take-Two Interactive Software, Inc. (2)	1,175	114,892
Texas Instruments, Inc.	11,147	1,158,062
Total System Services, Inc.	6,284	542,058
Twitter, Inc. (2)	1,801	52,247

		34,681,956

Materials - 1.5%
Avery Dennison Corp.	4,691	498,419
Berry Global Group, Inc. (2)	762	41,765
Cabot Corp.	30	1,672
Celanese Corp.	1,859	186,290
CF Industries Holdings, Inc.	1,363	51,426
Chemours Co./The	2,827	137,703
DowDuPont, Inc.	1,312	83,588
Eastman Chemical Co.	6,518	688,170
Freeport-McMoRan, Inc.	15,451	271,474
Huntsman Corp.	9,343	273,283
LyondellBasell Industries NV	10,405	1,099,600
Nucor Corp.	382	23,336
Olin Corp.	3,636	110,498
Packaging Corp. of America	2,448	275,890
Reliance Steel & Aluminum Co.	2,728	233,899
Steel Dynamics, Inc.	5,607	247,942
Westlake Chemical Corp.	1,877	208,629
WestRock Co.	2,834	181,858

		4,615,442

Real Estate Investment Trust - 1.5%
American Tower Corp.	5,640	819,718
CoreCivic, Inc.	3,611	70,487
CubeSmart	6,851	193,198
DDR Corp.	5,647	41,393
Essex Property Trust, Inc.	2,562	616,622
Hospitality Properties Trust	7,950	201,453
Host Hotels & Resorts, Inc.	26,782	499,216

Lamar Advertising Co.		3,069	195,373
Retail Properties of America, Inc.		15,294	178,328
SBA Communications Corp. (2)		843	144,086
Simon Property Group, Inc.		8,310	1,282,649
Tanger Factory Outlet Centers, Inc.		7,708	169,576
Taubman Centers, Inc.		2,289	130,267
Uniti Group, Inc.		484	7,865
Ventas, Inc.		2,667	132,097

			4,682,328

Telecommunication Services - 1.2%
AT&T, Inc.		21,286	758,846
Telephone & Data Systems, Inc.		2,774	77,755
T-Mobile US, Inc. (2)		14,504	885,324
Verizon Communications, Inc.		42,682	2,041,053

			3,762,978
Utilities - 1.6%
AES Corp./VA		6,316	71,813
American Electric Power Co., Inc.		8,389	575,402
CenterPoint Energy, Inc.		40,317	1,104,686
Exelon Corp.		31,829	1,241,649
MDU Resources Group, Inc.		12,978	365,460
NextEra Energy, Inc.		5,123	836,740
Public Service Enterprise Group, Inc.		8,424	423,222
Vectren Corp.		3,806	243,280
Vistra Energy Corp. (2)		546	11,365

			4,873,617

Total Common Stocks	(Cost	$128,457,497)	138,372,412

Registered Investment Companies - 27.1%

Baird Core Plus Bond Fund - Class I		474,481	5,214,545
DoubleLine Total Return Bond Fund - Class I		416,036	4,360,056
Frost Total Return Bond Fund - Class I		509,267	5,260,728
Guggenheim Total Return Bond Fund - Class I		211,896	5,712,709
iShares Core U.S. Aggregate Bond ETF (8)		72,788	7,806,513
iShares iBoxx $ High Yield Corporate Bond ETF (3)(8)		27,945	2,393,210
iShares JP Morgan USD Emerging Markets Bond ETF (8)		23,175	2,614,604
iShares Russell 2000 Growth ETF (8)		38,593	7,354,668
JPMorgan Core Plus Bond Fund - Class L		414,736	3,363,506
Lord Abbett High Yield Fund - Class I		642,739	4,846,255
Metropolitan West Total Return Bond Fund - Class I		139,934	1,463,710
PIMCO Investment Grade Corporate Bond Fund - Class I		151,984	1,563,918
Pioneer Bond Fund - Class Y		501,779	4,746,826
Prudential Total Return Bond Fund - Class Z		272,515	3,888,792

SPDR Bloomberg Barclays High Yield Bond ETF (3)(8)		68,854	2,468,416
TCW Emerging Markets Income Fund - Class I		590,373	4,917,805
Vanguard Intermediate-Term Corporate Bond ETF (8)		112,200	9,519,048
Vanguard Total Bond Market ETF (8)		74,500	5,954,783

Total Registered Investment Companies	(Cost	$82,595,390)	83,450,092

Money Market Registered Investment Companies - 22.4%

Morgan Stanley Government Institutional Fund, 1.58% (4)		4,929,267	4,929,267
Meeder Institutional Prime Money Market Fund, 1.65% (5)		64,065,651	64,046,432

Total Money Market Registered Investment Companies	(Cost	$68,987,202)	68,975,699

Bank Obligations - 0.4%

First Merchants Bank Deposit Account, 1.30%, 4/2/2018 (6)		248,248	248,248
Metro City Bank Deposit Account, 1.35%, 4/2/2018 (6)		248,257	248,257
Pacific Mercantile Bank Deposit Account, 1.52%, 4/2/2018 (6)		248,272	248,272
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (6)		248,248	248,248
Seacoast Community Bank Deposit Account, 1.60%, 4/2/2018 (6)		248,257	248,257

Total Bank Obligations	(Cost	$1,241,282)	1,241,282

U.S. Government Obligations - 6.2%

U.S. Treasury Note, 2.25%, due 11/15/2025		11,473,000	11,105,057
U.S. Treasury Note, 1.88%, due 12/31/2019		1,903,000	1,890,289
U.S. Treasury Note, 2.13%, due 12/31/2022		6,303,000	6,181,618

Total U.S. Government Obligations	(Cost	$19,468,045)	19,176,964

Total Investments - 101.1%	(Cost	$300,749,416)	311,216,449

Liabilities less Other Assets - (1.1%)			(3,305,821)

Total Net Assets - 100.0%			307,910,628

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		4,168	43,055
Meeder Balanced Fund		2,148	24,616
Meeder Dynamic Allocation Fund		1,464	15,826
Meeder Muirfield Fund		2,106	15,711
Meeder Conservative Allocation Fund		597	13,295

Total Trustee Deferred Compensation	(Cost	$101,106)	112,503

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	106	6/15/2018	10,603,180	(105,376)
Mini MSCI Emerging Markets Index Futures	117	6/15/2018	6,948,630	(155,555)
Standard & Poors 500 Mini Futures	83	6/15/2018	10,968,450	75,582

Total Futures Contracts	306		28,520,260	(185,348)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$290,798,203	$(185,348)
Level 2 - Other Significant Observable Inputs	20,418,246	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$311,216,449	$(185,348)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 35.4%

Consumer Discretionary - 2.8%
1-800-Flowers.com, Inc. (2)	27	319
Amazon.com, Inc. (2)	444	642,619
American Eagle Outfitters, Inc.	594	11,838
Ascent Capital Group, Inc. (2)	27	99
Bassett Furniture Industries, Inc.	22	668
Best Buy Co., Inc.	915	64,041
Big Lots, Inc.	53	2,307
BJ's Restaurants, Inc.	47	2,110
Bloomin' Brands, Inc.	409	9,931
Bridgepoint Education, Inc. (2)	680	4,583
Brinker International, Inc.	10	361
Cambium Learning Group, Inc. (2)	405	4,536
Carter's, Inc.	195	20,300
Collectors Universe, Inc.	166	2,608
Comcast Corp.	4,714	161,077
Cooper-Standard Holdings, Inc. (2)	59	7,246
Crocs, Inc. (2)	189	3,071
Deckers Outdoor Corp. (2)	54	4,862
Del Frisco's Restaurant Group, Inc. (2)	129	1,967
Dollar General Corp.	2,132	199,449
Dollar Tree, Inc. (2)	753	71,460
Francesca's Holdings Corp. (2)	508	2,438
GameStop Corp.	572	7,219
Gannett Co., Inc.	419	4,182
Gentex Corp.	18	414
Golden Entertainment, Inc. (2)	52	1,208
Grand Canyon Education, Inc. (2)	179	18,781
Hamilton Beach Brands Holding Co.	71	1,507
Home Depot, Inc./The	1,048	186,796
J Alexander's Holdings, Inc. (2)	142	1,626
J. Jill, Inc. (2)	37	164
Johnson Outdoors, Inc.	8	496
Kohl's Corp.	499	32,689
Las Vegas Sands Corp.	511	36,741
La-Z-Boy, Inc.	303	9,075
Lear Corp.	885	164,690
Liberty Expedia Holdings, Inc. (2)	389	15,280
Liberty Tax, Inc.	20	202

Liberty TripAdvisor Holdings, Inc. (2)	221	2,376
Lifetime Brands, Inc.	11	136
Live Nation Entertainment, Inc. (2)	7	295
M/I Homes, Inc. (2)	233	7,421
MCBC Holdings, Inc. (2)	111	2,797
MDC Partners, Inc. (2)	374	2,693
Michael Kors Holdings, Ltd. (2)	835	51,837
Michaels Cos., Inc./The (2)	451	8,889
New Media Investment Group, Inc.	215	3,685
Nutrisystem, Inc.	128	3,450
NVR, Inc. (2)	14	39,200
Office Depot, Inc.	2,037	4,380
Overstock.com, Inc. (2)	24	870
Penn National Gaming, Inc. (2)	721	18,933
Pinnacle Entertainment, Inc. (2)	786	23,698
Qurate Retail Group, Inc. (2)	1,610	40,524
RCI Hospitality Holdings, Inc.	45	1,278
Red Rock Resorts, Inc.	78	2,284
Ross Stores, Inc.	81	6,316
Ruth's Hospitality Group, Inc.	117	2,861
Shutterfly, Inc. (2)	57	4,631
Signet Jewelers, Ltd.	214	8,243
Sleep Number Corp. (2)	218	7,663
Speedway Motorsports, Inc.	215	3,831
Stoneridge, Inc. (2)	249	6,872
Target Corp.	3,581	248,629
Taylor Morrison Home Corp. (2)	1,039	24,188
Tenneco, Inc.	243	13,333
Thor Industries, Inc.	55	6,334
TopBuild Corp. (2)	217	16,605
Tower International, Inc.	266	7,382
tronc, Inc. (2)	362	5,944
Weight Watchers International, Inc. (2)	106	6,754
Weyco Group, Inc.	42	1,411
ZAGG, Inc. (2)	112	1,366

		2,286,069

Consumer Staples - 1.0%
Estee Lauder Cos., Inc./The	1,720	257,518
Kroger Co./The	2,575	61,646
Medifast, Inc.	17	1,589
Nu Skin Enterprises, Inc.	53	3,907
Performance Food Group Co. (2)	517	15,432
Sprouts Farmers Market, Inc. (2)	648	15,209
Tyson Foods, Inc.	3,272	239,478
USANA Health Sciences, Inc. (2)	26	2,233
Village Super Market, Inc.	37	976
Walmart, Inc.	2,926	260,326

		858,314

Energy - 2.7%
Adams Resources & Energy, Inc.	11	479
Andeavor	1,006	101,163
Arch Coal, Inc.	160	14,701
Bristow Group, Inc.	20	260
Chevron Corp.	1,542	175,850
Concho Resources, Inc. (2)	130	19,543
ConocoPhillips	4,964	294,316
CONSOL Energy, Inc. (2)	36	1,043
CVR Energy, Inc.	170	5,137
Delek US Holdings, Inc.	301	12,251
Diamondback Energy, Inc. (2)	81	10,248
Evolution Petroleum Corp.	57	459
Exterran Corp. (2)	465	12,416
Exxon Mobil Corp.	5,122	382,152
Hallador Energy Co.	64	440
HollyFrontier Corp.	844	41,238
Keane Group, Inc. (2)	8	118
Mammoth Energy Services, Inc. (2)	175	5,611
Marathon Petroleum Corp.	3,541	258,883
Matrix Service Co. (2)	730	10,001
McDermott International, Inc. (2)	1,068	6,504
Midstates Petroleum Co., Inc. (2)	505	6,732
Natural Gas Services Group, Inc. (2)	383	9,135
Newpark Resources, Inc. (2)	32	259
Occidental Petroleum Corp.	4,257	276,535
Pacific Ethanol, Inc. (2)	187	561
Par Pacific Holdings, Inc. (2)	293	5,031
PBF Energy, Inc.	736	24,950
Peabody Energy Corp.	612	22,338
Phillips 66	2,756	264,356
RigNet, Inc. (2)	76	1,034
Ring Energy, Inc. (2)	66	947
Rowan Cos. Plc (2)	332	3,831
RPC, Inc.	166	2,993
SandRidge Energy, Inc. (2)	566	8,213
SilverBow Resources, Inc. (2)	126	3,667
Stone Energy Corp. (2)	131	4,860
TETRA Technologies, Inc. (2)	785	2,944
Unit Corp. (2)	422	8,339
Valero Energy Corp.	2,873	266,528
W&T Offshore, Inc. (2)	1,081	4,789
Westmoreland Coal Co. (2)	539	221
World Fuel Services Corp.	238	5,843

		2,276,919

Financials - 7.1%
Aflac, Inc.	6,032	263,960
AG Mortgage Investment Trust, Inc.	158	2,744
American Equity Investment Life Holding Co.	621	18,233

Apollo Commercial Real Estate Finance, Inc.	1	18
Artisan Partners Asset Management, Inc.	344	11,455
Atlas Financial Holdings, Inc. (2)	84	869
Banco Latinoamericano de Comercio Exterior SA	211	6,014
Bancorp, Inc./The (2)	274	2,959
Bank of America Corp.	15,623	468,534
Bank of New York Mellon Corp./The	107	5,514
Bank of NT Butterfield & Son, Ltd./The	424	19,029
BankUnited, Inc.	1,287	51,454
BB&T Corp.	5,057	263,166
Berkshire Hathaway, Inc. (2)	3,183	634,945
BGC Partners, Inc.	787	10,585
Cannae Holdings, Inc. (2)	418	7,883
CIT Group, Inc.	793	40,840
Citizens Financial Group, Inc.	5,802	243,568
Comerica, Inc.	2,303	220,927
East West Bancorp, Inc.	176	11,007
Enova International, Inc. (2)	260	5,733
Essent Group, Ltd. (2)	462	19,663
Evercore, Inc.	266	23,195
Fidelity Southern Corp.	466	10,751
Fifth Third Bancorp	7,617	241,840
First American Financial Corp.	1,546	90,719
FirstCash, Inc.	504	40,950
FNB Bancorp/CA	138	5,077
GAMCO Investors, Inc.	345	8,566
Genworth Financial, Inc. (2)	539	1,525
Green Dot Corp. (2)	249	15,976
Health Insurance Innovations, Inc. (2)	73	2,110
Houlihan Lokey, Inc.	553	24,664
Huntington Bancshares, Inc./OH	16,299	246,115
Independence Holding Co.	155	5,526
Infinity Property & Casualty Corp.	141	16,694
Invesco Mortgage Capital, Inc.	477	7,813
JPMorgan Chase & Co.	5,269	579,432
KeyCorp	8,120	158,746
Kingstone Cos., Inc.	214	3,595
Ladder Capital Corp.	947	14,281
Lazard, Ltd.	385	20,236
LPL Financial Holdings, Inc.	395	24,123
M&T Bank Corp.	18	3,318
Marlin Business Services Corp.	76	2,155
MGIC Investment Corp. (2)	2,092	27,196
Moelis & Co.	113	5,746
MTGE Investment Corp.	278	4,976
New Residential Investment Corp.	3,451	56,769
NMI Holdings, Inc. (2)	204	3,376
Northeast Bancorp	189	3,875

Northrim BanCorp, Inc.	138	4,768
Oppenheimer Holdings, Inc.	127	3,270
PennyMac Financial Services, Inc. (2)	303	6,863
Piper Jaffray Cos.	96	7,973
PNC Financial Services Group, Inc./The	1,964	297,035
Popular, Inc.	126	5,244
Premier Financial Bancorp, Inc.	82	1,526
Progressive Corp./The	3,942	240,186
Pzena Investment Management, Inc.	388	4,318
Radian Group, Inc.	545	10,377
RBB Bancorp	18	475
Regional Management Corp. (2)	37	1,178
Regions Financial Corp.	13,080	243,026
Silvercrest Asset Management Group, Inc.	80	1,216
Stewart Information Services Corp.	357	15,687
SunTrust Banks, Inc.	3,765	256,171
Sutherland Asset Management Corp.	99	1,500
T Rowe Price Group, Inc.	2,174	234,727
TCF Financial Corp.	1,502	34,261
Timberland Bancorp, Inc./WA	10	304
Triumph Bancorp, Inc. (2)	196	8,075
United Security Bancshares/Fresno CA	314	3,376
Universal Insurance Holdings, Inc.	163	5,200
US Bancorp	4,140	209,070
Walker & Dunlop, Inc.	150	8,913
Wells Fargo & Co.	6,291	329,711
Wins Finance Holdings, Inc. (2)	73	10,001
World Acceptance Corp. (2)	16	1,685

		5,904,581

Healthcare - 6.5%
Abbott Laboratories	1,883	112,829
AbbVie, Inc.	2,194	207,662
ABIOMED, Inc. (2)	112	32,591
Acorda Therapeutics, Inc. (2)	135	3,193
Aetna, Inc.	496	83,824
Aimmune Therapeutics, Inc. (2)	64	2,037
Alexion Pharmaceuticals, Inc. (2)	574	63,978
Align Technology, Inc. (2)	254	63,787
AMAG Pharmaceuticals, Inc. (2)	196	3,949
AmerisourceBergen Corp.	995	85,779
Amgen, Inc.	1,308	222,988
Amphastar Pharmaceuticals, Inc. (2)	367	6,881
AnaptysBio, Inc. (2)	36	3,747
Anthem, Inc.	1,256	275,943

Arena Pharmaceuticals, Inc. (2)	84	3,318
Assembly Biosciences, Inc. (2)	24	1,179
Atara Biotherapeutics, Inc. (2)	96	3,744
Audentes Therapeutics, Inc. (2)	56	1,683
AxoGen, Inc. (2)	72	2,628
Baxter International, Inc.	394	25,626
Biogen, Inc. (2)	1,026	280,939
BioSpecifics Technologies Corp. (2)	165	7,316
Bluebird Bio, Inc. (2)	15	2,561
Blueprint Medicines Corp. (2)	31	2,843
Bristol-Myers Squibb Co.	3,753	237,377
Bruker Corp.	651	19,478
Catalent, Inc. (2)	575	23,610
Catalyst Pharmaceuticals, Inc. (2)	595	1,422
Celcuity, Inc. (2)	17	280
Celgene Corp. (2)	466	41,572
Centene Corp. (2)	417	44,565
Cerner Corp. (2)	3,416	198,128
Charles River Laboratories International, Inc. (2)	24	2,562
ChemoCentryx, Inc. (2)	47	639
Cigna Corp.	1,523	255,468
Conatus Pharmaceuticals, Inc. (2)	11	65
Concert Pharmaceuticals, Inc. (2)	148	3,389
CONMED Corp.	98	6,206
Corcept Therapeutics, Inc. (2)	85	1,398
CorVel Corp. (2)	58	2,932
Cutera, Inc. (2)	36	1,809
CytomX Therapeutics, Inc. (2)	300	8,535
Eagle Pharmaceuticals, Inc./DE (2)	75	3,952
Edwards Lifesciences Corp. (2)	25	3,488
Emergent BioSolutions, Inc. (2)	327	17,217
Enanta Pharmaceuticals, Inc. (2)	107	8,657
Encompass Health Corp.	18	1,029
Esperion Therapeutics, Inc. (2)	42	3,038
Exelixis, Inc. (2)	609	13,489
Express Scripts Holding Co. (2)	3,857	266,442
Fate Therapeutics, Inc. (2)	201	1,962
FONAR Corp. (2)	74	2,205
Fortress Biotech, Inc. (2)	39	177
Foundation Medicine, Inc. (2)	56	4,410
Genomic Health, Inc. (2)	488	15,270
Gilead Sciences, Inc.	2,818	212,449
Global Blood Therapeutics, Inc. (2)	80	3,864
Globus Medical, Inc. (2)	333	16,590
Haemonetics Corp. (2)	163	11,925
Halozyme Therapeutics, Inc. (2)	149	2,919
HCA Healthcare, Inc.	853	82,741
Hill-Rom Holdings, Inc.	130	11,310

Humana, Inc.	958	257,539
ICU Medical, Inc. (2)	27	6,815
ImmunoGen, Inc. (2)	311	3,272
Inogen, Inc. (2)	29	3,562
Integer Holdings Corp. (2)	180	10,179
Intersect ENT, Inc. (2)	97	3,812
Intuitive Surgical, Inc. (2)	659	272,055
Iovance Biotherapeutics, Inc. (2)	253	4,276
Johnson & Johnson	2,444	313,199
Jounce Therapeutics, Inc. (2)	12	268
Kindred Biosciences, Inc. (2)	158	1,367
Kura Oncology, Inc. (2)	158	2,963
Lantheus Holdings, Inc. (2)	159	2,528
LivaNova PLC (2)	131	11,594
Madrigal Pharmaceuticals, Inc. (2)	23	2,686
Mallinckrodt PLC (2)	349	5,054
McKesson Corp.	901	126,924
MediciNova, Inc. (2)	157	1,605
Medtronic PLC	566	45,405
Merck & Co., Inc.	2,204	120,052
Mettler-Toledo International, Inc. (2)	74	42,552
Momenta Pharmaceuticals, Inc. (2)	46	835
Mylan NV (2)	652	26,843
MyoKardia, Inc. (2)	61	2,977
Myriad Genetics, Inc. (2)	348	10,283
Natera, Inc. (2)	2	19
Nektar Therapeutics (2)	242	25,715
Orthofix International NV (2)	262	15,400
PDL BioPharma, Inc. (2)	2,146	6,309
Pfizer, Inc.	7,519	266,849
Phibro Animal Health Corp.	125	4,963
Pieris Pharmaceuticals, Inc. (2)	432	2,946
Premier, Inc. (2)	862	26,989
Protagonist Therapeutics, Inc. (2)	31	266
Providence Service Corp./The (2)	127	8,781
RadNet, Inc. (2)	35	504
Recro Pharma, Inc. (2)	214	2,356
Retrophin, Inc. (2)	94	2,102
Sage Therapeutics, Inc. (2)	22	3,544
Sangamo Therapeutics, Inc. (2)	235	4,465
Simulations Plus, Inc.	11	162
Spectrum Pharmaceuticals, Inc. (2)	228	3,669
Supernus Pharmaceuticals, Inc. (2)	118	5,404
Tabula Rasa HealthCare, Inc. (2)	38	1,474
Triple-S Management Corp. (2)	243	6,352
United Therapeutics Corp. (2)	206	23,146
UnitedHealth Group, Inc.	1,403	300,242
Vanda Pharmaceuticals, Inc. (2)	377	6,352
Veracyte, Inc. (2)	433	2,407

Vertex Pharmaceuticals, Inc. (2)	1,630	265,657
Voyager Therapeutics, Inc. (2)	38	714
WellCare Health Plans, Inc. (2)	257	49,763
Zogenix, Inc. (2)	14	561

		5,349,350

Industrials - 2.1%
Aegion Corp. (2)	71	1,627
Aerovironment, Inc. (2)	53	2,412
Alamo Group, Inc.	22	2,418
Allison Transmission Holdings, Inc.	865	33,787
Applied Industrial Technologies, Inc.	398	29,014
ARC Document Solutions, Inc. (2)	121	266
ArcBest Corp.	169	5,416
Blue Bird Corp. (2)	286	6,778
Boeing Co./The	1,165	381,980
Builders FirstSource, Inc. (2)	498	9,880
Casella Waste Systems, Inc. (2)	328	7,669
Comfort Systems USA, Inc.	194	8,003
Commercial Vehicle Group, Inc. (2)	328	2,542
Continental Building Products, Inc. (2)	539	15,388
Copa Holdings SA	10	1,286
Copart, Inc. (2)	634	32,290
Costamare, Inc.	270	1,685
Covenant Transportation Group, Inc. (2)	64	1,909
Cummins, Inc.	187	30,311
Curtiss-Wright Corp.	61	8,239
EMCOR Group, Inc.	798	62,188
Emerson Electric Co.	2,857	195,133
FTI Consulting, Inc. (2)	213	10,311
GMS, Inc. (2)	64	1,956
H&E Equipment Services, Inc.	192	7,390
Hardinge, Inc.	12	220
Harris Corp.	283	45,642
Herman Miller, Inc.	588	18,787
Hillenbrand, Inc.	510	23,409
Hubbell, Inc.	137	16,684
Huntington Ingalls Industries, Inc.	308	79,390
Hurco Cos., Inc.	6	275
Hyster-Yale Materials Handling, Inc.	21	1,469
ICF International, Inc.	1	58
Insperity, Inc.	133	9,250
Interface, Inc.	494	12,449
JetBlue Airways Corp. (2)	1,999	40,620
KBR, Inc.	229	3,708
Kelly Services, Inc.	344	9,990
Kforce, Inc.	239	6,465
Kimball International, Inc.	402	6,850
Knoll, Inc.	167	3,372

LB Foster Co. (2)	45	1,060
LSC Communications, Inc.	233	4,066
Masonite International Corp. (2)	116	7,117
Matson, Inc.	58	1,661
Meritor, Inc. (2)	435	8,944
Miller Industries, Inc./TN	240	6,000
Norfolk Southern Corp.	442	60,015
Park-Ohio Holdings Corp.	99	3,846
Pitney Bowes, Inc.	393	4,280
Proto Labs, Inc. (2)	76	8,934
Quad/Graphics, Inc.	240	6,084
Robert Half International, Inc.	428	24,777
RPX Corp.	236	2,523
Rush Enterprises, Inc. (2)	121	5,141
Ryder System, Inc.	431	31,372
Safe Bulkers, Inc. (2)	1,154	3,658
SkyWest, Inc.	173	9,411
SP Plus Corp. (2)	105	3,738
Sparton Corp. (2)	313	5,449
Spirit AeroSystems Holdings, Inc.	852	71,312
Steelcase, Inc.	172	2,339
Sterling Construction Co., Inc. (2)	263	3,014
TransUnion (2)	703	39,916
TrueBlue, Inc. (2)	504	13,054
Union Pacific Corp.	1,463	196,671
Universal Forest Products, Inc.	544	17,653
Universal Logistics Holdings, Inc.	119	2,517
Vectrus, Inc. (2)	202	7,522
Watsco, Inc.	73	13,211
WESCO International, Inc. (2)	309	19,173
WW Grainger, Inc.	29	8,186

		1,731,160

Information Technology - 9.8%
Accenture PLC	2,141	328,644
Adobe Systems, Inc. (2)	1,554	335,788
Advanced Energy Industries, Inc. (2)	146	9,329
Alpha & Omega Semiconductor, Ltd. (2)	35	541
Alphabet, Inc. - Class C (2)	536	553,039
Alphabet, Inc. - Class A (2)	29	30,077
Amkor Technology, Inc. (2)	1,841	18,649
ANSYS, Inc. (2)	163	25,540
Apple, Inc.	5,748	964,399
Applied Materials, Inc.	5,147	286,225
Arista Networks, Inc. (2)	164	41,869
ARRIS International PLC (2)	1,304	34,647
Aspen Technology, Inc. (2)	800	63,112

Axcelis Technologies, Inc. (2)	180	4,428
Broadcom, Ltd.	418	98,502
CA, Inc.	3,660	124,074
CACI International, Inc. (2)	72	10,897
Cadence Design Systems, Inc. (2)	802	29,490
CalAmp Corp. (2)	175	4,004
Carbonite, Inc. (2)	9	259
Care.com, Inc. (2)	19	309
Cirrus Logic, Inc. (2)	626	25,434
Cisco Systems, Inc.	9,291	398,491
Citrix Systems, Inc. (2)	1,657	153,770
Cohu, Inc.	31	707
Comtech Telecommunications Corp.	179	5,350
DHI Group, Inc. (2)	406	650
DST Systems, Inc.	63	5,270
DXC Technology Co.	1	101
Eastman Kodak Co. (2)	3	16
Electro Scientific Industries, Inc. (2)	102	1,972
Extreme Networks, Inc. (2)	125	1,384
F5 Networks, Inc. (2)	531	76,788
Facebook, Inc. (2)	2,601	415,614
Fair Isaac Corp.	52	8,807
Five9, Inc. (2)	210	6,256
FormFactor, Inc. (2)	36	491
Fortinet, Inc. (2)	440	23,575
GrubHub, Inc. (2)	154	15,626
HP, Inc.	11,771	258,020
IAC/InterActiveCorp (2)	115	17,984
Ichor Holdings, Ltd. (2)	8	194
Instructure, Inc. (2)	225	9,484
Intel Corp.	5,947	309,720
Intuit, Inc.	1,531	265,399
IPG Photonics Corp. (2)	117	27,305
Jabil, Inc.	549	15,773
Juniper Networks, Inc.	2,456	59,754
KEMET Corp. (2)	291	5,276
Kimball Electronics, Inc. (2)	245	3,957
KLA-Tencor Corp.	416	45,348
Lam Research Corp.	902	183,250
Limelight Networks, Inc. (2)	23	95
Marvell Technology Group, Ltd.	2,176	45,696
Mastercard, Inc.	1,956	342,613
Maxim Integrated Products, Inc.	946	56,968
Micron Technology, Inc. (2)	3,153	164,397
Microsoft Corp.	8,912	813,398
MKS Instruments, Inc.	199	23,014
Monotype Imaging Holdings, Inc.	78	1,751
Motorola Solutions, Inc.	859	90,453

NETGEAR, Inc. (2)	182	10,410
Novanta, Inc. (2)	61	3,181
NVIDIA Corp.	809	187,356
ON Semiconductor Corp. (2)	2,178	53,274
Oracle Corp.	2,974	136,061
PC Connection, Inc.	119	2,975
Progress Software Corp.	338	12,996
QUALCOMM, Inc.	415	22,995
Qualys, Inc. (2)	63	4,583
QuinStreet, Inc. (2)	96	1,226
Red Hat, Inc. (2)	1,098	164,162
RingCentral, Inc. (2)	253	16,066
Rogers Corp. (2)	60	7,172
Rosetta Stone, Inc. (2)	568	7,469
Rudolph Technologies, Inc. (2)	181	5,014
SMART Global Holdings, Inc. (2)	1	50
Syntel, Inc. (2)	546	13,939
Take-Two Interactive Software, Inc. (2)	125	12,223
Tech Data Corp. (2)	423	36,010
TechTarget, Inc. (2)	365	7,256
Teradyne, Inc.	945	43,196
Texas Instruments, Inc.	3,194	331,825
Total System Services, Inc.	80	6,901
Twitter, Inc. (2)	463	13,432
Ultra Clean Holdings, Inc. (2)	256	4,928
Unisys Corp. (2)	285	3,064
Vishay Precision Group, Inc. (2)	96	2,990
Western Digital Corp.	640	59,053
Xcerra Corp. (2)	1,139	13,269
Xerox Corp. (2)	994	28,607
XO Group, Inc. (2)	311	6,453

		8,062,109

Materials - 0.8%
A. Schulman, Inc.	31	1,333
AdvanSix, Inc. (2)	177	6,156
Alcoa Corp.	491	22,075
Avery Dennison Corp.	607	64,494
Core Molding Technologies, Inc.	64	1,141
Freeport-McMoRan, Inc.	7,287	128,033
Huntsman Corp.	1,046	30,596
Ingevity Corp. (2)	35	2,579
Kraton Corp. (2)	200	9,542
Kronos Worldwide, Inc.	283	6,396
Louisiana-Pacific Corp.	997	28,684
LyondellBasell Industries NV	2,451	259,022
Nucor Corp.	190	11,607
Olympic Steel, Inc.	34	697

Rayonier Advanced Materials, Inc.	162	3,478
Reliance Steel & Aluminum Co.	202	17,319
Ryerson Holding Corp. (2)	56	456
Schnitzer Steel Industries, Inc.	92	2,976
Steel Dynamics, Inc.	794	35,111
SunCoke Energy, Inc. (2)	201	2,163
Tredegar Corp.	113	2,028
Trinseo SA	333	24,659
United States Steel Corp.	215	7,566
Valhi, Inc.	17	103
Verso Corp. (2)	135	2,273
Westlake Chemical Corp.	221	24,564

		695,051

Real Estate Investment Trust - 1.3%
American Tower Corp.	1,135	164,961
Ashford Hospitality Prime, Inc.	20	194
Brixmor Property Group, Inc.	290	4,423
CBL & Associates Properties, Inc.	269	1,122
Community Healthcare Trust, Inc.	19	489
CoreCivic, Inc.	576	11,244
CubeSmart	1,376	38,803
DDR Corp.	961	7,044
DiamondRock Hospitality Co.	279	2,913
Essex Property Trust, Inc.	302	72,685
Front Yard Residential Corp.	1,297	13,035
Gladstone Commercial Corp.	1,026	17,791
Global Net Lease, Inc.	53	895
Hospitality Properties Trust	937	23,744
Host Hotels & Resorts, Inc.	5,723	106,677
Kite Realty Group Trust	515	7,843
Lamar Advertising Co.	822	52,329
National Storage Affiliates Trust	863	21,644
Pebblebrook Hotel Trust	110	3,779
Quality Care Properties, Inc. (2)	363	7,053
Rafael Holdings, Inc. (2)	28	136
RAIT Financial Trust	514	83
Redfin Corp. (2)	29	662
Retail Properties of America, Inc.	3,433	40,029
SBA Communications Corp. (2)	165	28,202
Simon Property Group, Inc.	1,939	299,285
Spirit Realty Capital, Inc.	4,219	32,739
Tanger Factory Outlet Centers, Inc.	1,171	25,762
Taubman Centers, Inc.	505	28,740
Tier REIT, Inc.	1,048	19,367
Uniti Group, Inc.	324	5,265
Urstadt Biddle Properties, Inc.	890	17,177

		1,056,115

Telecommunication Services - 0.4%
AT&T, Inc.		524	18,681
T-Mobile US, Inc. (2)		2,191	133,739
Verizon Communications, Inc.		4,140	197,975
Vonage Holdings Corp. (2)		609	6,486

			356,881

Utilities - 0.9%
AES Corp./VA		498	5,662
American States Water Co.		309	16,396
CenterPoint Energy, Inc.		8,507	233,092
Dynegy, Inc. (2)		251	3,394
Exelon Corp.		6,660	259,807
MDU Resources Group, Inc.		188	5,294
NRG Yield, Inc.		92	1,512
Ormat Technologies, Inc.		55	3,101
UGI Corp.		4,778	212,226

			740,484

Total Common Stocks	(Cost	$27,749,882)	29,317,033

Registered Investment Companies - 35.0%

Baird Core Plus Bond Fund - Class I		45,882	504,242
DoubleLine Total Return Bond Fund - Class I		40,602	425,514
Frost Total Return Bond Fund - Class I		49,312	509,389
Goldman Sachs Emerging Markets Equity Insights Fund - Class I		177,977	1,950,625
Guggenheim Total Return Bond Fund - Class I		20,369	549,162
iShares Core MSCI EAFE ETF (8)		247,280	16,290,806
iShares Core MSCI Emerging Markets ETF (8)		61,482	3,590,549
iShares Core U.S. Aggregate Bond ETF (8)		6,809	730,265
iShares iBoxx $ High Yield Corporate Bond ETF (3)(8)		2,388	204,508
iShares JP Morgan USD Emerging Markets Bond ETF (8)		2,219	250,348
JPMorgan Core Plus Bond Fund - Class L		39,001	316,297
Lord Abbett High Yield Fund - Class I		58,687	442,497
Metropolitan West Total Return Bond Fund - Class I		15,220	159,197
PIMCO Investment Grade Corporate Bond Fund - Class I		16,597	170,786
Pioneer Bond Fund - Class Y		48,134	455,349
Prudential Total Return Bond Fund - Class Z		25,480	363,596
SPDR Bloomberg Barclays High Yield Bond ETF (3)(8)		5,754	206,281
TCW Emerging Markets Income Fund - Class I		52,519	437,485
Vanguard Intermediate-Term Corporate Bond ETF (8)		10,500	890,820
Vanguard Total Bond Market ETF (8)		7,329	585,807

Total Registered Investment Companies	(Cost	$25,436,382)	29,033,523

Money Market Registered Investment Companies - 22.9%

Morgan Stanley Government Institutional Fund, 1.58% (4)		499,414	499,414
Meeder Institutional Prime Money Market Fund, 1.65% (5)		18,475,959	18,470,416

Total Money Market Registered Investment Companies	(Cost	$18,973,168)	18,969,830

Bank Obligations - 1.5%

First Merchants Bank Deposit Account, 1.30%, 4/2/2018 (6)		248,247	248,247
Metro City Bank Deposit Account, 1.35%, 4/2/2018 (6)		248,257	248,257
Pacific Mercantile Bank Deposit Account, 1.52%, 4/2/2018 (6)		248,272	248,272
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (6)		248,248	248,248
Seacoast Community Bank Deposit Account, 1.60%, 4/2/2018 (6)		248,258	248,258

Total Bank Obligations	(Cost	$1,241,282)	1,241,282

U.S. Government Obligations - 2.3%

U.S. Treasury Note, 2.25%, due 11/15/2025		1,119,000	1,083,113
U.S. Treasury Note, 1.88%, due 12/31/2019		183,000	181,778
U.S. Treasury Note, 2.13%, due 12/31/2022		612,000	600,214

Total U.S. Government Obligations	(Cost	$1,894,013)	1,865,105

Total Investments - 97.1%	(Cost	$75,294,727)	80,426,773

Other Assets less Liabilities - 2.9%			2,433,326

Total Net Assets - 100.0%			82,860,099

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		3,161	32,653
Meeder Balanced Fund		1,610	18,451
Meeder Dynamic Allocation Fund		1,107	11,967
Meeder Muirfield Fund		1,538	11,473
Meeder Conservative Allocation Fund		446	9,932

Total Trustee Deferred Compensation	(Cost	$75,157)	84,476

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	83	6/15/2018	8,302,490	(53,379)
Mini MSCI Emerging Markets Index Futures	39	6/15/2018	2,316,210	(34,444)
Russell 2000 Mini Index Futures	3	6/15/2018	229,680	1,197
Standard & Poors 500 Mini Futures	21	6/15/2018	2,775,150	20,861
E-mini Standard & Poors MidCap 400 Futures	1	6/15/2018	188,310	2,682

Total Futures Contracts	147		13,811,840	(63,083)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$77,320,386	$(63,083)
Level 2 - Other Significant Observable Inputs	3,106,387	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$80,426,773	$(63,083)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 82.5%

Consumer Discretionary - 6.5%
1-800-Flowers.com, Inc. (2)	766	9,039
Abercrombie & Fitch Co.	47	1,138
Adtalem Global Education, Inc. (2)	291	13,837
Amazon.com, Inc. (2)(5)	1,161	1,680,362
American Axle & Manufacturing Holdings, Inc. (2)	1,225	18,645
American Eagle Outfitters, Inc.	1,812	36,113
American Public Education, Inc. (2)	272	11,696
Aramark	6,884	272,331
Ascent Capital Group, Inc. (2)	769	2,830
Bassett Furniture Industries, Inc.	279	8,468
Bed Bath & Beyond, Inc.	1,551	32,555
Best Buy Co., Inc. (5)	1,296	90,707
Big Lots, Inc.	290	12,624
BJ's Restaurants, Inc.	497	22,315
Bloomin' Brands, Inc.	1,497	36,347
Booking Holdings, Inc. (2)	105	218,441
Bridgepoint Education, Inc. (2)	2,674	18,023
Brinker International, Inc.	1,420	51,262
Brunswick Corp./DE	200	11,878
Burlington Stores, Inc. (2)	379	50,464
Cambium Learning Group, Inc. (2)	923	10,338
Capella Education Co.	154	13,452
Carrols Restaurant Group, Inc. (2)	476	5,331
Carter's, Inc.	648	67,457
Cato Corp./The	351	5,174
Cavco Industries, Inc. (2)	16	2,780
Central European Media Enterprises, Ltd. (2)	600	2,520
Century Casinos, Inc. (2)	794	5,923
Charter Communications, Inc. (2)	343	106,748
Cheesecake Factory, Inc./The	121	5,835
Chico's FAS, Inc.	1,211	10,947
Children's Place, Inc./The	138	18,665
Citi Trends, Inc.	131	4,049
Clear Channel Outdoor Holdings, Inc.	1,870	9,163
Collectors Universe, Inc.	677	10,636
Comcast Corp. (5)	14,621	499,600

Cooper-Standard Holdings, Inc. (2)	497	61,037
Cracker Barrel Old Country Store, Inc.	165	26,268
Crocs, Inc. (2)	107	1,739
Dana, Inc.	340	8,758
Deckers Outdoor Corp. (2)	126	11,344
Del Frisco's Restaurant Group, Inc. (2)	548	8,357
Denny's Corp. (2)	3,741	57,724
Destination XL Group, Inc. (2)	1,017	1,780
Discovery, Inc. (2)	2,761	53,895
Dollar General Corp.	5,021	469,715
Dollar Tree, Inc. (2)	2,901	275,305
Domino's Pizza, Inc.	108	25,224
DR Horton, Inc.	823	36,080
El Pollo Loco Holdings, Inc. (2)	568	5,396
Entravision Communications Corp.	1,129	5,306
Express, Inc. (2)	721	5,162
Extended Stay America, Inc.	2,586	51,125
Finish Line, Inc./The	115	1,557
Flexsteel Industries, Inc.	202	7,995
Foot Locker, Inc.	383	17,442
Francesca's Holdings Corp. (2)	1,767	8,482
FTD Cos., Inc. (2)	885	3,221
Funko, Inc. (2)	376	3,087
GameStop Corp.	1,400	17,668
Gannett Co., Inc.	2,020	20,160
Gap, Inc./The	1,325	41,340
GCI Liberty, Inc. Class A (2)	47	2,484
GCI Liberty, Inc. Preferred Shares	15	350
General Motors Co.	6,472	235,192
Gentex Corp.	4,650	107,043
Global Eagle Entertainment, Inc. (2)	598	879
GNC Holdings, Inc. (2)	585	2,258
Grand Canyon Education, Inc. (2)	495	51,935
Gray Television, Inc. (2)	1,442	18,313
Group 1 Automotive, Inc.	35	2,287
Groupon, Inc. (2)	924	4,010
H&R Block, Inc.	399	10,139
Hamilton Beach Brands Holding Co.	366	7,767
Hibbett Sports, Inc. (2)	291	6,969
Hilton Grand Vacations, Inc. (2)	610	26,242
Home Depot, Inc./The (5)	5,029	896,369
Hooker Furniture Corp.	145	5,322
Hovnanian Enterprises, Inc. (2)	1,642	3,005
Iconix Brand Group, Inc. (2)	1,140	1,265
Inspired Entertainment, Inc. (2)	241	1,326
Installed Building Products, Inc. (2)	101	6,065
J Alexander's Holdings, Inc. (2)	729	8,347
J. Jill, Inc. (2)	1,182	5,224
JAKKS Pacific, Inc. (2)	2,252	4,729

John Wiley & Sons, Inc.	902	57,457
Johnson Outdoors, Inc.	14	868
K12, Inc. (2)	636	9,018
Kirkland's, Inc. (2)	568	5,504
Kohl's Corp.	1,621	106,192
Kona Grill, Inc. (2)	1,888	3,587
L Brands, Inc.	199	7,604
Las Vegas Sands Corp.	3,272	235,257
La-Z-Boy, Inc.	991	29,680
LCI Industries	90	9,374
Lear Corp.	2,627	488,858
Liberty Expedia Holdings, Inc. (2)	1,438	56,485
Liberty Tax, Inc.	377	3,808
Liberty TripAdvisor Holdings, Inc. (2)	1,404	15,093
Lions Gate Entertainment Corp.	1,387	33,399
Live Nation Entertainment, Inc. (2)	1,480	62,367
LKQ Corp. (2)	4,231	160,566
Luby's, Inc. (2)	2,470	6,867
Lululemon Athletica, Inc. (2)	595	53,026
M/I Homes, Inc. (2)	648	20,639
Macy's, Inc.	1,460	43,420
MCBC Holdings, Inc. (2)	307	7,736
McDonald's Corp.	813	127,137
MDC Partners, Inc. (2)	2,568	18,490
Michael Kors Holdings, Ltd. (2)(5)	2,333	144,833
Michaels Cos., Inc./The (2)	2,212	43,599
Modine Manufacturing Co. (2)	201	4,251
MSG Networks, Inc. (2)	1,121	25,335
Nathan's Famous, Inc.	80	5,912
National CineMedia, Inc.	2,234	11,594
Nautilus, Inc. (2)	1,147	15,427
Netflix, Inc. (2)	305	90,082
New Media Investment Group, Inc.	2,824	48,403
New York Times Co./The	250	6,025
News Corp.	3,816	60,293
Nexstar Media Group, Inc.	162	10,773
Nordstrom, Inc.	404	19,558
Nutrisystem, Inc.	561	15,119
NVR, Inc. (2)	53	148,400
Office Depot, Inc.	6,411	13,784
Overstock.com, Inc. (2)	33	1,196
Penn National Gaming, Inc. (2)	1,735	45,561
Perry Ellis International, Inc. (2)	98	2,528
Pier 1 Imports, Inc.	2,041	6,572
Pinnacle Entertainment, Inc. (2)	1,881	56,712
Potbelly Corp. (2)	1,039	12,520
PulteGroup, Inc.	9,434	278,209
Qurate Retail Group, Inc. (2)	4,021	101,209
RCI Hospitality Holdings, Inc.	132	3,747

Red Rock Resorts, Inc.	967	28,314
Regis Corp. (2)	212	3,208
Ross Stores, Inc. (5)	1,116	87,026
Royal Caribbean Cruises, Ltd.	457	53,807
Ruth's Hospitality Group, Inc.	813	19,878
Salem Media Group, Inc.	525	1,890
Sally Beauty Holdings, Inc. (2)	835	13,736
Shiloh Industries, Inc. (2)	505	4,394
Shutterfly, Inc. (2)	288	23,400
Signet Jewelers, Ltd.	610	23,497
Six Flags Entertainment Corp.	135	8,405
Skechers U.S.A., Inc. (2)	188	7,311
Sleep Number Corp. (2)	417	14,658
Sonic Corp.	660	16,652
Speedway Motorsports, Inc.	533	9,498
Stein Mart, Inc.	2,186	3,323
Steven Madden, Ltd.	33	1,449
Stoneridge, Inc. (2)	618	17,057
Sturm Ruger & Co., Inc.	105	5,513
Tailored Brands, Inc.	550	13,783
Target Corp.	5,489	381,101
Taylor Morrison Home Corp. (2)	5,245	122,104
Tenneco, Inc. (5)	1,641	90,042
Texas Roadhouse, Inc.	67	3,871
Thor Industries, Inc.	773	89,026
TopBuild Corp. (2)	427	32,674
Tower International, Inc.	988	27,417
Townsquare Media, Inc.	789	6,257
Tractor Supply Co.	133	8,382
TripAdvisor, Inc. (2)	20	818
tronc, Inc. (2)	1,297	21,297
Tuesday Morning Corp. (2)	555	2,192
Urban One, Inc. (2)	1,660	3,403
Urban Outfitters, Inc. (2)	597	22,065
Vince Holding Corp. (2)	711	6,363
Visteon Corp. (2)	36	3,969
Vitamin Shoppe, Inc. (2)	208	905
Weight Watchers International, Inc. (2)	74	4,715
Weyco Group, Inc.	361	12,130
Whirlpool Corp.	146	22,354
WideOpenWest, Inc. (2)	110	787
Winmark Corp.	7	916
Workhorse Group, Inc. (2)	1,971	5,203
World Wrestling Entertainment, Inc.	566	20,382
Yum China Holdings, Inc.	1,062	44,073
Yum! Brands, Inc.	1,383	117,735

		10,151,434

Consumer Staples - 4.3%
Archer-Daniels-Midland Co. (5)	11,076	480,366
Avon Products, Inc. (2)	7,444	21,141
Blue Buffalo Pet Products, Inc. (2)	270	10,749
Boston Beer Co., Inc./The (2)	8	1,512
Central Garden & Pet Co. (2)	453	17,943
Coca-Cola Bottling Co. Consolidated	37	6,389
Conagra Brands, Inc.	13,379	493,418
CVS Health Corp. (5)	4,743	295,062
Darling Ingredients, Inc. (2)	1,128	19,514
Dean Foods Co.	1,861	16,042
Energizer Holdings, Inc.	42	2,502
Estee Lauder Cos., Inc./The	5,049	755,936
Flowers Foods, Inc.	2,704	59,109
General Mills, Inc.	9,829	442,895
Herbalife, Ltd. (2)	399	38,891
Hershey Co./The	940	93,022
Ingles Markets, Inc.	151	5,111
Ingredion, Inc.	1,572	202,662
JM Smucker Co./The	342	42,411
John B Sanfilippo & Son, Inc.	363	21,007
Kroger Co./The (5)	8,285	198,343
Lamb Weston Holdings, Inc.	3,723	216,753
Lifevantage Corp. (2)	600	2,166
Medifast, Inc.	119	11,121
Molson Coors Brewing Co.	4,439	334,390
Natural Health Trends Corp.	362	6,882
Nu Skin Enterprises, Inc.	1,424	104,963
Oil-Dri Corp. of America	32	1,286
PepsiCo, Inc. (5)	5,583	609,384
Performance Food Group Co. (2)	1,186	35,402
Pilgrim's Pride Corp. (2)	2,123	52,247
Sanderson Farms, Inc.	274	32,611
SpartanNash Co.	101	1,738
Sprouts Farmers Market, Inc. (2)	2,416	56,704
Sysco Corp.	6,594	395,376
Tyson Foods, Inc. (5)	9,138	668,810
United Natural Foods, Inc. (2)	133	5,711
US Foods Holding Corp. (2)	742	24,315
USANA Health Sciences, Inc. (2)	474	40,717
Village Super Market, Inc.	546	14,398
Walgreens Boots Alliance, Inc.	5,450	356,812
Walmart, Inc. (5)	6,722	598,056

		6,793,867

Energy - 4.3%
Abraxas Petroleum Corp. (2)	1,063	2,360
Adams Resources & Energy, Inc.	148	6,438
Andeavor	3,016	303,289

Arch Coal, Inc.	379	34,823
Archrock, Inc.	1,422	12,443
Ardmore Shipping Corp.	560	4,256
Basic Energy Services, Inc. (2)	326	4,707
Bristow Group, Inc.	334	4,342
C&J Energy Services, Inc. (2)	402	10,380
Cabot Oil & Gas Corp.	5,175	124,097
California Resources Corp. (2)	212	3,636
Chevron Corp. (5)	6,844	780,490
Cimarex Energy Co.	1,058	98,923
Cloud Peak Energy, Inc. (2)	756	2,200
Concho Resources, Inc. (2)	405	60,884
ConocoPhillips	6,212	368,309
CONSOL Energy, Inc. (2)	211	6,113
Contango Oil & Gas Co. (2)	279	990
Continental Resources, Inc./OK (2)	1,483	87,423
CVR Energy, Inc.	413	12,481
Delek US Holdings, Inc.	661	26,903
Diamondback Energy, Inc. (2)	693	87,678
Earthstone Energy, Inc. (2)	312	3,157
Eclipse Resources Corp. (2)	589	848
Energen Corp. (2)	729	45,825
Energy XXI Gulf Coast, Inc. (2)	922	3,540
Era Group, Inc. (2)	209	1,954
Erin Energy Corp. (2)	808	2,949
Evolution Petroleum Corp.	1,357	10,924
EXCO Resources, Inc. (2)(3)	2,489	871
Exterran Corp. (2)	1,636	43,681
Exxon Mobil Corp. (5)	14,052	1,048,420
Gastar Exploration, Inc. (2)	1,198	818
Hallador Energy Co.	449	3,085
Halliburton Co.	832	39,054
HollyFrontier Corp.	1,803	88,095
Keane Group, Inc. (2)	1,437	21,268
Laredo Petroleum, Inc. (2)	452	3,937
Mammoth Energy Services, Inc. (2)	447	14,331
Marathon Petroleum Corp. (5)	12,021	878,855
Matrix Service Co. (2)	1,617	22,153
McDermott International, Inc. (2)	4,349	26,485
Midstates Petroleum Co., Inc. (2)	1,077	14,356
Natural Gas Services Group, Inc. (2)	527	12,569
Newfield Exploration Co. (2)	394	9,621
Newpark Resources, Inc. (2)	1,067	8,643
Northern Oil and Gas, Inc. (2)(3)	1,360	2,693
Occidental Petroleum Corp.	6,413	416,588
Oceaneering International, Inc.	317	5,877
Oil States International, Inc. (2)	403	10,559
Overseas Shipholding Group, Inc. (2)	936	2,658
Pacific Ethanol, Inc. (2)	1,931	5,793
Panhandle Oil and Gas, Inc.	108	2,084
Par Pacific Holdings, Inc. (2)	777	13,341
PBF Energy, Inc.	1,577	53,460
Peabody Energy Corp.	1,623	59,240

Penn Virginia Corp. (2)	98	3,434
Phillips 66 (5)	7,951	762,660
Quintana Energy Services, Inc. (2)	454	4,427
Ranger Energy Services, Inc. (2)	136	1,107
Renewable Energy Group, Inc. (2)	127	1,626
RigNet, Inc. (2)	682	9,275
Ring Energy, Inc. (2)	187	2,683
Rowan Cos. Plc (2)	1,664	19,203
RPC, Inc.	2,059	37,124
SandRidge Energy, Inc. (2)	1,141	16,556
Seadrill, Ltd. (2)	3,547	692
SilverBow Resources, Inc. (2)	331	9,632
Smart Sand, Inc. (2)	231	1,344
Southwestern Energy Co. (2)	3,220	13,943
Stone Energy Corp. (2)	226	8,385
Teekay Tankers, Ltd.	704	838
TETRA Technologies, Inc. (2)	2,761	10,354
Ultra Petroleum Corp. (2)	1,090	4,545
Unit Corp. (2)	1,000	19,760
Valero Energy Corp. (5)	9,872	915,825
W&T Offshore, Inc. (2)	2,620	11,607
Westmoreland Coal Co. (2)	2,852	1,169
Willbros Group, Inc. (2)	4,061	2,244
World Fuel Services Corp.	1,423	34,935

		6,814,265

Financials - 18.4%
1st Source Corp.	1,878	95,064
ACNB Corp.	246	7,196
Aflac, Inc. (5)	17,072	747,071
AG Mortgage Investment Trust, Inc.	2,092	36,338
Allstate Corp./The (5)	7,628	723,134
Ally Financial, Inc.	5,248	142,483
American Equity Investment Life Holding Co.	2,677	78,597
American National Bankshares, Inc.	592	22,259
Annaly Capital Management, Inc. (5)	18,889	197,012
Apollo Commercial Real Estate Finance, Inc.	7,136	128,305
ARMOUR Residential REIT, Inc.	2,293	53,381
Artisan Partners Asset Management, Inc.	706	23,510
Associated Banc-Corp	3,317	82,427
Assurant, Inc.	202	18,465
Athene Holding, Ltd. (2)	1,686	80,608
Atlas Financial Holdings, Inc. (2)	457	4,730
Banco Latinoamericano de Comercio Exterior SA	1,914	54,549
Bancorp, Inc./The (2)	555	5,994
BancorpSouth Bank	2,515	79,977
Bank of America Corp. (5)	25,512	765,105
Bank of Marin Bancorp	140	9,653
Bank of New York Mellon Corp./The (5)	13,996	721,214
Bank of NT Butterfield & Son, Ltd./The	2,246	100,800
BankUnited, Inc.	4,749	189,865

Bankwell Financial Group, Inc.	252	8,135
BB&T Corp. (5)	15,465	804,799
Berkshire Hathaway, Inc. (2)(5)	8,957	1,786,742
BGC Partners, Inc.	5,706	76,746
BOK Financial Corp.	1,513	149,772
Brown & Brown, Inc.	5,786	147,196
Bryn Mawr Bank Corp.	1,511	66,408
C&F Financial Corp.	538	28,299
Cadence BanCorp	947	25,787
Cannae Holdings, Inc. (2)	1,319	24,876
Capital City Bank Group, Inc.	972	24,057
Carolina Financial Corp.	575	22,586
Cathay General Bancorp	2,645	105,747
CBTX, Inc.	296	8,714
Central Pacific Financial Corp.	188	5,350
Central Valley Community Bancorp	826	16,157
Century Bancorp, Inc./MA	172	13,657
Charter Financial Corp./MD	704	14,355
Chemung Financial Corp.	326	15,149
Cherry Hill Mortgage Investment Corp.	293	5,139
Chimera Investment Corp. (5)	8,092	140,882
CIT Group, Inc.	4,734	243,801
Citigroup, Inc. (5)	1,352	91,260
Citizens Financial Group, Inc. (5)	14,847	623,277
Civista Bancshares, Inc.	73	1,669
CNA Financial Corp.	3,326	164,138
CNB Financial Corp./PA	1,402	40,784
CNO Financial Group, Inc.	4,918	106,573
CoBiz Financial, Inc.	757	14,837
Codorus Valley Bancorp, Inc.	523	14,707
Comerica, Inc. (5)	6,730	645,609
Community Bankers Trust Corp. (2)	1,161	10,449
Community Financial Corp./The	154	5,732
Community Trust Bancorp, Inc.	869	39,279
County Bancorp, Inc.	104	3,038
Crawford & Co.	495	4,069
Cullen/Frost Bankers, Inc.	2,111	223,914
Customers Bancorp, Inc. (2)	1,147	33,435
Diamond Hill Investment Group, Inc.	5	1,033
Discover Financial Services	1,707	122,785
Ditech Holding Corp. (2)	181	1,627
Ditech Holding Corp. Warrant A (2)(9)	228	0
Ditech Holding Corp. Warrant B (2)(9)	181	0
DNB Financial Corp.	160	5,704
Donegal Group, Inc.	633	10,001
Dynex Capital, Inc.	140	928
East West Bancorp, Inc.	4,650	290,811
Elevate Credit, Inc. (2)	836	5,919
Employers Holdings, Inc.	397	16,059
Enova International, Inc. (2)	873	19,250

Entegra Financial Corp. (2)	37	1,073
Enterprise Financial Services Corp.	639	29,969
Equity Bancshares, Inc. (2)	294	11,513
Erie Indemnity Co.	127	14,940
ESSA Bancorp, Inc.	179	2,626
Essent Group, Ltd. (2)(5)	2,326	98,995
Evercore, Inc.	1,358	118,418
EZCORP, Inc. (2)	758	10,006
Farmers Capital Bank Corp.	56	2,237
Farmers National Banc Corp.	954	13,213
FB Financial Corp. (2)	854	34,664
Federal Agricultural Mortgage Corp.	52	4,525
Federated Investors, Inc.	1,430	47,762
Fidelity Southern Corp.	3,812	87,943
Fifth Street Asset Management, Inc.	7,229	9,470
Fifth Third Bancorp (5)	23,439	744,188
Financial Institutions, Inc.	331	9,798
First American Financial Corp.	4,968	291,522
First BanCorp/Puerto Rico (2)	2,457	14,791
First Bancorp/Southern Pines NC	2,910	103,742
First Busey Corp.	4,341	129,015
First Business Financial Services, Inc.	78	1,962
First Citizens BancShares, Inc./NC	64	26,447
First Community Bancshares, Inc./VA	372	11,104
First Defiance Financial Corp.	383	21,954
First Financial Corp./IN	740	30,784
First Financial Northwest, Inc.	88	1,474
First Interstate BancSystem, Inc.	1,105	43,703
First Merchants Corp.	1,316	54,877
First Mid-Illinois Bancshares, Inc.	621	22,635
First Northwest Bancorp (2)	401	6,773
FirstCash, Inc.	1,958	159,088
FNB Bancorp/CA	496	18,248
GAMCO Investors, Inc.	2,299	57,084
Genworth Financial, Inc. (2)	1,450	4,104
Great Ajax Corp.	143	1,938
Great Southern Bancorp, Inc.	1,831	91,458
Green Bancorp, Inc. (2)	781	17,377
Green Dot Corp. (2)	323	20,724
Guaranty Bancorp	1,833	51,966
Hallmark Financial Services, Inc. (2)	763	6,806
Hanmi Financial Corp.	186	5,720
Hanover Insurance Group, Inc./The	160	18,862
Health Insurance Innovations, Inc. (2)	156	4,508
Heartland Financial USA, Inc.	1,595	84,615
Heritage Commerce Corp.	250	4,120
Heritage Financial Corp./WA	1,018	31,151
Home Bancorp, Inc.	349	15,066
HomeStreet, Inc. (2)	987	28,278
Horizon Bancorp/IN	459	13,775
Houlihan Lokey, Inc.	1,967	87,728
Huntington Bancshares, Inc./OH	48,200	727,820
Independence Holding Co.	339	12,085

Independent Bank Corp./MI	2,276	52,120
Infinity Property & Casualty Corp.	492	58,253
Interactive Brokers Group, Inc.	497	33,418
International Bancshares Corp.	1,499	58,311
INTL. FCStone, Inc. (2)	340	14,511
Invesco Mortgage Capital, Inc.	7,593	124,373
James River Group Holdings, Ltd.	150	5,321
JPMorgan Chase & Co. (5)	8,082	888,778
Kemper Corp.	506	28,842
KeyCorp (5)	33,123	647,555
Kingstone Cos., Inc.	521	8,753
Kinsale Capital Group, Inc.	324	16,631
Ladder Capital Corp.	5,339	80,512
Ladenburg Thalmann Financial Services, Inc.	285	932
Lazard, Ltd. (5)	2,101	110,429
LCNB Corp.	250	4,750
Legg Mason, Inc.	1,509	61,341
LendingTree, Inc. (2)	8	2,625
LPL Financial Holdings, Inc.	1,029	62,841
M&T Bank Corp.	3,364	620,187
Macatawa Bank Corp.	810	8,319
MainSource Financial Group, Inc.	1,952	79,349
Manning & Napier, Inc.	552	1,932
Marlin Business Services Corp.	204	5,783
Marsh & McLennan Cos., Inc.	6,357	525,025
MB Financial, Inc.	2,460	99,581
MBT Financial Corp.	154	1,656
Mercantile Bank Corp.	887	29,493
Meta Financial Group, Inc.	64	6,989
Metropolitan Bank Holding Corp. (2)	87	3,664
MGIC Investment Corp. (2)	11,222	145,886
Moelis & Co.	1,465	74,495
MSCI, Inc.	28	4,185
MTGE Investment Corp.	2,512	44,965
MutualFirst Financial, Inc.	385	13,956
National Commerce Corp. (2)	118	5,139
Navient Corp.	592	7,767
New Residential Investment Corp.	22,985	378,103
Nicolet Bankshares, Inc. (2)	957	52,702
NMI Holdings, Inc. (2)	1,509	24,974
Northeast Bancorp	830	17,015
Northrim BanCorp, Inc.	984	33,997
Norwood Financial Corp.	213	6,409
OceanFirst Financial Corp.	31	829
Ohio Valley Banc Corp.	41	1,716
Old Republic International Corp.	2,975	63,814
Old Second Bancorp, Inc.	182	2,530
OneMain Holdings, Inc. (2)	224	6,707

Oppenheimer Holdings, Inc.	450	11,588
Opus Bank	1,177	32,956
Orrstown Financial Services, Inc.	236	5,699
Pacific Mercantile Bancorp (2)	748	7,143
PacWest Bancorp	6,818	337,696
Parke Bancorp, Inc. (2)	834	17,347
Peapack Gladstone Financial Corp.	480	16,027
Penns Woods Bancorp, Inc.	102	4,316
PennyMac Financial Services, Inc. (2)	1,987	45,006
PennyMac Mortgage Investment Trust	1,275	22,988
Peoples Bancorp, Inc./OH	426	15,102
Peoples Bancorp of North Carolina, Inc.	143	4,393
Peoples Financial Services Corp.	99	4,519
People's Utah Bancorp	207	6,686
PHH Corp. (2)	92	962
Piper Jaffray Cos.	425	35,296
PNC Financial Services Group, Inc./The (5)	6,001	907,591
Popular, Inc.	1,733	72,127
Preferred Bank/Los Angeles CA	441	28,312
Premier Financial Bancorp, Inc.	1,305	24,286
Progressive Corp./The (5)	10,246	624,289
Provident Financial Holdings, Inc.	2,098	37,953
Prudential Financial, Inc.	4,271	442,262
Pzena Investment Management, Inc.	1,217	13,545
QCR Holdings, Inc.	167	7,490
Radian Group, Inc.	4,437	84,480
RBB Bancorp	1,124	29,640
Regional Management Corp. (2)	359	11,431
Regions Financial Corp. (5)	42,685	793,087
Reinsurance Group of America, Inc. (5)	1,351	208,054
Republic Bancorp, Inc./KY	1,357	51,973
Riverview Bancorp, Inc.	2,099	19,605
S&P Global, Inc. (5)	4,509	861,490
Safety Insurance Group, Inc.	552	42,421
Sandy Spring Bancorp, Inc.	95	3,682
Santander Consumer USA Holdings, Inc.	2,529	41,223
SEI Investments Co.	7,402	554,484
Selective Insurance Group, Inc.	516	31,321
Shore Bancshares, Inc.	1,435	27,064
Sierra Bancorp	1,640	43,690
Silvercrest Asset Management Group, Inc.	443	6,734
South State Corp.	171	14,586
Southern First Bancshares, Inc. (2)	393	17,489
Southern Missouri Bancorp, Inc.	27	988
State Bank Financial Corp.	4,982	149,510
Stewart Information Services Corp.	1,628	71,534
Summit Financial Group, Inc.	401	10,029
SunTrust Banks, Inc. (5)	11,825	804,573
Sutherland Asset Management Corp.	2,015	30,527
Synovus Financial Corp.	10,592	528,964
T Rowe Price Group, Inc.	7,040	760,109

TCF Financial Corp.	9,164	209,031
Territorial Bancorp, Inc.	465	13,792
Third Point Reinsurance, Ltd. (2)	148	2,065
Timberland Bancorp, Inc./WA	289	8,786
Travelers Cos., Inc./The	419	58,182
Triumph Bancorp, Inc. (2)	1,009	41,571
TrustCo Bank Corp. NY	7,559	63,874
Umpqua Holdings Corp.	16,405	351,231
Union Bankshares Corp.	739	27,129
United Community Financial Corp./OH	518	5,107
United Financial Bancorp, Inc.	1,732	28,058
United Security Bancshares/Fresno CA	1,090	11,718
Unity Bancorp, Inc.	824	18,128
Universal Insurance Holdings, Inc.	687	21,915
Unum Group	381	18,139
US Bancorp	4,311	217,706
Walker & Dunlop, Inc.	673	39,990
Washington Trust Bancorp, Inc.	145	7,794
Waterstone Financial, Inc.	187	3,235
Wells Fargo & Co. (5)	12,062	632,169
West Bancorporation, Inc.	1,325	33,920
Western Alliance Bancorp (2)	4,901	284,797
Western New England Bancorp, Inc.	659	7,018
Westwood Holdings Group, Inc.	197	11,129
Wintrust Financial Corp.	2,204	189,654
WMIH Corp. (2)	1,032	1,465
World Acceptance Corp. (2)	90	9,477

		28,832,432

Healthcare - 11.1%
Abbott Laboratories	15,682	939,665
AbbVie, Inc.	5,411	512,151
ABIOMED, Inc. (2)	215	62,563
ACADIA Pharmaceuticals, Inc. (2)	124	2,786
Acceleron Pharma, Inc. (2)	127	4,966
Accuray, Inc. (2)	414	2,070
AcelRx Pharmaceuticals, Inc. (2)	1,300	2,730
Achillion Pharmaceuticals, Inc. (2)	1,263	4,686
Acorda Therapeutics, Inc. (2)	742	17,548
Advaxis, Inc. (2)	447	755
Aetna, Inc. (5)	4,217	712,673
Aevi Genomic Medicine, Inc. (2)	2,571	5,168
Agile Therapeutics, Inc. (2)	1,285	3,302
Agilent Technologies, Inc. (5)	1,774	118,681
Aimmune Therapeutics, Inc. (2)	342	10,886
Akebia Therapeutics, Inc. (2)	80	762
Alexion Pharmaceuticals, Inc. (2)	2,859	318,664
Align Technology, Inc. (2)(5)	342	85,886
Alkermes PLC (2)	518	30,023

Allena Pharmaceuticals, Inc. (2)	104	1,146
Allscripts Healthcare Solutions, Inc. (2)	101	1,247
AMAG Pharmaceuticals, Inc. (2)	663	13,359
AmerisourceBergen Corp.	985	84,917
Amgen, Inc. (5)	3,752	639,641
Amphastar Pharmaceuticals, Inc. (2)	586	10,988
Analogic Corp.	195	18,701
Anavex Life Sciences Corp. (2)(3)	781	2,156
AngioDynamics, Inc. (2)	962	16,595
ANI Pharmaceuticals, Inc. (2)	165	9,606
Anthem, Inc.	2,841	624,168
Anthera Pharmaceuticals, Inc. (2)	3,653	1,167
Applied Genetic Technologies Corp./DE (2)	795	3,061
Ardelyx, Inc. (2)	537	2,712
Arena Pharmaceuticals, Inc. (2)	157	6,202
Argos Therapeutics, Inc. (2)(3)	3,514	3,163
Array BioPharma, Inc. (2)	737	12,028
Assembly Biosciences, Inc. (2)	30	1,474
Asterias Biotherapeutics, Inc. (2)(3)	488	708
Atara Biotherapeutics, Inc. (2)	186	7,254
Atrion Corp.	2	1,263
Audentes Therapeutics, Inc. (2)	182	5,469
Avexis, Inc. (2)	75	9,269
Avinger, Inc. (2)	1,046	1,391
Axsome Therapeutics, Inc. (2)	1,195	2,928
Baxter International, Inc. (5)	10,576	687,863
Becton Dickinson and Co. (5)	748	162,092
Biogen, Inc. (2)	1,805	494,245
BioMarin Pharmaceutical, Inc. (2)	527	42,724
Bio-Path Holdings, Inc. (2)	1,834	3,668
Bio-Rad Laboratories, Inc. (2)	55	13,754
BioSpecifics Technologies Corp. (2)	286	12,681
Bluebird Bio, Inc. (2)	136	23,222
Blueprint Medicines Corp. (2)	122	11,187
Bristol-Myers Squibb Co.	9,299	588,162
Bruker Corp.	471	14,092
Calithera Biosciences, Inc. (2)	119	750
Cantel Medical Corp.	18	2,005
Catalent, Inc. (2)	1,652	67,831
Celgene Corp. (2)	2,836	253,000
Celldex Therapeutics, Inc. (2)	564	1,314
Cellular Biomedicine Group, Inc. (2)	53	930
Centene Corp. (2)	1,938	207,114
Cerner Corp. (2)	7,421	430,418
Charles River Laboratories International, Inc. (2)	548	58,494
ChemoCentryx, Inc. (2)	511	6,950
Chimerix, Inc. (2)	1,056	5,491
Cidara Therapeutics, Inc. (2)	755	3,020
Cigna Corp.	1,742	292,203
Collegium Pharmaceutical, Inc. (2)	52	1,329
Conatus Pharmaceuticals, Inc. (2)	913	5,359

Concert Pharmaceuticals, Inc. (2)	243	5,565
ConforMIS, Inc. (2)	645	935
CONMED Corp.	293	18,556
Cooper Cos., Inc./The	84	19,220
Corbus Pharmaceuticals Holdings, Inc. (2)	318	1,940
Corcept Therapeutics, Inc. (2)	230	3,784
CorVel Corp. (2)	266	13,446
Corvus Pharmaceuticals, Inc. (2)	108	1,245
Cross Country Healthcare, Inc. (2)	363	4,033
Curis, Inc. (2)	1,684	1,100
CytomX Therapeutics, Inc. (2)	588	16,729
CytRx Corp. (2)	3,311	5,264
DaVita, Inc. (2)	99	6,528
Deciphera Pharmaceuticals, Inc. (2)	38	762
Depomed, Inc. (2)	872	5,746
Durect Corp. (2)	897	1,920
Dyax Corp. Contingent Value Rights (2)(9)	6,220	0
Eagle Pharmaceuticals, Inc./DE (2)	325	17,124
Edge Therapeutics, Inc. (2)	476	562
Editas Medicine, Inc. (2)	117	3,879
Edwards Lifesciences Corp. (2)	822	114,685
Egalet Corp. (2)	7,020	4,423
Eiger BioPharmaceuticals, Inc. (2)	479	4,718
Eli Lilly & Co.	3,351	259,267
Emergent BioSolutions, Inc. (2)	658	34,644
Enanta Pharmaceuticals, Inc. (2)	91	7,363
Encompass Health Corp.	214	12,234
Endo International PLC (2)	1,647	9,783
Epizyme, Inc. (2)	73	1,296
Esperion Therapeutics, Inc. (2)	29	2,098
Exact Sciences Corp. (2)	244	9,841
Exelixis, Inc. (2)	1,276	28,263
Express Scripts Holding Co. (2)	3,326	229,760
Fate Therapeutics, Inc. (2)	476	4,646
FibroGen, Inc. (2)	85	3,927
Flex Pharma, Inc. (2)	429	2,145
FONAR Corp. (2)	116	3,457
Fortress Biotech, Inc. (2)	678	3,085
Foundation Medicine, Inc. (2)	111	8,741
Genesis Healthcare, Inc. (2)	1,330	2,008
Genocea Biosciences, Inc. (2)	2,639	2,771
Genomic Health, Inc. (2)	972	30,414
Gilead Sciences, Inc. (5)	7,464	562,711
Global Blood Therapeutics, Inc. (2)	252	12,172
Globus Medical, Inc. (2)	413	20,576
Haemonetics Corp. (2)	524	38,336
Halozyme Therapeutics, Inc. (2)	657	12,871
Halyard Health, Inc. (2)	255	11,750
HCA Healthcare, Inc.	2,656	257,632
HealthStream, Inc.	44	1,093
Hill-Rom Holdings, Inc. (5)	994	86,478
Horizon Pharma Plc (2)	641	9,102

Humana, Inc. (5)	2,750	739,283
ICU Medical, Inc. (2)	121	30,540
Idera Pharmaceuticals, Inc. (2)	685	1,260
IDEXX Laboratories, Inc. (2)(5)	358	68,518
Illumina, Inc. (2)	202	47,757
Immune Design Corp. (2)	387	1,277
ImmunoGen, Inc. (2)	532	5,597
Incyte Corp. (2)	152	12,666
Infinity Pharmaceuticals, Inc. (2)	1,269	2,665
Innoviva, Inc. (2)	552	9,202
Inogen, Inc. (2)	37	4,545
Inovalon Holdings, Inc. (2)	443	4,696
Inovio Pharmaceuticals, Inc. (2)	162	763
Insys Therapeutics, Inc. (2)	162	978
Integer Holdings Corp. (2)	594	33,591
Intellia Therapeutics, Inc. (2)	77	1,624
Intuitive Surgical, Inc. (2)	1,970	813,275
InVivo Therapeutics Holdings Corp. (2)	5,320	2,846
Iovance Biotherapeutics, Inc. (2)	531	8,974
IQVIA Holdings, Inc. (2)	1,563	153,346
Johnson & Johnson	8,215	1,052,752
Jounce Therapeutics, Inc. (2)	251	5,610
Kadmon Holdings, Inc. (2)	471	2,002
Karyopharm Therapeutics, Inc. (2)	80	1,074
Keryx Biopharmaceuticals, Inc. (2)	198	810
Kindred Biosciences, Inc. (2)	513	4,437
Kindred Healthcare, Inc.	244	2,233
Kura Oncology, Inc. (2)	177	3,319
Lannett Co., Inc. (2)	143	2,295
Lantheus Holdings, Inc. (2)	661	10,510
Lipocine, Inc. (2)	2,444	3,739
LivaNova PLC (2)	160	14,160
Luminex Corp.	586	12,347
MacroGenics, Inc. (2)	67	1,686
Madrigal Pharmaceuticals, Inc. (2)	35	4,088
Magellan Health, Inc. (2)	186	19,921
Mallinckrodt PLC (2)	1,256	18,187
Masimo Corp. (2)	670	58,927
Matinas BioPharma Holdings, Inc. (2)	1,884	1,441
McKesson Corp.	2,573	362,459
MediciNova, Inc. (2)	486	4,967
Medtronic PLC	3,872	310,612
Merck & Co., Inc. (5)	6,750	367,673
Meridian Bioscience, Inc.	799	11,346
Mettler-Toledo International, Inc. (2)	390	224,262
Minerva Neurosciences, Inc. (2)	516	3,225
Miragen Therapeutics, Inc. (2)	131	918
Momenta Pharmaceuticals, Inc. (2)	551	10,001
Mylan NV (2)	3,046	125,404

MyoKardia, Inc. (2)	17	830
Myovant Sciences, Ltd. (2)	80	1,702
Myriad Genetics, Inc. (2)	271	8,008
Natera, Inc. (2)	1,033	9,576
Natus Medical, Inc. (2)	67	2,255
Nektar Therapeutics (2)	462	49,092
Neurocrine Biosciences, Inc. (2)	151	12,522
NewLink Genetics Corp. (2)	183	1,327
Novan, Inc. (2)	1,427	4,181
Novavax, Inc. (2)	1,051	2,207
Novelion Therapeutics, Inc. (2)	664	2,324
Novus Therapeutics, Inc. (2)	755	3,805
OncoMed Pharmaceuticals, Inc. (2)	1,816	5,775
Ophthotech Corp. (2)	1,811	4,962
OPKO Health, Inc. (2)	2,422	7,678
Organovo Holdings, Inc. (2)	1,473	1,517
Orthofix International NV (2)	535	31,447
Otonomy, Inc. (2)	391	1,642
OvaScience, Inc. (2)	4,858	3,940
Ovid therapeutics, Inc. (2)	291	2,057
Pacira Pharmaceuticals, Inc./DE (2)	98	3,053
Patterson Cos., Inc.	663	14,738
PDL BioPharma, Inc. (2)	2,870	8,438
Perrigo Co. PLC	711	59,255
Pfenex, Inc. (2)	871	5,226
Pfizer, Inc. (5)	20,575	730,207
Phibro Animal Health Corp.	374	14,848
Pieris Pharmaceuticals, Inc. (2)	202	1,378
PRA Health Sciences, Inc. (2)	290	24,058
Premier, Inc. (2)	2,891	90,517
Prestige Brands Holdings, Inc. (2)	24	809
Progenics Pharmaceuticals, Inc. (2)	829	6,184
Protagonist Therapeutics, Inc. (2)	265	2,276
Proteostasis Therapeutics, Inc. (2)	451	2,142
Prothena Corp. PLC (2)	25	918
Providence Service Corp./The (2)	345	23,853
Quality Systems, Inc. (2)	3,237	44,185
Quorum Health Corp. (2)	668	5,464
Ra Pharmaceuticals, Inc. (2)	237	1,258
RadNet, Inc. (2)	618	8,899
Recro Pharma, Inc. (2)	1,228	13,520
Regeneron Pharmaceuticals, Inc. (2)	647	222,801
REGENXBIO, Inc. (2)	166	4,955
Regulus Therapeutics, Inc. (2)	5,792	4,156
Retrophin, Inc. (2)	460	10,286
Rigel Pharmaceuticals, Inc. (2)	548	1,940
Sage Therapeutics, Inc. (2)	81	13,047
Sangamo Therapeutics, Inc. (2)	271	5,149
Second Sight Medical Products, Inc. (2)	1,578	3,030
SELLAS Life Sciences Group, Inc. (2)	1,085	3,743
Simulations Plus, Inc.	342	5,045
Sorrento Therapeutics, Inc. (2)	223	1,148
Spectrum Pharmaceuticals, Inc. (2)	228	3,669

STAAR Surgical Co. (2)	112	1,658
Stemline Therapeutics, Inc. (2)	90	1,377
STERIS PLC	279	26,047
Strongbridge Biopharma PLC (2)	101	894
Stryker Corp.	375	60,345
Supernus Pharmaceuticals, Inc. (2)	275	12,595
Surmodics, Inc. (2)	34	1,294
Syndax Pharmaceuticals, Inc. (2)	145	2,063
Synthetic Biologics, Inc. (2)	5,681	1,809
Syros Pharmaceuticals, Inc. (2)	141	1,830
Tandem Diabetes Care, Inc. (2)	769	3,814
Teligent, Inc./NJ (2)	329	1,105
Tetraphase Pharmaceuticals, Inc. (2)	416	1,277
Titan Pharmaceuticals, Inc. (2)	2,022	2,123
Trevena, Inc. (2)	1,414	2,319
Triple-S Management Corp. (2)	272	7,110
Trovagene, Inc. (2)(3)	5,433	1,897
United Therapeutics Corp. (2)	544	61,124
UnitedHealth Group, Inc. (5)	3,589	768,046
Utah Medical Products, Inc.	14	1,384
Vanda Pharmaceuticals, Inc. (2)	1,215	20,473
VBI Vaccines, Inc. (2)	566	1,981
Veracyte, Inc. (2)	2,292	12,744
Versartis, Inc. (2)	1,510	2,492
Vertex Pharmaceuticals, Inc. (2)	1,404	228,824
Vital Therapies, Inc. (2)	537	3,652
Vocera Communications, Inc. (2)	72	1,686
Voyager Therapeutics, Inc. (2)	149	2,800
WaVe Life Sciences, Ltd. (2)	29	1,163
WellCare Health Plans, Inc. (2)	441	85,391
West Pharmaceutical Services, Inc.	380	33,550
Zafgen, Inc. (2)	159	1,185
Zimmer Biomet Holdings, Inc.	849	92,575
Zoetis, Inc.	2,270	189,568

		17,346,149

Industrials - 9.2%
ACCO Brands Corp.	1,363	17,106
Aegion Corp. (2)	899	20,596
Aerovironment, Inc. (2)	128	5,825
Alamo Group, Inc.	308	33,849
Allied Motion Technologies, Inc.	60	2,385
Allison Transmission Holdings, Inc.	2,898	113,196
Altra Industrial Motion Corp.	34	1,562
American Woodmark Corp. (2)	215	21,167
Applied Industrial Technologies, Inc.	1,827	133,188
Aqua Metals, Inc. (2)	508	1,316
ARC Document Solutions, Inc. (2)	2,296	5,051
ArcBest Corp.	967	30,992
Argan, Inc.	249	10,695
Armstrong World Industries, Inc. (2)	73	4,110

ASGN, Inc. (2)	123	10,071
Astronics Corp. (2)	140	5,222
Atkore International Group, Inc. (2)	474	9,409
Barrett Business Services, Inc.	272	22,543
Beacon Roofing Supply, Inc. (2)	98	5,201
BG Staffing, Inc.	225	4,273
Blue Bird Corp. (2)	934	22,136
BMC Stock Holdings, Inc. (2)	1,048	20,488
Boeing Co./The (5)	2,658	871,505
Brady Corp.	503	18,686
Briggs & Stratton Corp.	1,441	30,852
Builders FirstSource, Inc. (2)	3,167	62,833
BWX Technologies, Inc.	439	27,890
Casella Waste Systems, Inc. (2)	520	12,158
Caterpillar, Inc.	1,202	177,151
Celadon Group, Inc.	694	2,568
Comfort Systems USA, Inc.	596	24,585
Commercial Vehicle Group, Inc. (2)	325	2,519
Continental Building Products, Inc. (2)	2,146	61,268
Copa Holdings SA	418	53,767
Copart, Inc. (2)	2,187	111,384
Costamare, Inc.	1,627	10,152
Covenant Transportation Group, Inc. (2)	583	17,391
CRA International, Inc.	118	6,170
Crane Co.	215	19,939
CSW Industrials, Inc. (2)	136	6,127
Cummins, Inc. (5)	4,099	664,407
Curtiss-Wright Corp.	517	69,831
Delta Air Lines, Inc.	1,742	95,479
Dover Corp.	1,225	120,320
Ducommun, Inc. (2)	258	7,838
Dycom Industries, Inc. (2)	134	14,422
Eaton Corp. PLC (5)	9,859	787,833
Echo Global Logistics, Inc. (2)	171	4,720
EMCOR Group, Inc.	1,731	134,897
Emerson Electric Co. (5)	11,701	799,178
Encore Wire Corp.	124	7,031
EnerSys	71	4,925
Engility Holdings, Inc. (2)	568	13,859
Ennis, Inc.	427	8,412
EnPro Industries, Inc.	468	36,214
Essendant, Inc.	1,796	14,009
Fluor Corp.	596	34,103
Forrester Research, Inc.	792	32,828
Forward Air Corp.	1,800	95,148
Foundation Building Materials, Inc. (2)	345	5,144
FTI Consulting, Inc. (2)	945	45,747
FuelCell Energy, Inc. (2)	1,703	2,946
Genco Shipping & Trading, Ltd. (2)	603	8,575
General Dynamics Corp. (5)	1,799	397,399

Global Brass & Copper Holdings, Inc.	809	27,061
GMS, Inc. (2)	1,548	47,307
Graco, Inc.	2,690	122,987
Greenbrier Cos., Inc./The	225	11,306
H&E Equipment Services, Inc.	397	15,281
Harris Corp.	279	44,997
Harsco Corp. (2)	164	3,387
Hawaiian Holdings, Inc.	692	26,780
HD Supply Holdings, Inc. (2)	401	15,214
HEICO Corp. (5)	10,622	753,631
Heidrick & Struggles International, Inc.	309	9,656
Heritage-Crystal Clean, Inc. (2)	150	3,533
Herman Miller, Inc.	1,507	48,149
Hexcel Corp.	659	42,565
Hillenbrand, Inc.	2,756	126,500
HNI Corp.	545	19,669
Hub Group, Inc. (2)	496	20,758
Hubbell, Inc.	949	115,569
Huntington Ingalls Industries, Inc.	1,168	301,064
Hurco Cos., Inc.	159	7,298
Hyster-Yale Materials Handling, Inc.	353	24,685
ICF International, Inc.	677	39,571
Illinois Tool Works, Inc. (5)	4,017	629,303
Ingersoll-Rand PLC	3,840	328,358
InnerWorkings, Inc. (2)	159	1,439
Insperity, Inc.	421	29,281
Interface, Inc.	2,256	56,851
ITT, Inc.	1,219	59,707
Jacobs Engineering Group, Inc.	828	48,976
JetBlue Airways Corp. (2)	7,792	158,333
Kadant, Inc.	26	2,457
KBR, Inc.	1,550	25,095
Kelly Services, Inc.	1,082	31,421
Kforce, Inc.	1,098	29,701
Kimball International, Inc.	1,907	32,495
Knoll, Inc.	1,749	35,312
Korn/Ferry International	674	34,772
Landstar System, Inc.	397	43,531
Lawson Products, Inc./DE (2)	177	4,469
LB Foster Co. (2)	258	6,076
LSC Communications, Inc.	1,337	23,331
LSI Industries, Inc.	567	4,598
Lydall, Inc. (2)	117	5,645
ManpowerGroup, Inc.	1,404	161,600
Marten Transport, Ltd.	692	15,778
Masco Corp.	8,393	339,413
Masonite International Corp. (2)	1,054	64,663
Matson, Inc.	776	22,225
McGrath RentCorp	283	15,194
Meritor, Inc. (2)	1,285	26,420
Milacron Holdings Corp. (2)	284	5,720
Miller Industries, Inc./TN	1,175	29,375
Moog, Inc.	857	70,625

MSA Safety, Inc.	173	14,401
MSC Industrial Direct Co., Inc.	651	59,703
MYR Group, Inc. (2)	35	1,079
Navigant Consulting, Inc. (2)	1,323	25,455
Navios Maritime Holdings, Inc. (2)	1,296	1,164
NCI Building Systems, Inc. (2)	893	15,806
Nexeo Solutions, Inc. (2)	1,263	13,514
Norfolk Southern Corp.	2,844	386,158
Old Dominion Freight Line, Inc.	1,089	160,050
Omega Flex, Inc.	24	1,562
Orbital ATK, Inc.	166	22,013
Oshkosh Corp.	1,054	81,443
Owens Corning	2,619	210,568
PACCAR, Inc.	3,759	248,733
PAM Transportation Services, Inc. (2)	62	2,254
Park-Ohio Holdings Corp.	648	25,175
Patrick Industries, Inc. (2)	13	804
PGT Innovations, Inc. (2)	101	1,884
Pitney Bowes, Inc.	2,923	31,831
Ply Gem Holdings, Inc. (2)	64	1,382
Powell Industries, Inc.	55	1,476
Preformed Line Products Co.	14	911
Primoris Services Corp.	1,004	25,080
Quad/Graphics, Inc.	1,012	25,654
Quanta Services, Inc. (2)	2,328	79,967
Radiant Logistics, Inc. (2)	224	867
Regal Beloit Corp.	623	45,697
Rexnord Corp. (2)	261	7,746
Roadrunner Transportation Systems, Inc. (2)	264	671
Robert Half International, Inc.	3,378	195,552
Rockwell Automation, Inc. (5)	3,658	637,224
RPX Corp.	3,136	33,524
RR Donnelley & Sons Co.	1,708	14,911
Rush Enterprises, Inc. (2)	389	16,529
Rush Enterprises, Inc. (2)	124	5,007
Ryder System, Inc.	1,965	143,032
Safe Bulkers, Inc. (2)	1,710	5,421
Saia, Inc. (2)	590	44,339
SkyWest, Inc.	182	9,901
Southwest Airlines Co.	2,173	124,469
SP Plus Corp. (2)	1,002	35,671
Sparton Corp. (2)	1,776	30,920
Spirit AeroSystems Holdings, Inc. (5)	2,982	249,593
SPX FLOW, Inc. (2)	513	25,234
Steelcase, Inc.	3,067	41,711
Sterling Construction Co., Inc. (2)	254	2,911
Teledyne Technologies, Inc. (2)	86	16,097
Textainer Group Holdings, Ltd. (2)	47	797
Textron, Inc.	754	44,463
Toro Co./The	814	50,834

TransUnion (2)	1,515	86,022
Trex Co., Inc. (2)	95	10,333
TriMas Corp. (2)	35	919
Triton International, Ltd./Bermuda	276	8,446
TrueBlue, Inc. (2)	1,865	48,304
Union Pacific Corp.	5,366	721,351
United Continental Holdings, Inc. (2)	122	8,475
United Rentals, Inc. (2)	778	134,384
Universal Forest Products, Inc.	2,314	75,089
Universal Logistics Holdings, Inc.	370	7,826
Vectrus, Inc. (2)	504	18,769
Veritiv Corp. (2)	31	1,215
Viad Corp.	433	22,711
VSE Corp.	18	931
Wabash National Corp.	626	13,027
WABCO Holdings, Inc. (2)	159	21,285
Watsco, Inc.	1,558	281,951
Werner Enterprises, Inc.	449	16,389
WESCO International, Inc. (2)	2,030	125,962
Willis Lease Finance Corp. (2)	424	14,535
WW Grainger, Inc.	197	55,607
YRC Worldwide, Inc. (2)	777	6,861

		14,493,303

Information Technology - 17.5%
Accenture PLC (5)	6,221	954,924
Adobe Systems, Inc. (2)(5)	4,031	871,018
ADTRAN, Inc.	826	12,844
Advanced Energy Industries, Inc. (2)	450	28,755
Akamai Technologies, Inc. (2)	742	52,667
ALJ Regional Holdings, Inc. (2)	892	1,873
Alpha & Omega Semiconductor, Ltd. (2)	1,000	15,450
Alphabet, Inc. - Class C (2)(5)	1,426	1,471,333
Alphabet, Inc. - Class A (2)(5)	249	258,248
Amber Road, Inc. (2)	91	810
American Software, Inc./GA	679	8,827
Amkor Technology, Inc. (2)	4,721	47,824
Anixter International, Inc. (2)	272	20,604
ANSYS, Inc. (2)	1,416	221,873
Apple, Inc. (5)	15,233	2,555,793
Applied Materials, Inc. (5)	15,945	886,701
Arista Networks, Inc. (2)	113	28,849
ARRIS International PLC (2)(5)	5,307	141,007
Arrow Electronics, Inc. (2)	1,374	105,825
Aspen Technology, Inc. (2)	3,159	249,214
AutoWeb, Inc. (2)	1,417	4,223
Avid Technology, Inc. (2)	473	2,147
Avnet, Inc.	550	22,968

Axcelis Technologies, Inc. (2)	32	787
Bel Fuse, Inc.	114	2,155
Benchmark Electronics, Inc.	519	15,492
Black Box Corp.	1,363	2,726
Black Knight, Inc. (2)(5)	4,057	191,085
Blucora, Inc. (2)	292	7,183
Booz Allen Hamilton Holding Corp. (5)	4,060	157,203
Bottomline Technologies de, Inc. (2)	533	20,654
Broadcom, Ltd.	317	74,701
Broadridge Financial Solutions, Inc.	611	67,021
Brooks Automation, Inc.	36	975
CA, Inc. (5)	16,059	544,400
Cabot Microelectronics Corp.	94	10,068
CACI International, Inc. (2)	582	88,086
Cadence Design Systems, Inc. (2)	9,338	343,358
CalAmp Corp. (2)	563	12,881
Callidus Software, Inc. (2)	179	6,435
Carbonite, Inc. (2)	448	12,902
Care.com, Inc. (2)	258	4,198
CDK Global, Inc.	1,180	74,741
CDW Corp./DE	146	10,265
Ciena Corp. (2)	1,512	39,161
Cirrus Logic, Inc. (2)	1,514	61,514
Cisco Systems, Inc. (5)	24,397	1,046,387
Citrix Systems, Inc. (2)	6,079	564,131
Cognizant Technology Solutions Corp.	4,628	372,554
Cohu, Inc.	800	18,248
CommerceHub, Inc. (2)	842	18,937
Comtech Telecommunications Corp.	225	6,725
Convergys Corp.	1,774	40,128
CoreLogic, Inc./United States (2)	1,158	52,376
Corning, Inc.	6,516	181,666
CPI Card Group, Inc.	356	1,073
CSG Systems International, Inc.	853	38,632
CSRA, Inc.	467	19,254
Cypress Semiconductor Corp.	1,497	25,389
Daktronics, Inc.	110	969
Dell Technologies, Inc. Class V (2)	1,851	135,512
DHI Group, Inc. (2)	2,917	4,667
Digi International, Inc. (2)	407	4,192
Dolby Laboratories, Inc.	67	4,259
DSP Group, Inc. (2)	261	3,080
DST Systems, Inc.	171	14,304
DXC Technology Co.	3,200	321,696
Eastman Kodak Co. (2)	339	1,814
eBay, Inc. (2)(5)	3,887	156,413
EchoStar Corp. (2)	317	16,728
Electronic Arts, Inc. (2)	2,804	339,957

EMCORE Corp. (2)	263	1,499
Endurance International Group Holdings, Inc. (2)	2,363	17,486
Entegris, Inc.	540	18,792
ePlus, Inc. (2)	61	4,740
Etsy, Inc. (2)	184	5,163
Everi Holdings, Inc. (2)	990	6,504
ExlService Holdings, Inc. (2)	913	50,918
Extreme Networks, Inc. (2)	585	6,476
F5 Networks, Inc. (2)	1,986	287,195
Facebook, Inc. (2)(5)	7,132	1,139,622
Fair Isaac Corp.	449	76,047
First Solar, Inc. (2)	36	2,555
Five9, Inc. (2)	897	26,722
FormFactor, Inc. (2)	788	10,756
Fortinet, Inc. (2)	2,387	127,895
Hackett Group, Inc./The	605	9,716
HP, Inc. (5)	38,826	851,066
IAC/InterActiveCorp (2)	784	122,602
Ichor Holdings, Ltd. (2)	189	4,576
Insight Enterprises, Inc. (2)	43	1,502
Instructure, Inc. (2)	813	34,268
Intel Corp.	14,764	768,909
InterDigital, Inc./PA	310	22,816
International Business Machines Corp. (5)	2,584	396,463
Intevac, Inc. (2)	203	1,401
Intuit, Inc. (5)	5,085	881,485
IPG Photonics Corp. (2)	214	49,943
Jabil, Inc. (5)	2,100	60,333
Juniper Networks, Inc.	8,297	201,866
KEMET Corp. (2)	227	4,116
Kimball Electronics, Inc. (2)	962	15,536
KLA-Tencor Corp. (5)	1,180	128,632
KVH Industries, Inc. (2)	84	869
Lam Research Corp.	1,053	213,927
Leidos Holdings, Inc.	583	38,128
Limelight Networks, Inc. (2)	212	871
Majesco (2)	182	921
Manhattan Associates, Inc. (2)	307	12,857
ManTech International Corp./VA	203	11,260
Marvell Technology Group, Ltd.	1,612	33,852
Mastercard, Inc.	4,109	719,732
Maxim Integrated Products, Inc. (5)	1,556	93,702
MAXIMUS, Inc.	1,612	107,585
Methode Electronics, Inc.	410	16,031
Micron Technology, Inc. (2)	5,816	303,246
Microsemi Corp. (2)	339	21,940
Microsoft Corp. (5)	23,199	2,117,373

MKS Instruments, Inc.	432	49,961
MoneyGram International, Inc. (2)	579	4,991
Monotype Imaging Holdings, Inc.	626	14,054
Motorola Solutions, Inc.	3,056	321,797
Nanometrics, Inc. (2)	375	10,088
NCR Corp. (2)	1,542	48,604
NetApp, Inc. (2)	51	3,146
NETGEAR, Inc. (2)	560	32,032
NetScout Systems, Inc. (2)	1,026	27,035
Nuance Communications, Inc. (2)	757	11,923
NVE Corp.	58	4,820
NVIDIA Corp. (5)	2,171	502,782
Oclaro, Inc. (2)	228	2,180
Ominto, Inc. (2)	276	792
ON Semiconductor Corp. (2)	4,722	115,500
Oracle Corp. (5)	10,330	472,598
PC Connection, Inc.	493	12,325
PCM, Inc. (2)	533	4,424
Perficient, Inc. (2)	1,051	24,089
PFSweb, Inc. (2)	1,268	11,082
Photronics, Inc. (2)	696	5,742
Pixelworks, Inc. (2)	860	3,328
Plantronics, Inc.	197	11,893
Plexus Corp. (2)	120	7,168
Progress Software Corp.	1,070	41,142
QAD, Inc.	95	3,957
QUALCOMM, Inc.	1,371	75,967
Qualys, Inc. (2)	95	6,911
Quantum Corp. (2)	916	3,334
QuinStreet, Inc. (2)	70	894
Radisys Corp. (2)	1,505	965
Rambus, Inc. (2)	728	9,777
Red Hat, Inc. (2)	4,625	691,484
RingCentral, Inc. (2)	548	34,798
Rosetta Stone, Inc. (2)	1,349	17,739
Rubicon Project, Inc./The (2)	557	1,003
Rudolph Technologies, Inc. (2)	735	20,360
Sanmina Corp. (2)	911	23,823
ScanSource, Inc. (2)	317	11,269
Semtech Corp. (2)	157	6,131
Skyworks Solutions, Inc.	270	27,070
SPS Commerce, Inc. (2)	31	1,986
SS&C Technologies Holdings, Inc.	75	4,023
Sykes Enterprises, Inc. (2)	675	19,535
Synaptics, Inc. (2)	93	4,253
SYNNEX Corp.	164	19,418
Synopsys, Inc. (2)	4,572	380,573
Syntel, Inc. (2)	1,386	35,385
Take-Two Interactive Software, Inc. (2)	748	73,139
Tech Data Corp. (2)	867	73,808

TechTarget, Inc. (2)	228	4,533
Teradyne, Inc.	1,811	82,781
Texas Instruments, Inc. (5)	9,468	983,631
TiVo Corp.	593	8,035
Total System Services, Inc.	1,507	129,994
Travelport Worldwide, Ltd.	2,600	42,484
Twitter, Inc. (2)	1,505	43,660
Ultra Clean Holdings, Inc. (2)	587	11,300
Unisys Corp. (2)	1,853	19,920
Varonis Systems, Inc. (2)	126	7,623
Verint Systems, Inc. (2)	681	29,011
Versum Materials, Inc.	475	17,874
Vishay Precision Group, Inc. (2)	75	2,336
Web.com Group, Inc. (2)	1,286	23,277
Western Digital Corp.	2,574	237,503
Xcerra Corp. (2)	2,906	33,855
Xerox Corp. (2)	4,025	115,840
Xilinx, Inc.	930	67,183
XO Group, Inc. (2)	1,513	31,395
Yelp, Inc. (2)	128	5,344
Zix Corp. (2)	2,030	8,668
Zynga, Inc. (2)	5,719	20,932

		27,349,030

Materials - 2.9%
A. Schulman, Inc.	82	3,526
AdvanSix, Inc. (2)	627	21,807
Alcoa Corp.	1,129	50,760
Avery Dennison Corp.	2,919	310,144
Berry Global Group, Inc. (2)	2,742	150,289
Cabot Corp.	740	41,233
Celanese Corp.	1,396	139,893
CF Industries Holdings, Inc.	796	30,033
Chemours Co./The	1,780	86,704
Commercial Metals Co.	146	2,987
Core Molding Technologies, Inc.	216	3,851
Crown Holdings, Inc. (2)	756	38,367
Eagle Materials, Inc.	85	8,759
Eastman Chemical Co.	4,154	438,579
Ferro Corp. (2)	110	2,554
Freeport-McMoRan, Inc.	13,527	237,669
FutureFuel Corp.	143	1,715
Gold Resource Corp.	380	1,714
Graphic Packaging Holding Co.	3,652	56,058
Hawkins, Inc.	261	9,174
Huntsman Corp.	5,389	157,628
Ingevity Corp. (2)	717	52,836
Innophos Holdings, Inc.	1,392	55,972
Innospec, Inc.	251	17,219

Koppers Holdings, Inc. (2)	985	40,484
Kraton Corp. (2)	591	28,197
Kronos Worldwide, Inc.	1,361	30,759
Louisiana-Pacific Corp.	2,685	77,247
LyondellBasell Industries NV (5)	7,646	808,029
Nucor Corp. (5)	4,963	303,190
Olin Corp.	2,394	72,754
Olympic Steel, Inc.	104	2,133
OMNOVA Solutions, Inc. (2)	1,153	12,107
Owens-Illinois, Inc. (2)	297	6,433
Packaging Corp. of America	1,503	169,388
PolyOne Corp.	616	26,192
Rayonier Advanced Materials, Inc.	549	11,787
Reliance Steel & Aluminum Co. (5)	1,095	93,885
Ryerson Holding Corp. (2)	623	5,077
Schnitzer Steel Industries, Inc.	85	2,750
Steel Dynamics, Inc. (5)	3,533	156,229
Stepan Co.	789	65,629
SunCoke Energy, Inc. (2)	537	5,778
Tredegar Corp.	1,677	30,102
Trinseo SA	1,314	97,302
UFP Technologies, Inc. (2)	335	9,883
United States Lime & Minerals, Inc.	243	17,783
United States Steel Corp.	814	28,645
US Concrete, Inc. (2)	277	16,731
Valhi, Inc.	420	2,545
Westlake Chemical Corp.	1,217	135,270
WestRock Co.	5,486	352,037

		4,527,817

Real Estate Investment Trust - 2.5%
Altisource Portfolio Solutions SA (2)	322	8,552
American Assets Trust, Inc.	220	7,350
American Tower Corp.	7	1,017
Armada Hoffler Properties, Inc.	508	6,955
Ashford Hospitality Prime, Inc.	1,173	11,402
Ashford Hospitality Trust, Inc.	538	3,475
Bluerock Residential Growth REIT, Inc.	624	5,304
Brixmor Property Group, Inc.	8,002	122,031
CareTrust REIT, Inc.	799	10,707
CBL & Associates Properties, Inc.	3,408	14,211
Cedar Realty Trust, Inc.	1,833	7,222
Chesapeake Lodging Trust	1,444	40,158
Clipper Realty, Inc. (3)	1,050	8,894
Community Healthcare Trust, Inc.	193	4,968
CoreCivic, Inc.	2,382	46,497
Corporate Office Properties Trust	1,953	50,446
CubeSmart	4,014	113,195
DDR Corp.	5,663	41,510
DiamondRock Hospitality Co.	2,116	22,091
Essex Property Trust, Inc.	1,788	430,336

Extra Space Storage, Inc.	99	8,649
Farmland Partners, Inc.	928	7,749
Front Yard Residential Corp.	5,048	50,732
Gladstone Commercial Corp.	1,609	27,900
Global Medical REIT, Inc.	125	869
Global Net Lease, Inc.	2,486	41,964
Hospitality Properties Trust	5,853	148,315
Host Hotels & Resorts, Inc.	14,338	267,260
Investors Real Estate Trust	2,755	14,298
Invitation Homes, Inc.	1,352	30,866
Kennedy-Wilson Holdings, Inc.	593	10,318
Kite Realty Group Trust	3,524	53,671
Lamar Advertising Co.	1,429	90,970
LaSalle Hotel Properties	254	7,369
Lexington Realty Trust (5)	7,704	60,630
Liberty Property Trust	1,611	64,005
Macerich Co./The	572	32,043
Mack-Cali Realty Corp.	48	802
National Health Investors, Inc.	216	14,535
National Storage Affiliates Trust	2,331	58,461
New Senior Investment Group, Inc.	3,245	26,544
Omega Healthcare Investors, Inc.	31	838
One Liberty Properties, Inc.	426	9,415
Outfront Media, Inc.	1,195	22,394
Pennsylvania Real Estate Investment Trust	1,634	15,768
Piedmont Office Realty Trust, Inc.	1,721	30,272
PotlatchDeltic Corp.	266	13,845
QTS Realty Trust, Inc.	235	8,512
Quality Care Properties, Inc. (2)	1,761	34,216
Rafael Holdings, Inc. (2)	160	776
RAIT Financial Trust	4,245	686
Ramco-Gershenson Properties Trust	1,041	12,867
RE/MAX Holdings, Inc.	104	6,287
Redfin Corp. (2)	171	3,904
Retail Properties of America, Inc.	8,877	103,506
RLJ Lodging Trust	923	17,943
Ryman Hospitality Properties, Inc.	359	27,805
SBA Communications Corp. (2)	1,330	227,324
Seritage Growth Properties	138	4,906
Simon Property Group, Inc. (5)	4,859	749,987
SL Green Realty Corp.	171	16,558
Spirit Realty Capital, Inc.	18,158	140,906
Summit Hotel Properties, Inc.	3,075	41,851
Tanger Factory Outlet Centers, Inc.	2,813	61,886
Taubman Centers, Inc.	923	52,528
Tejon Ranch Co. (2)	414	9,568
Tier REIT, Inc.	2,134	39,436
Trinity Place Holdings, Inc. (2)	2,130	13,845
Uniti Group, Inc.	1,826	29,673
Urstadt Biddle Properties, Inc.	1,340	25,862
Ventas, Inc.	69	3,418
VEREIT, Inc.	19,756	137,502
VICI Properties, Inc.	958	17,551
Vornado Realty Trust	1,456	97,989

Washington Prime Group, Inc.	2,230	14,874
Xenia Hotels & Resorts, Inc.	874	17,235

		3,986,204

Telecommunication Services - 1.4%
AT&T, Inc. (5)	12,988	463,022
ATN International, Inc.	292	17,409
Cincinnati Bell, Inc. (2)	907	12,562
Cogent Communications Holdings, Inc.	176	7,638
Frontier Communications Corp.	814	6,040
Hawaiian Telcom Holdco, Inc. (2)	768	20,490
IDT Corp.	117	734
Intelsat SA (2)	843	3,170
NII Holdings, Inc. (2)	799	1,686
Ooma, Inc. (2)	552	6,017
Spok Holdings, Inc.	627	9,374
Telephone & Data Systems, Inc. (5)	1,375	38,541
T-Mobile US, Inc. (2)(5)	11,257	687,127
Verizon Communications, Inc. (5)	17,652	844,119
Vonage Holdings Corp. (2)	3,975	42,334
Zayo Group Holdings, Inc. (2)	1,729	59,063

		2,219,326
Utilities - 4.4%
AES Corp./VA (5)	7,065	80,329
Ameren Corp.	8,570	485,319
American Electric Power Co., Inc.	9,501	651,674
American States Water Co.	1,911	101,398
American Water Works Co., Inc.	1,876	154,076
Artesian Resources Corp.	295	10,762
Atlantic Power Corp. (2)	6,062	12,730
California Water Service Group	321	11,957
CenterPoint Energy, Inc. (5)	24,305	665,957
Consolidated Edison, Inc.	2,272	177,080
Consolidated Water Co., Ltd.	145	2,110
Dynegy, Inc. (2)	2,530	34,206
El Paso Electric Co.	805	41,055
Exelon Corp. (5)	19,419	757,535
Great Plains Energy, Inc.	4,409	140,162
MDU Resources Group, Inc.	10,402	292,920
National Fuel Gas Co.	3,831	197,105
NextEra Energy, Inc.	4,205	686,803
NorthWestern Corp.	2,499	134,446
NRG Energy, Inc.	566	17,280
NRG Yield, Inc.	5,735	94,283
ONE Gas, Inc.	1,918	126,626
Ormat Technologies, Inc.	1,429	80,567

Portland General Electric Co.		5,056	204,819
Public Service Enterprise Group, Inc.		11,308	568,114
SJW Group		725	38,215
Southwest Gas Holdings, Inc. (5)		724	48,964
UGI Corp. (5)		14,608	648,887
Vectren Corp. (5)		5,100	325,992
Vistra Energy Corp. (2)		3,104	64,622

			6,855,993

Total Common Stocks - Long	(Cost	$113,534,220)	129,369,820

Money Market Registered Investment Companies - 14.2%

Morgan Stanley Government Institutional Fund, 1.58% (4)		8,483	8,483
Meeder Institutional Prime Money Market Fund, 1.65% (6)		22,270,395	22,263,713

Total Money Market Registered Investment Companies	(Cost	$22,275,128)	22,272,196

Bank Obligations - 0.5%

Metro City Bank Deposit Account, 1.35%, 4/2/2018 (7)		248,257	248,257
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (7)		248,248	248,248
Seacoast Community Bank Deposit Account, 1.60%, 4/2/2018 (7)		248,257	248,257

Total Bank Obligations	(Cost	$744,762)	744,762

Total Investments - Long - 97.2%	(Cost	$136,554,110)	152,386,778

Total Securities Sold Short - (32.1%)	(Proceeds Received	$49,996,697)	(50,368,838)

Other Assets less Liabilities - 34.9%			54,783,944

Total Net Assets - 100.0%			156,801,884

Common Stocks - Short - (32.1%)

Consumer Discretionary - (2.3%)
Acushnet Holdings Corp.	(727)	(16,786)
Advance Auto Parts, Inc.	(816)	(96,737)
AMC Entertainment Holdings, Inc.	(255)	(3,583)
American Outdoor Brands Corp. (2)	(262)	(2,704)
America's Car-Mart, Inc./TX (2)	(163)	(8,223)
At Home Group, Inc. (2)	(287)	(9,195)
AV Homes, Inc. (2)	(535)	(9,924)
Belmond, Ltd. (2)	(3,442)	(38,378)
Biglari Holdings, Inc. (2)	(20)	(8,168)
Bluegreen Vacations Corp.	(509)	(10,776)

Boot Barn Holdings, Inc. (2)	(75)	(1,330)
Caesars Entertainment Corp. (2)	(13,676)	(153,855)
CarMax, Inc. (2)	(3,002)	(185,944)
Carriage Services, Inc.	(509)	(14,079)
Carvana Co. (2)	(109)	(2,499)
CBS Corp.	(4,845)	(248,985)
Century Communities, Inc. (2)	(373)	(11,171)
Chegg, Inc. (2)	(1,319)	(27,251)
Chipotle Mexican Grill, Inc. (2)	(80)	(25,849)
Clarus Corp. (2)	(1,587)	(10,712)
Conn's, Inc. (2)	(615)	(20,910)
Cooper Tire & Rubber Co.	(642)	(18,811)
Core-Mark Holding Co., Inc.	(505)	(10,736)
Daily Journal Corp. (2)	(73)	(16,680)
Delphi Technologies PLC	(180)	(8,577)
Discovery, Inc. (2)	(4,171)	(89,385)
DISH Network Corp. (2)	(4,328)	(163,988)
Duluth Holdings, Inc. (2)	(79)	(1,480)
Emerald Expositions Events, Inc.	(248)	(4,831)
Empire Resorts, Inc. (2)	(299)	(5,158)
EW Scripps Co./The	(1,387)	(16,630)
Fiesta Restaurant Group, Inc. (2)	(255)	(4,718)
Floor & Decor Holdings, Inc. (2)	(798)	(41,592)
Fluent, Inc. (2)	(584)	(1,460)
Gaia, Inc. (2)	(482)	(7,471)
GCI Liberty, Inc. Class A (2)	(73)	(3,859)
Gentherm, Inc. (2)	(918)	(31,166)
G-III Apparel Group, Ltd. (2)	(613)	(23,098)
GoPro, Inc. (2)	(237)	(1,135)
Green Brick Partners, Inc. (2)	(635)	(6,922)
Habit Restaurants, Inc./The (2)	(93)	(818)
Hanesbrands, Inc.	(1,604)	(29,546)
Harley-Davidson, Inc.	(2,177)	(93,350)
Hilton Worldwide Holdings, Inc.	(2,455)	(193,356)
Horizon Global Corp. (2)	(513)	(4,227)
Houghton Mifflin Harcourt Co. (2)	(804)	(5,588)
ILG, Inc.	(247)	(7,684)
IMAX Corp. (2)	(286)	(5,491)
iRobot Corp. (2)	(169)	(10,848)
Laureate Education, Inc. (2)	(492)	(6,765)
Lennar Corp.	(2,984)	(175,877)
LGI Homes, Inc. (2)	(75)	(5,293)
Liberty Broadband Corp. Class C (2)	(345)	(29,563)
Liberty Media Corp-Liberty Braves Class A (2)	(1,180)	(26,821)
Liberty Media Corp-Liberty Braves Class C (2)	(1,250)	(28,525)
Liberty Media Corp-Liberty Formula One Class C (2)	(3,826)	(118,032)
Lindblad Expeditions Holdings, Inc. (2)	(1,773)	(18,209)
Lithia Motors, Inc.	(99)	(9,951)
Lumber Liquidators Holdings, Inc. (2)	(185)	(4,425)

Malibu Boats, Inc. (2)	(242)	(8,037)
Marriott Vacations Worldwide Corp.	(300)	(39,960)
Mattel, Inc.	(1,571)	(20,659)
MGM Resorts International	(4,595)	(160,917)
Monro, Inc.	(512)	(27,443)
Motorcar Parts of America, Inc. (2)	(432)	(9,258)
Movado Group, Inc.	(158)	(6,067)
National Vision Holdings, Inc. (2)	(900)	(29,079)
Newell Brands, Inc.	(1,161)	(29,582)
Ollie's Bargain Outlet Holdings, Inc. (2)	(270)	(16,281)
Penske Automotive Group, Inc.	(354)	(15,693)
PICO Holdings, Inc.	(2,519)	(28,843)
PlayAGS, Inc. (2)	(44)	(1,023)
Scientific Games Corp. (2)	(112)	(4,659)
SeaWorld Entertainment, Inc. (2)	(1,204)	(17,855)
Sequential Brands Group, Inc. (2)	(530)	(1,105)
Service Corp. International/US	(3,431)	(129,486)
Shake Shack, Inc. (2)	(935)	(38,924)
Sotheby's (2)	(66)	(3,386)
Sportsman's Warehouse Holdings, Inc. (2)	(982)	(4,007)
Superior Industries International, Inc.	(1,508)	(20,056)
TEGNA, Inc.	(3,917)	(44,615)
Tesla, Inc. (2)	(1,968)	(523,744)
Tiffany & Co.	(151)	(14,747)
TRI Pointe Group, Inc. (2)	(78)	(1,282)
Under Armour, Inc. (2)	(3,072)	(50,227)
Unifi, Inc. (2)	(24)	(870)
Universal Electronics, Inc. (2)	(230)	(11,972)
Viacom, Inc.	(258)	(10,217)
VOXX International Corp. (2)	(1,666)	(8,247)
Wayfair, Inc. (2)	(807)	(54,497)
Wendy's Co./The	(1,659)	(29,115)
Wingstop, Inc.	(253)	(11,949)
Wolverine World Wide, Inc.	(825)	(23,843)
Zoe's Kitchen, Inc. (2)	(358)	(5,170)

		(3,541,940)

Consumer Staples - (2.1%)
Alico, Inc.	(684)	(18,605)
Andersons, Inc./The	(788)	(26,083)
B&G Foods, Inc.	(209)	(4,953)
Calavo Growers, Inc.	(160)	(14,752)
Cal-Maine Foods, Inc. (2)	(1,376)	(60,131)
Castle Brands, Inc. (2)	(4,512)	(5,595)
Chefs' Warehouse, Inc./The (2)	(614)	(14,122)
Church & Dwight Co., Inc.	(7,438)	(374,578)
Coca-Cola Co./The	(14,140)	(614,100)
Coty, Inc.	(1,827)	(33,434)
Craft Brew Alliance, Inc. (2)	(2,088)	(38,837)

elf Beauty, Inc. (2)	(490)	(9,491)
Farmer Brothers Co. (2)	(757)	(22,861)
Freshpet, Inc. (2)	(718)	(11,811)
Hain Celestial Group, Inc./The (2)	(1,078)	(34,571)
Hormel Foods Corp.	(5,368)	(184,230)
Kraft Heinz Co./The	(8,466)	(527,347)
Landec Corp. (2)	(1,261)	(16,456)
Lifeway Foods, Inc. (2)	(221)	(1,324)
Limoneira Co.	(259)	(6,146)
McCormick & Co., Inc./MD	(5,736)	(610,253)
Philip Morris International, Inc.	(1,611)	(160,133)
PriceSmart, Inc.	(515)	(43,028)
Primo Water Corp. (2)	(1,443)	(16,898)
Rite Aid Corp. (2)	(1,129)	(1,897)
Seneca Foods Corp. (2)	(96)	(2,659)
Smart & Final Stores, Inc. (2)	(372)	(2,065)
Spectrum Brands Holdings, Inc.	(461)	(47,806)
Tootsie Roll Industries, Inc.	(4,842)	(142,597)
TreeHouse Foods, Inc. (2)	(460)	(17,604)
Universal Corp./VA	(187)	(9,070)
Vector Group, Ltd.	(7,347)	(149,805)
WD-40 Co.	(1,086)	(143,026)

		(3,366,268)

Energy - (0.3%)
Apache Corp.	(338)	(13,006)
Baker Hughes a GE Co.	(4,442)	(123,354)
Bonanza Creek Energy, Inc. (2)	(30)	(831)
Callon Petroleum Co. (2)	(1,529)	(20,244)
CARBO Ceramics, Inc. (2)	(111)	(805)
Carrizo Oil & Gas, Inc. (2)	(300)	(4,800)
Clean Energy Fuels Corp. (2)	(1,151)	(1,899)
DHT Holdings, Inc.	(1,163)	(3,954)
Dril-Quip, Inc. (2)	(112)	(5,018)
Ensco PLC	(2,044)	(8,973)
Extraction Oil & Gas, Inc. (2)	(951)	(10,898)
Frank's International NV	(1,753)	(9,519)
Frontline, Ltd./Bermuda	(630)	(2,791)
Geospace Technologies Corp. (2)	(123)	(1,214)
Golar LNG, Ltd.	(401)	(10,971)
Gulf Island Fabrication, Inc.	(571)	(4,054)
Hess Corp.	(3,259)	(164,971)
International Seaways, Inc. (2)	(48)	(845)
Jones Energy, Inc. (2)	(1)	(1)
Lilis Energy, Inc. (2)	(323)	(1,282)
Nabors Industries, Ltd.	(1,320)	(9,227)
NACCO Industries, Inc.	(480)	(15,768)
Oasis Petroleum, Inc. (2)	(701)	(5,678)

Parsley Energy, Inc. (2)	(659)	(19,104)
Range Resources Corp.	(1,448)	(21,054)
Scorpio Tankers, Inc.	(5,850)	(11,466)
SEACOR Marine Holdings, Inc. (2)	(381)	(7,247)
SemGroup Corp.	(704)	(15,066)
SM Energy Co.	(97)	(1,749)
Tellurian, Inc. (2)	(554)	(3,994)
Weatherford International PLC (2)	(3,388)	(7,759)
Whiting Petroleum Corp. (2)	(149)	(5,042)

		(512,584)

Financials - (10.4%)
Alleghany Corp.	(326)	(200,307)
Allegiance Bancshares, Inc. (2)	(358)	(14,016)
Ambac Financial Group, Inc. (2)	(2,645)	(41,474)
American International Group, Inc.	(10,949)	(595,845)
Ameris Bancorp	(2,125)	(112,413)
AmTrust Financial Services, Inc.	(3,067)	(37,755)
Anworth Mortgage Asset Corp.	(168)	(806)
Arch Capital Group, Ltd. (2)	(1,409)	(120,596)
Arlington Asset Investment Corp.	(1,880)	(20,755)
Arrow Financial Corp.	(26)	(883)
Aspen Insurance Holdings, Ltd.	(1,173)	(52,609)
Associated Capital Group, Inc.	(933)	(34,941)
Atlantic Capital Bancshares, Inc. (2)	(900)	(16,290)
Axis Capital Holdings, Ltd.	(100)	(5,757)
B. Riley Financial, Inc.	(1,158)	(22,581)
Banc of California, Inc.	(3,055)	(58,962)
Bank of Hawaii Corp.	(3,998)	(332,234)
Bank of the Ozarks	(4,965)	(239,661)
Bear State Financial, Inc.	(500)	(5,125)
BlackRock, Inc.	(930)	(503,800)
Blue Capital Reinsurance Holdings, Ltd.	(368)	(4,490)
BofI Holding, Inc. (2)	(321)	(13,010)
Bridge Bancorp, Inc.	(2,185)	(73,307)
Capitol Federal Financial, Inc.	(1,399)	(17,278)
Capstar Financial Holdings, Inc. (2)	(710)	(13,369)
Capstead Mortgage Corp.	(7,150)	(61,848)
Cboe Global Markets, Inc.	(312)	(35,599)
Charles Schwab Corp./The	(13,402)	(699,852)
Citizens, Inc./TX (2)	(693)	(5,073)
City Holding Co.	(1,145)	(78,501)
Clifton Bancorp, Inc.	(2,032)	(31,801)
Community Bank System, Inc.	(7,330)	(392,595)
Cowen, Inc. (2)	(1,242)	(16,394)
CVB Financial Corp.	(25,581)	(579,154)
CYS Investments, Inc.	(3,531)	(23,728)
Ellington Residential Mortgage REIT	(5,190)	(56,882)

Everest Re Group, Ltd.	(74)	(19,005)
Financial Engines, Inc.	(1,631)	(57,085)
First Financial Bankshares, Inc.	(12,002)	(555,693)
First Horizon National Corp.	(10,704)	(201,556)
First Republic Bank/CA	(7,097)	(657,253)
Flagstar Bancorp, Inc. (2)	(1,791)	(63,401)
FNB Corp./PA	(15,190)	(204,306)
Franklin Financial Network, Inc. (2)	(926)	(30,188)
Franklin Resources, Inc.	(5,546)	(192,335)
GAMCO Investors, Inc.	(244)	(6,059)
German American Bancorp, Inc.	(553)	(18,443)
Glacier Bancorp, Inc.	(6,423)	(246,515)
Global Indemnity, Ltd.	(774)	(26,718)
Goldman Sachs Group, Inc./The	(2,547)	(641,487)
Granite Point Mortgage Trust, Inc.	(4,197)	(69,418)
Greenhill & Co., Inc.	(987)	(18,260)
Guaranty Bancshares, Inc./TX	(767)	(25,549)
Hamilton Lane, Inc.	(290)	(10,797)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(4,309)	(84,026)
HarborOne Bancorp, Inc. (2)	(2,841)	(50,172)
HCI Group, Inc.	(47)	(1,794)
Hilltop Holdings, Inc.	(99)	(2,323)
Home BancShares, Inc./AR	(15,093)	(344,271)
HomeTrust Bancshares, Inc. (2)	(160)	(4,168)
IBERIABANK Corp.	(4,241)	(330,798)
Impac Mortgage Holdings, Inc. (2)	(696)	(5,498)
Investar Holding Corp.	(436)	(11,271)
Investors Bancorp, Inc.	(14,738)	(201,026)
Kearny Financial Corp./MD	(6,125)	(79,625)
KKR Real Estate Finance Trust, Inc.	(7,183)	(144,091)
Lakeland Financial Corp.	(1,081)	(49,975)
LendingClub Corp. (2)	(1,525)	(5,338)
Markel Corp. (2)	(230)	(269,158)
MarketAxess Holdings, Inc.	(212)	(46,097)
MetLife, Inc.	(12,846)	(589,503)
MidSouth Bancorp, Inc.	(1,518)	(19,203)
Morgan Stanley	(1,436)	(77,487)
National Bank Holdings Corp.	(1,665)	(55,361)
Navigators Group, Inc./The	(303)	(17,468)
NBT Bancorp, Inc.	(1,293)	(45,876)
New York Community Bancorp, Inc.	(20,698)	(269,695)
New York Mortgage Trust, Inc.	(19,712)	(116,892)
NI Holdings, Inc. (2)	(4,694)	(78,390)
Northfield Bancorp, Inc.	(1,509)	(23,555)
Northwest Bancshares, Inc.	(1,094)	(18,117)
OceanFirst Financial Corp.	(31)	(829)
Ocwen Financial Corp. (2)	(941)	(3,877)
Old Point Financial Corp.	(37)	(976)
On Deck Capital, Inc. (2)	(1,505)	(8,413)

Orchid Island Capital, Inc.	(10,810)	(79,670)
Owens Realty Mortgage, Inc.	(622)	(9,069)
PCSB Financial Corp. (2)	(1,385)	(29,057)
Pinnacle Financial Partners, Inc.	(8,032)	(515,654)
PRA Group, Inc. (2)	(210)	(7,980)
Prosperity Bancshares, Inc.	(1,627)	(118,169)
Prudential Bancorp, Inc.	(167)	(3,029)
Redwood Trust, Inc.	(7,597)	(117,526)
Reliant Bancorp, Inc.	(301)	(6,860)
RenaissanceRe Holdings, Ltd.	(1,267)	(175,492)
Republic First Bancorp, Inc. (2)	(8,398)	(73,063)
RLI Corp.	(2,304)	(146,051)
Safeguard Scientifics, Inc. (2)	(549)	(6,725)
ServisFirst Bancshares, Inc.	(6,380)	(260,432)
Signature Bank/New York NY (2)	(920)	(130,594)
SLM Corp. (2)	(8,816)	(98,827)
SmartFinancial, Inc. (2)	(118)	(2,780)
South State Corp.	(171)	(14,586)
Southern National Bancorp of Virginia, Inc.	(3,547)	(56,184)
Southside Bancshares, Inc.	(1,314)	(45,648)
Starwood Property Trust, Inc.	(23,576)	(493,917)
State Auto Financial Corp.	(1,078)	(30,798)
Sterling Bancorp/DE	(21,647)	(488,140)
Stock Yards Bancorp, Inc.	(1,303)	(45,735)
TD Ameritrade Holding Corp.	(8,543)	(506,002)
Texas Capital Bancshares, Inc. (2)	(628)	(56,457)
TFS Financial Corp.	(33,905)	(498,064)
Tiptree, Inc.	(1,173)	(7,449)
Tompkins Financial Corp.	(1,225)	(92,806)
TriState Capital Holdings, Inc. (2)	(687)	(15,973)
Two Harbors Investment Corp.	(14,288)	(219,607)
UMB Financial Corp.	(330)	(23,889)
Union Bankshares Corp.	(739)	(27,129)
United Bankshares, Inc./WV	(14,664)	(516,906)
Value Line, Inc.	(120)	(2,196)
Veritex Holdings, Inc. (2)	(1,634)	(45,213)
Virtu Financial, Inc.	(843)	(27,819)
Virtus Investment Partners, Inc.	(764)	(94,583)
Webster Financial Corp.	(4,614)	(255,616)
Westamerica Bancorporation	(5,172)	(300,390)
WisdomTree Investments, Inc.	(3,842)	(35,231)
WR Berkley Corp.	(306)	(22,246)
XL Group, Ltd.	(505)	(27,906)

		(16,250,500)

Healthcare - (0.4%)
AAC Holdings, Inc. (2)	(325)	(3,731)
Acadia Healthcare Co., Inc. (2)	(1,461)	(57,242)
Accelerate Diagnostics, Inc. (2)	(505)	(11,539)
Aclaris Therapeutics, Inc. (2)	(55)	(964)
Akcea Therapeutics, Inc. (2)	(239)	(6,121)
AtriCure, Inc. (2)	(242)	(4,966)
Becton Dickinson and Co.	(748)	(162,092)
BioScrip, Inc. (2)	(1,495)	(3,678)
BioTelemetry, Inc. (2)	(213)	(6,614)
Brookdale Senior Living, Inc. (2)	(857)	(5,750)
Capital Senior Living Corp. (2)	(587)	(6,310)
Castlight Health, Inc. (2)	(3,413)	(12,457)
Clovis Oncology, Inc. (2)	(38)	(2,006)
Corindus Vascular Robotics, Inc. (2)	(794)	(1,088)
Corium International, Inc. (2)	(361)	(4,141)
Cytokinetics, Inc. (2)	(99)	(713)
DexCom, Inc. (2)	(678)	(50,280)
Dova Pharmaceuticals, Inc. (2)	(68)	(1,844)
Endologix, Inc. (2)	(204)	(863)
Envision Healthcare Corp. (2)	(1,526)	(58,644)
Evolent Health, Inc. (2)	(849)	(12,098)
Fluidigm Corp. (2)	(363)	(2,120)
Glaukos Corp. (2)	(103)	(3,175)
Henry Schein, Inc. (2)	(630)	(42,342)
Invacare Corp.	(47)	(818)
Loxo Oncology, Inc. (2)	(28)	(3,230)
Medicines Co./The (2)	(237)	(7,807)
Medidata Solutions, Inc. (2)	(265)	(16,645)
Melinta Therapeutics, Inc. (2)	(126)	(932)
Merrimack Pharmaceuticals, Inc.	(184)	(1,481)
NeoGenomics, Inc. (2)	(942)	(7,687)
Neos Therapeutics, Inc. (2)	(609)	(5,055)
Nevro Corp. (2)	(226)	(19,587)
Novocure, Ltd. (2)	(192)	(4,186)
Oxford Immunotec Global PLC (2)	(73)	(909)
Paratek Pharmaceuticals, Inc. (2)	(359)	(4,667)
Penumbra, Inc. (2)	(156)	(18,041)
PetIQ, Inc. (2)	(150)	(3,990)
Pulse Biosciences, Inc. (2)	(60)	(812)
Rockwell Medical, Inc. (2)	(322)	(1,678)
Sienna Biopharmaceuticals, Inc. (2)	(85)	(1,596)
Sientra, Inc. (2)	(87)	(840)
Spark Therapeutics, Inc. (2)	(63)	(4,195)
Surgery Partners, Inc. (2)	(150)	(2,573)
Syneos Health, Inc. (2)	(169)	(6,000)
Tactile Systems Technology, Inc. (2)	(27)	(859)
Teladoc, Inc. (2)	(821)	(33,086)
Tenet Healthcare Corp. (2)	(155)	(3,759)
TherapeuticsMD, Inc. (2)	(490)	(2,386)

Theravance Biopharma, Inc. (2)	(301)	(7,299)
Tocagen, Inc. (2)	(200)	(2,370)
Ultragenyx Pharmaceutical, Inc. (2)	(76)	(3,875)
ViewRay, Inc. (2)	(1,086)	(6,983)
Viveve Medical, Inc. (2)	(203)	(743)
Wright Medical Group NV (2)	(1,190)	(23,610)

		(658,477)

Industrials - (5.9%)
AAON, Inc.	(3,325)	(129,675)
Actuant Corp.	(3,385)	(78,701)
Acuity Brands, Inc.	(9)	(1,253)
Advanced Drainage Systems, Inc.	(430)	(11,137)
Alaska Air Group, Inc.	(215)	(13,321)
Allegiant Travel Co.	(357)	(61,600)
Allegion PLC	(607)	(51,771)
AMERCO	(256)	(88,346)
American Airlines Group, Inc.	(3,201)	(166,324)
American Railcar Industries, Inc.	(513)	(19,191)
AO Smith Corp.	(3,091)	(196,557)
Apogee Enterprises, Inc.	(815)	(35,330)
Arconic, Inc.	(4,566)	(105,201)
Armstrong Flooring, Inc. (2)	(776)	(10,530)
Astec Industries, Inc.	(359)	(19,810)
Axon Enterprise, Inc. (2)	(692)	(27,203)
Chart Industries, Inc. (2)	(335)	(19,775)
Chicago Bridge & Iron Co. NV	(760)	(10,944)
Cintas Corp.	(1,382)	(235,742)
CIRCOR International, Inc.	(856)	(36,517)
Colfax Corp. (2)	(4,492)	(143,295)
CompX International, Inc.	(103)	(1,421)
Covanta Holding Corp.	(2,499)	(36,236)
Cubic Corp.	(886)	(56,350)
Daseke, Inc. (2)	(1,804)	(17,661)
Deere & Co.	(1,559)	(242,144)
Energy Recovery, Inc. (2)	(890)	(7,316)
Equifax, Inc.	(3,004)	(353,901)
ESCO Technologies, Inc.	(182)	(10,656)
Evoqua Water Technologies Corp. (2)	(2,328)	(49,563)
Exponent, Inc.	(225)	(17,696)
Flowserve Corp.	(6,649)	(288,101)
Franklin Covey Co. (2)	(122)	(3,282)
FreightCar America, Inc.	(757)	(10,144)
Gardner Denver Holdings, Inc. (2)	(5,445)	(167,053)
GATX Corp.	(140)	(9,589)
General Electric Co.	(43,806)	(590,505)
Genesee & Wyoming, Inc. (2)	(818)	(57,906)
Gibraltar Industries, Inc. (2)	(610)	(20,649)
Graham Corp.	(303)	(6,490)

Great Lakes Dredge & Dock Corp. (2)	(1,100)	(5,060)
Griffon Corp.	(144)	(2,628)
Heartland Express, Inc.	(3,488)	(62,749)
HEICO Corp.	(8,967)	(778,425)
Hertz Global Holdings, Inc. (2)	(76)	(1,509)
Hill International, Inc. (2)	(537)	(3,061)
Honeywell International, Inc.	(972)	(140,464)
Hudson Technologies, Inc. (2)	(1,228)	(6,066)
Huron Consulting Group, Inc. (2)	(569)	(21,679)
IHS Markit, Ltd. (2)	(12,345)	(595,523)
Insteel Industries, Inc.	(198)	(5,471)
JELD-WEN Holding, Inc. (2)	(1,331)	(40,755)
John Bean Technologies Corp.	(896)	(101,606)
Johnson Controls International plc	(15,238)	(536,987)
KeyW Holding Corp./The (2)	(735)	(5,777)
Knight-Swift Transportation Holdings, Inc.	(8,686)	(399,643)
Kratos Defense & Security Solutions, Inc. (2)	(2,444)	(25,149)
Lennox International, Inc.	(558)	(114,038)
Lindsay Corp.	(405)	(37,033)
Macquarie Infrastructure Corp.	(131)	(4,838)
Manitowoc Co., Inc./The (2)	(614)	(17,474)
Matthews International Corp.	(136)	(6,882)
Mercury Systems, Inc. (2)	(459)	(22,179)
Middleby Corp./The (2)	(65)	(8,046)
Mobile Mini, Inc.	(242)	(10,527)
MRC Global, Inc. (2)	(677)	(11,130)
Multi-Color Corp.	(571)	(37,715)
Navistar International Corp. (2)	(1,490)	(52,105)
Nielsen Holdings PLC	(5,520)	(175,481)
NN, Inc.	(98)	(2,352)
Nordson Corp.	(219)	(29,858)
Northwest Pipe Co. (2)	(685)	(11,851)
NOW, Inc. (2)	(2,363)	(24,150)
Plug Power, Inc. (2)	(1,072)	(2,026)
RBC Bearings, Inc. (2)	(51)	(6,334)
Red Violet, Inc. (2)	(77)	(470)
REV Group, Inc.	(758)	(15,736)
Rockwell Collins, Inc.	(1,226)	(165,326)
Roper Technologies, Inc.	(2,526)	(709,023)
Schneider National, Inc.	(2,320)	(60,459)
Sensata Technologies Holding NV (2)	(177)	(9,174)
Spirit Airlines, Inc. (2)	(2,324)	(87,801)
Sunrun, Inc. (2)	(1,793)	(16,011)
Team, Inc. (2)	(112)	(1,540)
Tennant Co.	(483)	(32,699)
Titan International, Inc.	(1,950)	(24,590)
TransDigm Group, Inc.	(1,795)	(550,957)
Triumph Group, Inc.	(350)	(8,820)
USG Corp. (2)	(416)	(16,815)

Verisk Analytics, Inc. (2)	(2,158)	(224,432)
Vivint Solar, Inc. (2)	(2,471)	(9,019)
Wabtec Corp./DE	(4,891)	(398,127)
WageWorks, Inc. (2)	(482)	(21,786)
Welbilt, Inc. (2)	(636)	(12,370)
Wesco Aircraft Holdings, Inc. (2)	(1,060)	(10,865)
Willdan Group, Inc. (2)	(162)	(4,593)
Woodward, Inc.	(382)	(27,374)
XPO Logistics, Inc. (2)	(917)	(93,360)

		(9,216,804)

Information Technology - (4.3%)
3D Systems Corp. (2)	(173)	(2,005)
Acxiom Corp. (2)	(2,431)	(55,208)
Advanced Micro Devices, Inc. (2)	(6,254)	(62,853)
Altaba, Inc. (2)	(6,944)	(514,134)
Alteryx, Inc. (2)	(315)	(10,754)
Analog Devices, Inc.	(4,888)	(445,443)
Aquantia Corp. (2)	(268)	(4,208)
Autodesk, Inc. (2)	(4,560)	(572,645)
Automatic Data Processing, Inc.	(5,560)	(630,949)
AXT, Inc. (2)	(704)	(5,104)
Belden, Inc.	(414)	(28,541)
Benefitfocus, Inc. (2)	(689)	(16,812)
Black Knight, Inc. (2)	(4,057)	(191,085)
Blackbaud, Inc.	(830)	(84,502)
Blackline, Inc. (2)	(150)	(5,882)
Calix, Inc. (2)	(371)	(2,541)
Cardtronics PLC (2)	(31)	(692)
Cass Information Systems, Inc.	(81)	(4,820)
Cloudera, Inc. (2)	(4,424)	(95,470)
Cornerstone OnDemand, Inc. (2)	(96)	(3,755)
Cree, Inc. (2)	(339)	(13,665)
CyberOptics Corp. (2)	(43)	(774)
Digimarc Corp. (2)	(637)	(15,256)
Ellie Mae, Inc. (2)	(79)	(7,263)
Euronet Worldwide, Inc. (2)	(321)	(25,333)
Everbridge, Inc. (2)	(282)	(10,321)
Fidelity National Information Services, Inc.	(875)	(84,263)
FireEye, Inc. (2)	(5,047)	(85,446)
First Data Corp. (2)	(14,357)	(229,712)
Fitbit, Inc. (2)	(4,265)	(21,752)
ForeScout Technologies, Inc. (2)	(501)	(16,252)
Gartner, Inc. (2)	(3,796)	(446,486)
Global Payments, Inc.	(1,916)	(213,672)
Glu Mobile, Inc. (2)	(372)	(1,402)
Gogo, Inc. (2)	(964)	(8,319)
GSI Technology, Inc. (2)	(482)	(3,572)
Guidewire Software, Inc. (2)	(503)	(40,657)
Harmonic, Inc. (2)	(269)	(1,022)

Hortonworks, Inc. (2)	(740)	(15,074)
HubSpot, Inc. (2)	(266)	(28,808)
Impinj, Inc. (2)	(61)	(794)
Infinera Corp. (2)	(1,908)	(20,721)
Inphi Corp. (2)	(431)	(12,973)
Iteris, Inc. (2)	(156)	(774)
Jack Henry & Associates, Inc.	(492)	(59,507)
Keysight Technologies, Inc. (2)	(744)	(38,978)
Knowles Corp. (2)	(3,903)	(49,139)
Kopin Corp. (2)	(1,495)	(4,664)
MACOM Technology Solutions Holdings, Inc. (2)	(738)	(12,251)
Match Group, Inc. (2)	(317)	(14,087)
MaxLinear, Inc. (2)	(244)	(5,551)
Maxwell Technologies, Inc. (2)	(1,884)	(11,172)
Mesa Laboratories, Inc.	(65)	(9,649)
Microchip Technology, Inc.	(4,574)	(417,881)
MicroVision, Inc. (2)	(941)	(1,063)
MobileIron, Inc. (2)	(712)	(3,524)
Model N, Inc. (2)	(53)	(957)
Nutanix, Inc. (2)	(54)	(2,652)
Okta, Inc. (2)	(350)	(13,948)
OSI Systems, Inc. (2)	(58)	(3,786)
Park City Group, Inc. (2)	(446)	(3,903)
Park Electrochemical Corp.	(641)	(10,794)
Paycom Software, Inc. (2)	(702)	(75,388)
Paylocity Holding Corp. (2)	(257)	(13,166)
PDF Solutions, Inc. (2)	(480)	(5,597)
Presidio, Inc. (2)	(155)	(2,424)
Proofpoint, Inc. (2)	(365)	(41,482)
PROS Holdings, Inc. (2)	(1,178)	(38,886)
Quantenna Communications, Inc. (2)	(322)	(4,411)
Rapid7, Inc. (2)	(35)	(895)
RealNetworks, Inc. (2)	(1,304)	(3,990)
Sabre Corp.	(309)	(6,628)
salesforce.com, Inc. (2)	(530)	(61,639)
SecureWorks Corp. (2)	(862)	(6,965)
ServiceNow, Inc. (2)	(1,641)	(271,503)
ServiceSource International, Inc. (2)	(2,486)	(9,472)
Sigma Designs, Inc. (2)	(888)	(5,506)
Splunk, Inc. (2)	(159)	(15,644)
Square, Inc. (2)	(2,212)	(108,830)
Stratasys, Ltd. (2)	(250)	(5,045)
SunPower Corp. (2)	(244)	(1,947)
Switch, Inc.	(4,944)	(78,659)
Synchronoss Technologies, Inc. (2)	(215)	(2,268)
Systemax, Inc.	(313)	(8,936)
Telenav, Inc. (2)	(1,039)	(5,611)
Teradata Corp. (2)	(1,724)	(68,391)
Trade Desk, Inc./The (2)	(242)	(12,008)
TrueCar, Inc. (2)	(466)	(4,408)
Tucows, Inc. (2)	(114)	(6,384)

Twilio, Inc. (2)	(671)	(25,619)
Tyler Technologies, Inc. (2)	(4)	(844)
Ultimate Software Group, Inc./The (2)	(54)	(13,160)
USA Technologies, Inc. (2)	(165)	(1,485)
Veeco Instruments, Inc. (2)	(251)	(4,267)
VeriFone Systems, Inc. (2)	(885)	(13,611)
ViaSat, Inc. (2)	(2,304)	(151,419)
WEX, Inc. (2)	(1,686)	(264,061)
Workday, Inc. (2)	(4,806)	(610,891)
Workiva, Inc. (2)	(698)	(16,543)
Yext, Inc. (2)	(696)	(8,804)
Zillow Group, Inc. (2)	(1,519)	(81,722)

		(6,763,729)

Materials - (2.6%)
Advanced Emissions Solutions, Inc.	(84)	(959)
Albemarle Corp.	(1,704)	(158,029)
Allegheny Technologies, Inc. (2)	(2,972)	(70,377)
Ashland Global Holdings, Inc.	(2,463)	(171,893)
Axalta Coating Systems, Ltd. (2)	(261)	(7,880)
Balchem Corp.	(1,759)	(143,798)
Ball Corp.	(15,148)	(601,527)
Bemis Co., Inc.	(821)	(35,730)
Coeur Mining, Inc. (2)	(1,504)	(12,032)
Compass Minerals International, Inc.	(708)	(42,692)
Ecolab, Inc.	(4,683)	(641,899)
Ferroglobe PLC Contingent Value Rights (2)(9)	(2,326)	0
FMC Corp.	(4,713)	(360,874)
Haynes International, Inc.	(576)	(21,375)
Hecla Mining Co.	(5,578)	(20,471)
Intrepid Potash, Inc. (2)	(4,491)	(16,347)
Klondex Mines, Ltd. (2)	(474)	(1,114)
KMG Chemicals, Inc.	(104)	(6,235)
LSB Industries, Inc. (2)	(1,008)	(6,179)
Martin Marietta Materials, Inc.	(700)	(145,110)
Mosaic Co./The	(1,999)	(48,536)
PH Glatfelter Co.	(679)	(13,940)
Platform Specialty Products Corp. (2)	(7,472)	(71,955)
Ramaco Resources, Inc. (2)	(437)	(3,142)
Scotts Miracle-Gro Co./The	(446)	(38,245)
Sealed Air Corp.	(9,456)	(404,622)
Sherwin-Williams Co./The	(1,496)	(586,612)
TimkenSteel Corp. (2)	(581)	(8,825)
Trecora Resources (2)	(478)	(6,501)
Tronox, Ltd.	(123)	(2,268)
Valvoline, Inc.	(300)	(6,639)
Vulcan Materials Co.	(3,213)	(366,828)
Warrior Met Coal, Inc.	(333)	(9,327)
WR Grace & Co.	(20)	(1,225)

		(4,033,186)

Real Estate Investment Trust - (0.7%)
Acadia Realty Trust	(785)	(19,311)
American Campus Communities, Inc.	(1,050)	(40,551)
CBRE Group, Inc. (2)	(5,985)	(282,612)
Crown Castle International Corp.	(1,806)	(197,956)
Equity Commonwealth (2)	(3,027)	(92,838)
Forestar Group, Inc. (2)	(166)	(3,511)
Healthcare Realty Trust, Inc.	(770)	(21,337)
Healthcare Trust of America, Inc.	(415)	(10,977)
HFF, Inc.	(619)	(30,764)
Independence Realty Trust, Inc.	(2,164)	(19,866)
iStar, Inc. (2)	(303)	(3,082)
Medical Properties Trust, Inc.	(618)	(8,034)
Mid-America Apartment Communities, Inc.	(337)	(30,748)
PotlatchDeltic Corp.	(266)	(13,845)
Prologis, Inc.	(2,349)	(147,964)
Rexford Industrial Realty, Inc.	(1,843)	(53,060)
RMR Group, Inc./The	(174)	(12,171)
Safety, Inc.ome & Growth, Inc.	(904)	(14,455)
Terreno Realty Corp.	(970)	(33,475)
Transcontinental Realty Investors, Inc. (2)	(72)	(2,924)

		(1,039,481)

Telecommunication Services - (0.1%)
Globalstar, Inc. (2)	(2,135)	(1,468)
Iridium Communications, Inc. (2)	(1,135)	(12,769)
Sprint Corp. (2)	(39,229)	(191,438)
Verizon Communications, Inc.	(159)	(7,603)

		(213,278)

Utilities - (3.0%)
Alliant Energy Corp.	(13,445)	(549,363)
AquaVenture Holdings, Ltd. (2)	(846)	(10,507)
Black Hills Corp.	(5,063)	(274,921)
Cadiz, Inc. (2)	(1,953)	(26,366)
Connecticut Water Service, Inc.	(279)	(16,888)
Dominion Energy, Inc.	(8,562)	(577,336)
Edison International	(2,571)	(163,670)
Entergy Corp.	(560)	(44,117)
Genie Energy, Ltd.	(861)	(4,296)
Global Water Resources, Inc.	(1,759)	(15,778)
Hawaiian Electric Industries, Inc.	(8,644)	(297,181)
MGE Energy, Inc.	(1,113)	(62,439)
NiSource, Inc.	(26,995)	(645,450)
Northwest Natural Gas Co.	(776)	(44,736)
Pattern Energy Group, Inc.	(3,483)	(60,221)
PG&E Corp.	(5,564)	(244,427)

Pure Cycle Corp. (2)		(849)	(8,023)
SCANA Corp.		(529)	(19,864)
Sempra Energy		(6,044)	(672,214)
South Jersey Industries, Inc.		(8,679)	(244,401)
Southern Co./The		(14,317)	(639,397)
Unitil Corp.		(70)	(3,249)
WGL Holdings, Inc.		(1,570)	(131,331)
York Water Co./The		(530)	(16,416)

			(4,772,591)

Total Securities Sold Short	(Proceeds Received	$49,996,697)	(50,368,838)

Trustee Deferred Compensation (8)

Meeder Aggressive Allocation Fund		442	4,566
Meeder Balanced Fund		250	2,865
Meeder Dynamic Allocation Fund		160	1,730
Meeder Muirfield Fund		303	2,260
Meeder Conservative Allocation Fund		72	1,603

Total Trustee Deferred Compensation	(Cost	$12,576)	13,024

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	82	6/15/2018	8,202,460	(84,178)
Mini MSCI Emerging Markets Index Futures	79	6/15/2018	4,691,810	(105,689)
Standard & Poors 500 Mini Futures	261	6/15/2018	34,491,150	(838,837)

Total Futures Contracts	422		47,385,420	(1,028,704)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$151,642,016	$(1,028,704)
Level 2 - Other Significant Observable Inputs	744,762	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$152,386,778	$(1,028,704)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of the security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2018.

(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2018 was $48,455,063.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(7)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Fair valued security deemed as Level 3 security.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 95.9%

Consumer Discretionary - 26.0%
Big Lots, Inc. (3)	13,629	593,270
BorgWarner, Inc.	15,183	762,642
Brinker International, Inc.	20,592	743,371
Cheesecake Factory, Inc./The	16,290	785,504
Dillard's, Inc.	12,236	983,040
Foot Locker, Inc.	18,254	831,287
GameStop Corp.	45,841	578,513
Goodyear Tire & Rubber Co./The	25,684	682,681
H&R Block, Inc.	29,765	756,329
Hanesbrands, Inc.	38,951	717,477
International Speedway Corp.	20,559	906,652
Interpublic Group of Cos., Inc./The	35,560	818,947
Kohl's Corp.	15,136	991,559
Leggett & Platt, Inc.	17,235	764,545
Macy's, Inc.	34,183	1,016,602
Michael Kors Holdings, Ltd. (2)	13,227	821,132
News Corp.	48,579	782,122
Nordstrom, Inc.	17,060	825,875
Office Depot, Inc.	255,760	549,884
Papa John's International, Inc.	14,062	805,753
PulteGroup, Inc.	24,566	724,451
PVH Corp.	5,824	881,928
Ralph Lauren Corp.	7,576	846,997
Sally Beauty Holdings, Inc. (2)	44,707	735,430
Signet Jewelers, Ltd.	15,077	580,766
Tractor Supply Co.	10,880	685,658
TripAdvisor, Inc. (2)	20,139	823,484

		20,995,899

Consumer Staples - 2.8%
Boston Beer Co., Inc./The (2)	4,483	847,511
Dean Foods Co.	73,958	637,518
United Natural Foods, Inc. (2)	18,556	796,795

		2,281,824

Energy - 5.8%
Dril-Quip, Inc. (2)	16,126	722,445
Gulfport Energy Corp. (2)	62,208	600,307

Helmerich & Payne, Inc.	12,569	836,593
Newfield Exploration Co. (2)	24,653	602,026
Oceaneering International, Inc.	35,964	666,773
Rowan Cos. Plc (2)	48,353	557,994
World Fuel Services Corp.	29,076	713,816

		4,699,954

Financials - 10.9%
Assurant, Inc.	8,431	770,678
Brighthouse Financial, Inc. (2)	15,005	771,257
Everest Re Group, Ltd.	3,435	882,177
Genworth Financial, Inc. (2)	269,067	761,460
Leucadia National Corp.	29,432	668,989
Navient Corp.	59,791	784,458
People's United Financial, Inc.	45,054	840,708
Torchmark Corp.	9,277	780,845
Trustmark Corp.	25,763	802,775
Wells Fargo & Co. Preferred (2)(8)	1	0
XL Group, Ltd.	15,712	868,245
Zions Bancorporation	15,899	838,354

		8,769,946

Healthcare - 9.2%
Cooper Cos., Inc./The	3,622	828,750
Halyard Health, Inc. (2)	18,505	852,710
LifePoint Health, Inc. (2)	16,424	771,928
Mallinckrodt PLC (2)	36,454	527,854
Owens & Minor, Inc.	42,902	667,126
Patterson Cos., Inc.	21,951	487,971
PerkinElmer, Inc.	10,840	820,805
Prestige Brands Holdings, Inc. (2)	19,049	642,332
Universal Health Services, Inc.	7,352	870,550
Varian Medical Systems, Inc. (2)	7,622	934,838

		7,404,864

Industrials - 15.0%
Acuity Brands, Inc.	4,712	655,863
Alaska Air Group, Inc.	11,175	692,403
Allegion PLC	10,192	869,276
AO Smith Corp.	12,844	816,750
Esterline Technologies Corp. (2)	11,207	819,792
Fluor Corp.	15,509	887,425
Fortune Brands Home & Security, Inc.	11,868	698,907
GATX Corp.	12,626	864,755
Herman Miller, Inc.	20,008	639,256
HNI Corp.	21,294	768,500
Jacobs Engineering Group, Inc.	12,005	710,096

Pitney Bowes, Inc.		73,744	803,072
Quanta Services, Inc. (2)		19,635	674,462
Robert Half International, Inc.		14,028	812,081
Snap-on, Inc.		4,729	697,717
Stericycle, Inc. (2)		11,955	699,726

			12,110,081

Information Technology - 11.7%
CommVault Systems, Inc. (2)		14,619	836,207
Convergys Corp.		35,348	799,572
CSRA, Inc.		27,080	1,116,508
F5 Networks, Inc. (2)		6,034	872,577
FLIR Systems, Inc.		17,006	850,470
Juniper Networks, Inc.		28,579	695,327
Plantronics, Inc.		15,494	935,373
Qorvo, Inc. (2)		12,129	854,488
Synaptics, Inc. (2)		18,589	850,075
Western Union Co./The		41,559	799,180
Xerox Corp. (2)		27,371	787,737

			9,397,514

Materials - 4.5%
Avery Dennison Corp.		7,028	746,725
Carpenter Technology Corp.		15,607	688,581
CF Industries Holdings, Inc.		20,696	780,860
Compass Minerals International, Inc.		11,096	669,089
Minerals Technologies, Inc.		10,663	713,888

			3,599,143

Real Estate Investment Trust - 5.9%
Apartment Investment & Management Co.		19,429	791,732
Duke Realty Corp.		31,069	822,707
Iron Mountain, Inc.		22,307	733,008
PotlatchDeltic Corp.		16,430	855,182
UDR, Inc.		21,830	777,585
Washington Prime Group, Inc.		117,067	780,837

			4,761,051

Utilities - 4.1%
AES Corp./VA		75,722	860,959
Alliant Energy Corp.		19,413	793,215
NRG Energy, Inc.		27,602	842,689
Pinnacle West Capital Corp.		10,243	817,388

			3,314,251

Total Common Stocks	(Cost	$74,224,734)	77,334,527

Money Market Registered Investment Companies - 2.9%

Morgan Stanley Government Institutional Fund, 1.58% (4)		588,668	588,668
Meeder Institutional Prime Money Market Fund, 1.65% (5)		1,736,770	1,736,249

Total Money Market Registered Investment Companies	(Cost	$2,325,042)	2,324,917

Bank Obligations - 1.5%

First Merchants Bank Deposit Account, 1.30%, 4/2/2018 (6)		248,248	248,248
Metro City Bank Deposit Account, 1.35%, 4/2/2018 (6)		220,699	220,699
Pacific Mercantile Bank Deposit Account, 1.52%, 4/2/2018 (6)		248,272	248,272
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (6)		248,248	248,248
Seacoast Community Bank Deposit Account, 1.60%, 4/2/2018 (6)		248,257	248,257

Total Bank Obligations	(Cost	$1,213,724)	1,213,724

Total Investments - 100.3%	(Cost	$77,763,500)	80,873,168

Liabilities less Other Assets - (0.3%)			(248,304)

Total Net Assets - 100.0%			80,624,864

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		1,747	18,047
Meeder Balanced Fund		894	10,245
Meeder Dynamic Allocation Fund		611	6,605
Meeder Muirfield Fund		876	6,535
Meeder Conservative Allocation Fund		249	5,545

Total Trustee Deferred Compensation	(Cost	$42,032)	46,977

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	12	6/15/2018	2,259,720	(77,770)

Total Futures Contracts	12		2,259,720	(77,770)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$79,659,444	$(77,770)
Level 2 - Other Significant Observable Inputs	1,213,724	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$80,873,168	$(77,770)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 20.6%

Consumer Discretionary - 1.6%
1-800-Flowers.com, Inc. (2)	124	1,463
Amazon.com, Inc. (2)	369	534,068
American Eagle Outfitters, Inc.	474	9,447
Ascent Capital Group, Inc. (2)	24	88
Bassett Furniture Industries, Inc.	64	1,942
Best Buy Co., Inc.	544	38,075
Big Lots, Inc.	63	2,742
BJ's Restaurants, Inc.	21	943
Bloomin' Brands, Inc.	427	10,368
Bridgepoint Education, Inc. (2)	392	2,642
Brinker International, Inc.	1	36
Cambium Learning Group, Inc. (2)	354	3,965
Carter's, Inc.	206	21,445
Collectors Universe, Inc.	73	1,147
Comcast Corp.	4,637	158,446
Cooper-Standard Holdings, Inc. (2)	20	2,456
Crocs, Inc. (2)	90	1,463
Deckers Outdoor Corp. (2)	58	5,222
Del Frisco's Restaurant Group, Inc. (2)	93	1,418
Dollar General Corp.	1,871	175,032
Dollar Tree, Inc. (2)	930	88,257
Francesca's Holdings Corp. (2)	438	2,102
GameStop Corp.	504	6,360
Gannett Co., Inc.	596	5,948
Gentex Corp.	109	2,509
Golden Entertainment, Inc. (2)	41	952
Grand Canyon Education, Inc. (2)	175	18,361
Hamilton Beach Brands Holding Co.	57	1,210
Hibbett Sports, Inc. (2)	8	192
Home Depot, Inc./The	869	154,891
J Alexander's Holdings, Inc. (2)	187	2,141
J. Jill, Inc. (2)	86	380
Kohl's Corp.	183	11,988
Las Vegas Sands Corp.	732	52,631
La-Z-Boy, Inc.	276	8,266
Lear Corp.	681	126,727
Liberty Expedia Holdings, Inc. (2)	339	13,316
Live Nation Entertainment, Inc. (2)	26	1,096
M/I Homes, Inc. (2)	137	4,363
MCBC Holdings, Inc. (2)	131	3,301
MDC Partners, Inc. (2)	354	2,549

Michael Kors Holdings, Ltd. (2)	822	51,030
Michaels Cos., Inc./The (2)	504	9,934
Modine Manufacturing Co. (2)	73	1,544
New Media Investment Group, Inc.	285	4,885
Nutrisystem, Inc.	140	3,773
NVR, Inc. (2)	13	36,400
Office Depot, Inc.	1,869	4,018
Overstock.com, Inc. (2)	25	906
Penn National Gaming, Inc. (2)	752	19,748
Pinnacle Entertainment, Inc. (2)	783	23,607
Qurate Retail Group, Inc. (2)	1,112	27,989
RCI Hospitality Holdings, Inc.	55	1,561
RH (2)	3	286
Ross Stores, Inc.	169	13,179
Ruth's Hospitality Group, Inc.	34	831
Shutterfly, Inc. (2)	69	5,606
Signet Jewelers, Ltd.	183	7,049
Sleep Number Corp. (2)	172	6,046
Speedway Motorsports, Inc.	141	2,513
Stoneridge, Inc. (2)	209	5,768
Target Corp.	2,103	146,011
Taylor Morrison Home Corp. (2)	1,072	24,956
Tenneco, Inc.	235	12,894
Thor Industries, Inc.	80	9,214
TopBuild Corp. (2)	159	12,167
Tower International, Inc.	280	7,770
tronc, Inc. (2)	359	5,895
Weight Watchers International, Inc. (2)	65	4,142
ZAGG, Inc. (2)	53	647

		1,930,317

Consumer Staples - 0.5%
Blue Buffalo Pet Products, Inc. (2)	85	3,384
Estee Lauder Cos., Inc./The	1,452	217,393
Herbalife, Ltd. (2)	33	3,217
Kroger Co./The	1,791	42,877
Medifast, Inc.	18	1,682
Performance Food Group Co. (2)	443	13,224
Sprouts Farmers Market, Inc. (2)	513	12,040
Tyson Foods, Inc.	2,763	202,224
USANA Health Sciences, Inc. (2)	15	1,289
Village Super Market, Inc.	59	1,556
Walmart, Inc.	2,557	227,496

		726,382

Energy - 1.6%
Adams Resources & Energy, Inc.	26	1,131
Andeavor	1,121	112,728
Arch Coal, Inc.	161	14,793
Chevron Corp.	1,498	170,832
ConocoPhillips	4,191	248,484
CONSOL Energy, Inc. (2)	35	1,014
CVR Energy, Inc.	203	6,135
Delek US Holdings, Inc.	276	11,233
Energy XXI Gulf Coast, Inc. (2)	31	119
EOG Resources, Inc.	392	41,266
Evolution Petroleum Corp.	45	362
Exterran Corp. (2)	443	11,828
Exxon Mobil Corp.	4,048	302,021
Hallador Energy Co.	63	433
HollyFrontier Corp.	688	33,616
Keane Group, Inc. (2)	36	533
Mammoth Energy Services, Inc. (2)	184	5,899
Marathon Petroleum Corp.	2,990	218,599
Matrix Service Co. (2)	640	8,768
McDermott International, Inc. (2)	931	5,670
Midstates Petroleum Co., Inc. (2)	241	3,213
Natural Gas Services Group, Inc. (2)	347	8,276
Occidental Petroleum Corp.	3,536	229,699
Pacific Ethanol, Inc. (2)	244	732
Par Pacific Holdings, Inc. (2)	340	5,838
PBF Energy, Inc.	690	23,391
Peabody Energy Corp.	551	20,112
Phillips 66	2,327	223,206
RigNet, Inc. (2)	60	816
Ring Energy, Inc. (2)	78	1,119
Rowan Cos. Plc (2)	195	2,250
RPC, Inc.	105	1,893
SandRidge Energy, Inc. (2)	455	6,602
SilverBow Resources, Inc. (2)	110	3,201
Stone Energy Corp. (2)	124	4,600
TETRA Technologies, Inc. (2)	456	1,710
Unit Corp. (2)	159	3,142
Valero Energy Corp.	2,426	225,060
W&T Offshore, Inc. (2)	1,054	4,669
Westmoreland Coal Co. (2)	438	180
World Fuel Services Corp.	160	3,928

		1,969,101

Financials - 4.0%
Aflac, Inc.	5,017	219,544
AG Mortgage Investment Trust, Inc.	193	3,352
American Equity Investment Life Holding Co.	730	21,433
Apollo Commercial Real Estate Finance, Inc.	375	6,743

Artisan Partners Asset Management, Inc.	281	9,357
Banco Latinoamericano de Comercio Exterior SA	335	9,548
Bank of America Corp.	11,474	344,105
Bank of NT Butterfield & Son, Ltd./The	353	15,843
BankUnited, Inc.	1,120	44,778
BB&T Corp.	4,270	222,211
Berkshire Hathaway, Inc. (2)	2,687	536,003
Cannae Holdings, Inc. (2)	330	6,224
CIT Group, Inc.	817	42,076
Citizens Financial Group, Inc.	4,640	194,787
Comerica, Inc.	1,329	127,491
Enova International, Inc. (2)	200	4,410
Essent Group, Ltd. (2)	522	22,216
Evercore, Inc.	242	21,102
Fidelity Southern Corp.	264	6,090
Fifth Third Bancorp	6,431	204,184
First American Financial Corp.	1,305	76,577
FirstCash, Inc.	417	33,881
FNB Bancorp/CA	186	6,843
GAMCO Investors, Inc.	359	8,914
Genworth Financial, Inc. (2)	455	1,288
Green Dot Corp. (2)	148	9,496
Health Insurance Innovations, Inc. (2)	49	1,416
Houlihan Lokey, Inc.	543	24,218
Huntington Bancshares, Inc./OH	12,918	195,062
Infinity Property & Casualty Corp.	99	11,722
Invesco Mortgage Capital, Inc.	941	15,414
JPMorgan Chase & Co.	4,349	478,260
KeyCorp	4,087	79,901
Kingstone Cos., Inc.	147	2,470
Ladder Capital Corp.	877	13,225
Lazard, Ltd.	165	8,672
LendingTree, Inc. (2)	2	656
LPL Financial Holdings, Inc.	334	20,397
M&T Bank Corp.	119	21,939
Marlin Business Services Corp.	31	879
MGIC Investment Corp. (2)	2,290	29,770
Moelis & Co.	237	12,051
MTGE Investment Corp.	328	5,871
New Residential Investment Corp.	3,438	56,555
Nicolet Bankshares, Inc. (2)	50	2,754
NMI Holdings, Inc. (2)	189	3,128
Northeast Bancorp	230	4,715
Northrim BanCorp, Inc.	196	6,772
Oppenheimer Holdings, Inc.	121	3,116
PennyMac Financial Services, Inc. (2)	245	5,549
Piper Jaffray Cos.	71	5,897
PNC Financial Services Group, Inc./The	1,659	250,907
Popular, Inc.	152	6,326
Premier Financial Bancorp, Inc.	70	1,303

Progressive Corp./The	3,106	189,249
Prudential Financial, Inc.	597	61,819
Pzena Investment Management, Inc.	281	3,128
Radian Group, Inc.	538	10,244
Regional Management Corp. (2)	65	2,070
Regions Financial Corp.	10,815	200,943
Riverview Bancorp, Inc.	58	542
Silvercrest Asset Management Group, Inc.	44	669
Stewart Information Services Corp.	377	16,565
SunTrust Banks, Inc.	3,155	214,666
T Rowe Price Group, Inc.	1,244	134,315
TCF Financial Corp.	945	21,555
Timberland Bancorp, Inc./WA	45	1,368
Triumph Bancorp, Inc. (2)	136	5,603
United Security Bancshares/Fresno CA	377	4,053
Universal Insurance Holdings, Inc.	162	5,168
US Bancorp	2,852	144,026
Walker & Dunlop, Inc.	98	5,823
Wells Fargo & Co.	5,361	280,970
World Acceptance Corp. (2)	13	1,369

		4,771,586

Healthcare - 3.8%
Abbott Laboratories	1,364	81,731
AbbVie, Inc.	1,704	161,284
ABIOMED, Inc. (2)	79	22,988
Acorda Therapeutics, Inc. (2)	112	2,649
Aetna, Inc.	811	137,059
Aimmune Therapeutics, Inc. (2)	71	2,260
Alexion Pharmaceuticals, Inc. (2)	331	36,893
Align Technology, Inc. (2)	129	32,396
AMAG Pharmaceuticals, Inc. (2)	158	3,184
AmerisourceBergen Corp.	796	68,623
Amgen, Inc.	1,191	203,042
Amphastar Pharmaceuticals, Inc. (2)	310	5,813
AnaptysBio, Inc. (2)	37	3,851
Anthem, Inc.	1,033	226,950
Arena Pharmaceuticals, Inc. (2)	79	3,121
Assembly Biosciences, Inc. (2)	32	1,572
Atara Biotherapeutics, Inc. (2)	78	3,042
Audentes Therapeutics, Inc. (2)	65	1,953
AxoGen, Inc. (2)	77	2,811
Baxter International, Inc.	2,310	150,242
Biogen, Inc. (2)	820	224,532
BioSpecifics Technologies Corp. (2)	223	9,888
Bluebird Bio, Inc. (2)	23	3,927

Blueprint Medicines Corp. (2)	15	1,376
Bristol-Myers Squibb Co.	2,694	170,396
Bruker Corp.	107	3,201
Cantel Medical Corp.	4	446
Catalent, Inc. (2)	470	19,298
Catalyst Pharmaceuticals, Inc. (2)	597	1,427
Celcuity, Inc. (2)	47	775
Celgene Corp. (2)	700	62,447
Centene Corp. (2)	463	49,481
Cerner Corp. (2)	2,786	161,588
Charles River Laboratories International, Inc. (2)	17	1,815
ChemoCentryx, Inc. (2)	27	367
Cigna Corp.	1,077	180,656
Concert Pharmaceuticals, Inc. (2)	112	2,565
CONMED Corp.	89	5,636
Corcept Therapeutics, Inc. (2)	105	1,727
CorVel Corp. (2)	86	4,347
Cutera, Inc. (2)	25	1,256
CytomX Therapeutics, Inc. (2)	232	6,600
Eagle Pharmaceuticals, Inc./DE (2)	70	3,688
Emergent BioSolutions, Inc. (2)	326	17,164
Enanta Pharmaceuticals, Inc. (2)	82	6,635
Encompass Health Corp.	56	3,202
Esperion Therapeutics, Inc. (2)	25	1,808
Exact Sciences Corp. (2)	25	1,008
Exelixis, Inc. (2)	224	4,962
Express Scripts Holding Co. (2)	2,655	183,407
Fate Therapeutics, Inc. (2)	172	1,679
FONAR Corp. (2)	79	2,354
Fortress Biotech, Inc. (2)	5	23
Foundation Medicine, Inc. (2)	50	3,938
Genomic Health, Inc. (2)	417	13,048
Gilead Sciences, Inc.	1,982	149,423
Global Blood Therapeutics, Inc. (2)	73	3,526
Globus Medical, Inc. (2)	255	12,704
Haemonetics Corp. (2)	133	9,730
HCA Healthcare, Inc.	825	80,025
Hill-Rom Holdings, Inc.	47	4,089
Humana, Inc.	809	217,483
ICU Medical, Inc. (2)	22	5,553
ImmunoGen, Inc. (2)	198	2,083
Inogen, Inc. (2)	27	3,317
Integer Holdings Corp. (2)	149	8,426
Intersect ENT, Inc. (2)	89	3,498
Intuitive Surgical, Inc. (2)	475	196,094
Iovance Biotherapeutics, Inc. (2)	209	3,532
Johnson & Johnson	2,083	266,936
Kindred Biosciences, Inc. (2)	172	1,488
Kura Oncology, Inc. (2)	133	2,494

Lantheus Holdings, Inc. (2)	137	2,178
LivaNova PLC (2)	114	10,089
Madrigal Pharmaceuticals, Inc. (2)	23	2,686
Mallinckrodt PLC (2)	397	5,749
McKesson Corp.	937	131,995
MediciNova, Inc. (2)	164	1,676
Merck & Co., Inc.	2,088	113,733
Mettler-Toledo International, Inc. (2)	57	32,777
Momenta Pharmaceuticals, Inc. (2)	45	817
Mylan NV (2)	717	29,519
MyoKardia, Inc. (2)	30	1,464
Myriad Genetics, Inc. (2)	267	7,890
National HealthCare Corp.	4	239
National Research Corp.	28	819
Nektar Therapeutics (2)	200	21,252
Orthofix International NV (2)	232	13,637
PDL BioPharma, Inc. (2)	2,299	6,759
Perrigo Co. PLC	62	5,167
Pfizer, Inc.	7,136	253,257
Phibro Animal Health Corp.	153	6,074
Pieris Pharmaceuticals, Inc. (2)	349	2,380
Premier, Inc. (2)	562	17,596
Protagonist Therapeutics, Inc. (2)	27	232
Providence Service Corp./The (2)	153	10,578
Quality Systems, Inc. (2)	22	300
Recro Pharma, Inc. (2)	240	2,642
Regeneron Pharmaceuticals, Inc. (2)	7	2,411
Retrophin, Inc. (2)	113	2,527
Sage Therapeutics, Inc. (2)	30	4,832
Sangamo Therapeutics, Inc. (2)	196	3,724
Spectrum Pharmaceuticals, Inc. (2)	190	3,057
Supernus Pharmaceuticals, Inc. (2)	101	4,626
Triple-S Management Corp. (2)	170	4,444
United Therapeutics Corp. (2)	184	20,674
UnitedHealth Group, Inc.	1,273	272,422
Vanda Pharmaceuticals, Inc. (2)	277	4,667
Veracyte, Inc. (2)	585	3,253
Vertex Pharmaceuticals, Inc. (2)	1,097	178,789
Voyager Therapeutics, Inc. (2)	28	526
WellCare Health Plans, Inc. (2)	255	49,376
Zogenix, Inc. (2)	7	280

		4,515,645

Industrials - 1.2%
Aegion Corp. (2)	110	2,520
Aerovironment, Inc. (2)	6	273
Alamo Group, Inc.	37	4,066
Allison Transmission Holdings, Inc.	598	23,358
American Woodmark Corp. (2)	8	788

Applied Industrial Technologies, Inc.	299	21,797
ARC Document Solutions, Inc. (2)	234	515
ArcBest Corp.	149	4,775
Barrett Business Services, Inc.	11	912
Blue Bird Corp. (2)	264	6,257
Boeing Co./The	978	320,667
Builders FirstSource, Inc. (2)	278	5,516
Casella Waste Systems, Inc. (2)	273	6,383
Comfort Systems USA, Inc.	138	5,693
Commercial Vehicle Group, Inc. (2)	310	2,403
Continental Building Products, Inc. (2)	388	11,077
Copa Holdings SA	10	1,286
Copart, Inc. (2)	513	26,127
Costamare, Inc.	63	393
Covenant Transportation Group, Inc. (2)	45	1,342
CRA International, Inc.	7	366
Cummins, Inc.	463	75,048
Eaton Corp. PLC	756	60,412
EMCOR Group, Inc.	784	61,097
Emerson Electric Co.	2,767	188,986
Fluor Corp.	254	14,534
Forward Air Corp.	13	687
FTI Consulting, Inc. (2)	70	3,389
Genco Shipping & Trading, Ltd. (2)	9	128
GMS, Inc. (2)	123	3,759
H&E Equipment Services, Inc.	172	6,620
Hardinge, Inc.	10	183
Harris Corp.	246	39,675
Herman Miller, Inc.	457	14,601
Hillenbrand, Inc.	456	20,930
Hubbell, Inc.	155	18,876
Huntington Ingalls Industries, Inc.	217	55,934
Hurco Cos., Inc.	35	1,607
Hyster-Yale Materials Handling, Inc.	6	420
Insperity, Inc.	96	6,677
Interface, Inc.	356	8,971
JetBlue Airways Corp. (2)	1,616	32,837
KBR, Inc.	84	1,360
Kelly Services, Inc.	227	6,592
Kforce, Inc.	179	4,842
Kimball International, Inc.	330	5,623
Knoll, Inc.	226	4,563
LB Foster Co. (2)	39	918
LSC Communications, Inc.	135	2,356
Masonite International Corp. (2)	110	6,749
Matson, Inc.	78	2,234
Meritor, Inc. (2)	339	6,970
Miller Industries, Inc./TN	168	4,200
Navigant Consulting, Inc. (2)	65	1,251
NL Industries, Inc. (2)	15	118
Owens Corning	5	402
Park-Ohio Holdings Corp.	77	2,991
Pitney Bowes, Inc.	338	3,681
Proto Labs, Inc. (2)	67	7,876
Quad/Graphics, Inc.	217	5,501
Robert Half International, Inc.	155	8,973

RPX Corp.	279	2,983
Rush Enterprises, Inc. (2)	172	7,308
Ryder System, Inc.	307	22,347
Safe Bulkers, Inc. (2)	871	2,761
SkyWest, Inc.	119	6,474
SP Plus Corp. (2)	139	4,948
Sparton Corp. (2)	291	5,066
Spirit AeroSystems Holdings, Inc.	692	57,920
Steelcase, Inc.	45	612
Sterling Construction Co., Inc. (2)	197	2,258
TransUnion (2)	81	4,599
TrueBlue, Inc. (2)	518	13,416
Union Pacific Corp.	995	133,758
Universal Forest Products, Inc.	402	13,045
Universal Logistics Holdings, Inc.	99	2,094
Vectrus, Inc. (2)	166	6,182
Vicor Corp. (2)	19	542
Watsco, Inc.	86	15,563
WESCO International, Inc. (2)	229	14,209
WW Grainger, Inc.	22	6,210

		1,461,380

Information Technology - 5.9%
Accenture PLC	1,807	277,375
Adobe Systems, Inc. (2)	1,259	272,045
Advanced Energy Industries, Inc. (2)	128	8,179
Alphabet, Inc. - Class C (2)	444	458,115
Alphabet, Inc. - Class A (2)	39	40,448
Amkor Technology, Inc. (2)	1,269	12,855
ANSYS, Inc. (2)	272	42,620
Apple, Inc.	4,889	820,276
Applied Materials, Inc.	3,396	188,852
Arista Networks, Inc. (2)	147	37,529
ARRIS International PLC (2)	1,374	36,507
Aspen Technology, Inc. (2)	603	47,571
Axcelis Technologies, Inc. (2)	99	2,435
Broadcom, Ltd.	272	64,097
CA, Inc.	3,522	119,396
CACI International, Inc. (2)	61	9,232
Cadence Design Systems, Inc. (2)	1,056	38,829
CalAmp Corp. (2)	97	2,219
Care.com, Inc. (2)	44	716
CDW Corp./DE	60	4,219
Cirrus Logic, Inc. (2)	407	16,536
Cisco Systems, Inc.	8,116	348,095
Citrix Systems, Inc. (2)	1,515	140,592
Cohu, Inc.	22	502
CommerceHub, Inc. (2)	24	540
Comtech Telecommunications Corp.	131	3,916
DHI Group, Inc. (2)	227	363

DST Systems, Inc.	54	4,517
Eastman Kodak Co. (2)	53	284
EchoStar Corp. (2)	91	4,802
Electro Scientific Industries, Inc. (2)	77	1,488
Electronic Arts, Inc. (2)	179	21,702
Everi Holdings, Inc. (2)	22	145
Extreme Networks, Inc. (2)	120	1,328
F5 Networks, Inc. (2)	532	76,933
Facebook, Inc. (2)	2,214	353,775
Fair Isaac Corp.	28	4,742
Five9, Inc. (2)	163	4,856
FormFactor, Inc. (2)	56	764
Fortinet, Inc. (2)	240	12,859
GrubHub, Inc. (2)	107	10,857
HP, Inc.	9,697	212,558
IAC/InterActiveCorp (2)	92	14,387
Ichor Holdings, Ltd. (2)	51	1,235
Instructure, Inc. (2)	139	5,859
Intel Corp.	4,881	254,202
Intuit, Inc.	1,292	223,968
IPG Photonics Corp. (2)	79	18,437
Jabil, Inc.	382	10,975
Juniper Networks, Inc.	2,491	60,606
KEMET Corp. (2)	250	4,533
Kimball Electronics, Inc. (2)	239	3,860
KLA-Tencor Corp.	212	23,110
Lam Research Corp.	816	165,779
Limelight Networks, Inc. (2)	64	263
ManTech International Corp./VA	7	388
Marvell Technology Group, Ltd.	1,744	36,624
Mastercard, Inc.	1,553	272,023
Maxim Integrated Products, Inc.	820	49,380
Micron Technology, Inc. (2)	2,167	112,987
Microsoft Corp.	7,621	695,569
MKS Instruments, Inc.	99	11,449
Monotype Imaging Holdings, Inc.	83	1,863
Motorola Solutions, Inc.	397	41,804
National Instruments Corp.	80	4,046
NetApp, Inc. (2)	121	7,464
NETGEAR, Inc. (2)	174	9,953
Novanta, Inc. (2)	34	1,773
NVIDIA Corp.	672	155,628
NXP Semiconductors NV (2)	1,420	166,140
ON Semiconductor Corp. (2)	1,740	42,560
Oracle Corp.	2,665	121,924
PC Connection, Inc.	11	275
Progress Software Corp.	319	12,266
QUALCOMM, Inc.	990	54,856
Qualys, Inc. (2)	24	1,746

QuinStreet, Inc. (2)	76	971
Red Hat, Inc. (2)	818	122,299
RingCentral, Inc. (2)	179	11,367
Rogers Corp. (2)	47	5,618
Rosetta Stone, Inc. (2)	476	6,259
Rudolph Technologies, Inc. (2)	104	2,881
SMART Global Holdings, Inc. (2)	10	498
Synopsys, Inc. (2)	413	34,378
Syntel, Inc. (2)	461	11,769
Take-Two Interactive Software, Inc. (2)	246	24,054
Tech Data Corp. (2)	348	29,625
TechTarget, Inc. (2)	242	4,811
Teradyne, Inc.	809	36,979
Texas Instruments, Inc.	2,697	280,191
Twitter, Inc. (2)	526	15,259
Ultra Clean Holdings, Inc. (2)	214	4,120
Unisys Corp. (2)	205	2,204
Vishay Precision Group, Inc. (2)	122	3,800
Web.com Group, Inc. (2)	25	453
Western Digital Corp.	293	27,035
Xcerra Corp. (2)	1,133	13,199
Xerox Corp. (2)	1,322	38,047
XO Group, Inc. (2)	230	4,773

		6,974,191

Materials - 0.5%
A. Schulman, Inc.	26	1,118
AdvanSix, Inc. (2)	138	4,800
Alcoa Corp.	482	21,671
Avery Dennison Corp.	451	47,919
Eastman Chemical Co.	80	8,446
Freeport-McMoRan, Inc.	5,738	100,817
Huntsman Corp.	878	25,682
Ingevity Corp. (2)	46	3,390
Kraton Corp. (2)	158	7,538
Kronos Worldwide, Inc.	256	5,786
Louisiana-Pacific Corp.	746	21,462
LyondellBasell Industries NV	2,070	218,758
Olympic Steel, Inc.	51	1,046
Rayonier Advanced Materials, Inc.	100	2,147
Reliance Steel & Aluminum Co.	157	13,461
Ryerson Holding Corp. (2)	57	465
Schnitzer Steel Industries, Inc.	95	3,073
Steel Dynamics, Inc.	650	28,743
SunCoke Energy, Inc. (2)	154	1,657
Tredegar Corp.	54	969
Trinseo SA	274	20,290
United States Steel Corp.	176	6,193
Verso Corp. (2)	114	1,920

Warrior Met Coal, Inc.	29	812
Westlake Chemical Corp.	149	16,561

		564,724

Real Estate Investment Trust - 0.7%
American Tower Corp.	1,097	159,438
CareTrust REIT, Inc.	10	134
CBL & Associates Properties, Inc.	466	1,943
Community Healthcare Trust, Inc.	48	1,236
CoreCivic, Inc.	440	8,589
CubeSmart	1,050	29,610
DDR Corp.	555	4,068
Essex Property Trust, Inc.	387	93,143
Front Yard Residential Corp.	557	5,598
Gladstone Commercial Corp.	602	10,439
Global Net Lease, Inc.	84	1,418
Hospitality Properties Trust	1,007	25,517
Host Hotels & Resorts, Inc.	6,656	124,068
Kite Realty Group Trust	642	9,778
Lamar Advertising Co.	672	42,780
National Storage Affiliates Trust	973	24,403
Quality Care Properties, Inc. (2)	333	6,470
RAIT Financial Trust	1,368	221
Retail Properties of America, Inc.	2,718	31,692
Simon Property Group, Inc.	1,528	235,847
Tanger Factory Outlet Centers, Inc.	964	21,208
Taubman Centers, Inc.	400	22,764
Tier REIT, Inc.	880	16,262
Trinity Place Holdings, Inc. (2)	173	1,125
Uniti Group, Inc.	265	4,306
Urstadt Biddle Properties, Inc.	535	10,326

		892,383

Telecommunication Services - 0.3%
AT&T, Inc.	828	29,518
T-Mobile US, Inc. (2)	1,549	94,551
Verizon Communications, Inc.	3,662	175,117
Vonage Holdings Corp. (2)	605	6,443

		305,629

Utilities - 0.5%
AES Corp./VA	280	3,184
American States Water Co.	241	12,787
CenterPoint Energy, Inc.	7,182	196,787
Exelon Corp.	5,623	219,353
MDU Resources Group, Inc.	478	13,460
NRG Yield, Inc.	46	756

Ormat Technologies, Inc.		98	5,525
UGI Corp.		4,108	182,468

			634,320

Total Common Stocks	(Cost	$25,228,202)	24,745,658

Registered Investment Companies - 56.5%

Baird Core Plus Bond Fund - Class I		429,266	4,717,638
DoubleLine Total Return Bond Fund - Class I		378,422	3,965,859
Frost Total Return Bond Fund - Class I		454,772	4,697,799
Guggenheim Total Return Bond Fund - Class I		190,886	5,146,282
iShares Core U.S. Aggregate Bond ETF (8)		65,138	6,986,051
iShares iBoxx $ High Yield Corporate Bond ETF (3)(8)		24,619	2,108,371
iShares JP Morgan USD Emerging Markets Bond ETF (8)		18,900	2,132,298
JPMorgan Core Plus Bond Fund - Class L		373,983	3,033,006
Lord Abbett High Yield Fund - Class I		527,911	3,980,448
Metropolitan West Total Return Bond Fund - Class I		140,806	1,472,828
PIMCO Investment Grade Corporate Bond Fund - Class I		150,739	1,551,104
Pioneer Bond Fund - Class Y		453,904	4,293,928
Prudential Total Return Bond Fund - Class Z		244,504	3,489,074
SPDR Bloomberg Barclays High Yield Bond ETF (3)(8)		60,279	2,161,002
TCW Emerging Markets Income Fund - Class I		516,157	4,299,585
Vanguard Intermediate-Term Corporate Bond ETF (8)		99,100	8,407,644
Vanguard Total Bond Market ETF (8)		66,329	5,301,677

Total Registered Investment Companies	(Cost	$68,588,965)	67,744,594

Money Market Registered Investment Companies - 11.6%

Morgan Stanley Government Institutional Fund, 1.58% (4)		4,327,895	4,327,895
Meeder Institutional Prime Money Market Fund, 1.65% (5)		9,565,184	9,562,314

Total Money Market Registered Investment Companies	(Cost	$13,891,330)	13,890,209

Bank Obligations - 0.2%

Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (6)		248,248	248,248

Total Bank Obligations	(Cost	$248,248)	248,248

U.S. Government Obligations - 13.9%

U.S. Treasury Note, 2.25%, due 11/15/2025		9,999,000	9,678,329
U.S. Treasury Note, 1.88%, due 12/31/2019		1,713,000	1,701,558
U.S. Treasury Note, 2.13%, due 12/31/2022		5,407,000	5,302,873

Total U.S. Government Obligations	(Cost	$16,882,615)	16,682,760

Total Investments - 102.8%	(Cost	$124,839,360)	123,311,469

Liabilities less Other Assets - (2.8%)			(3,414,457)

Total Net Assets - 100.0%			119,897,012

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund		1,763	18,212
Meeder Balanced Fund		888	10,176
Meeder Dynamic Allocation Fund		611	6,605
Meeder Muirfield Fund		834	6,222
Meeder Conservative Allocation Fund		246	5,478

Total Trustee Deferred Compensation	(Cost	$40,902)	46,693

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	13	6/15/2018	1,300,390	(13,797)
Mini MSCI Emerging Markets Index Futures	18	6/15/2018	1,069,020	(23,288)
Russell 2000 Mini Index Futures	3	6/15/2018	229,680	1,197
Standard & Poors 500 Mini Futures	11	6/15/2018	1,453,650	16,174
E-mini Standard & Poors MidCap 400 Futures	1	6/15/2018	188,310	2,683

Total Futures Contracts	46		4,241,050	(17,031)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$106,380,461	$(17,031)
Level 2 - Other Significant Observable Inputs	16,931,008	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$123,311,469	$(17,031)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 32.9%

Consumer Discretionary - 2.6%
1-800-Flowers.com, Inc. (2)	123	1,451
Amazon.com, Inc. (2)	680	984,191
American Eagle Outfitters, Inc.	961	19,153
Ascent Capital Group, Inc. (2)	79	291
Best Buy Co., Inc.	1,423	99,596
Big Lots, Inc.	135	5,877
BJ's Restaurants, Inc.	44	1,976
Bloomin' Brands, Inc.	611	14,835
Bridgepoint Education, Inc. (2)	977	6,585
Brinker International, Inc.	70	2,527
Cambium Learning Group, Inc. (2)	501	5,611
Carter's, Inc.	350	36,435
Collectors Universe, Inc.	224	3,519
Comcast Corp.	7,426	253,746
Cooper-Standard Holdings, Inc. (2)	77	9,456
Crocs, Inc. (2)	275	4,469
Deckers Outdoor Corp. (2)	53	4,772
Denny's Corp. (2)	175	2,700
Dollar General Corp.	3,547	331,822
Dollar Tree, Inc. (2)	2,308	219,029
Francesca's Holdings Corp. (2)	44	211
GameStop Corp.	343	4,329
Gannett Co., Inc.	668	6,667
Golden Entertainment, Inc. (2)	62	1,440
Grand Canyon Education, Inc. (2)	385	40,394
Hamilton Beach Brands Holding Co.	117	2,483
Home Depot, Inc./The	1,105	196,955
J Alexander's Holdings, Inc. (2)	185	2,118
J. Jill, Inc. (2)	111	491
Kohl's Corp.	559	36,620
Las Vegas Sands Corp.	1,090	78,371
La-Z-Boy, Inc.	479	14,346
Lear Corp.	1,240	230,752
Liberty Expedia Holdings, Inc. (2)	668	26,239
Liberty TripAdvisor Holdings, Inc. (2)	266	2,860
Live Nation Entertainment, Inc. (2)	134	5,647
M/I Homes, Inc. (2)	341	10,861
MCBC Holdings, Inc. (2)	128	3,226
MDC Partners, Inc. (2)	568	4,090
Michael Kors Holdings, Ltd. (2)	1,209	75,055

Michaels Cos., Inc./The (2)	807	15,906
New Media Investment Group, Inc.	390	6,685
Nutrisystem, Inc.	207	5,579
NVR, Inc. (2)	22	61,600
Office Depot, Inc.	4,323	9,294
Overstock.com, Inc. (2)	63	2,284
Penn National Gaming, Inc. (2)	1,082	28,413
Pinnacle Entertainment, Inc. (2)	1,154	34,793
Qurate Retail Group, Inc. (2)	2,532	63,730
RCI Hospitality Holdings, Inc.	77	2,186
Red Rock Resorts, Inc.	149	4,363
Regis Corp. (2)	109	1,649
RH (2)	21	2,001
Ross Stores, Inc.	698	54,430
Ruth's Hospitality Group, Inc.	256	6,259
Shutterfly, Inc. (2)	109	8,856
Signet Jewelers, Ltd.	243	9,360
Sleep Number Corp. (2)	338	11,881
Speedway Motorsports, Inc.	368	6,558
Stoneridge, Inc. (2)	385	10,626
Target Corp.	4,199	291,537
Taylor Morrison Home Corp. (2)	1,719	40,018
Tenneco, Inc.	512	28,093
Thor Industries, Inc.	287	33,054
TopBuild Corp. (2)	312	23,874
Tower International, Inc.	361	10,018
tronc, Inc. (2)	658	10,804
Weight Watchers International, Inc. (2)	150	9,558
World Wrestling Entertainment, Inc.	94	3,385
ZAGG, Inc. (2)	101	1,232

		3,549,222

Consumer Staples - 1.0%
Estee Lauder Cos., Inc./The	2,655	397,507
Kroger Co./The	3,080	73,735
Medifast, Inc.	20	1,869
Performance Food Group Co. (2)	930	27,761
Sprouts Farmers Market, Inc. (2)	1,111	26,075
Tyson Foods, Inc.	5,003	366,170
USANA Health Sciences, Inc. (2)	53	4,553
Village Super Market, Inc.	80	2,110
Walmart, Inc.	4,813	428,213

		1,327,993

Energy - 2.5%
Adams Resources & Energy, Inc.	48	2,088
Andeavor	1,915	192,572
Arch Coal, Inc.	265	24,348
Chevron Corp.	3,127	356,603
Concho Resources, Inc. (2)	140	21,046

ConocoPhillips	5,155	305,640
CONSOL Energy, Inc. (2)	43	1,246
CVR Energy, Inc.	239	7,223
Delek US Holdings, Inc.	472	19,210
Diamondback Energy, Inc. (2)	147	18,598
Evolution Petroleum Corp.	314	2,528
Exterran Corp. (2)	805	21,494
Exxon Mobil Corp.	7,865	586,808
Hallador Energy Co.	166	1,140
HollyFrontier Corp.	1,265	61,808
Isramco, Inc. (2)	32	3,322
Mammoth Energy Services, Inc. (2)	262	8,400
Marathon Petroleum Corp.	5,419	396,183
Matrix Service Co. (2)	1,098	15,043
McDermott International, Inc. (2)	1,676	10,207
Midstates Petroleum Co., Inc. (2)	860	11,464
Natural Gas Services Group, Inc. (2)	637	15,192
Occidental Petroleum Corp.	6,363	413,340
Pacific Ethanol, Inc. (2)	450	1,350
Par Pacific Holdings, Inc. (2)	410	7,040
PBF Energy, Inc.	1,056	35,798
Peabody Energy Corp.	909	33,179
PHI, Inc. (2)	6	61
Phillips 66	4,219	404,686
RigNet, Inc. (2)	146	1,986
Ring Energy, Inc. (2)	23	330
Rowan Cos. Plc (2)	570	6,578
RPC, Inc.	358	6,455
SandRidge Energy, Inc. (2)	868	12,595
SilverBow Resources, Inc. (2)	182	5,296
Stone Energy Corp. (2)	193	7,160
TETRA Technologies, Inc. (2)	623	2,336
Unit Corp. (2)	682	13,476
Valero Energy Corp.	4,372	405,590
W&T Offshore, Inc. (2)	1,714	7,593
Westmoreland Coal Co. (2)	773	317
World Fuel Services Corp.	422	10,360

		3,457,689

Financials - 6.6%
Aflac, Inc.	9,000	393,840
AG Mortgage Investment Trust, Inc.	442	7,678
American Equity Investment Life Holding Co.	1,133	33,265
Apollo Commercial Real Estate Finance, Inc.	143	2,571
Artisan Partners Asset Management, Inc.	513	17,083
Atlas Financial Holdings, Inc. (2)	22	228
Banco Latinoamericano de Comercio Exterior SA	826	23,541

Bancorp, Inc./The (2)	533	5,756
Bank of America Corp.	25,522	765,405
Bank of New York Mellon Corp./The	3,161	162,886
Bank of NT Butterfield & Son, Ltd./The	696	31,236
BankUnited, Inc.	2,209	88,316
BB&T Corp.	7,829	407,421
Berkshire Hathaway, Inc. (2)	4,904	978,250
BGC Partners, Inc.	2,087	28,070
C&F Financial Corp.	65	3,419
Cannae Holdings, Inc. (2)	759	14,315
CIT Group, Inc.	1,383	71,225
Citizens Financial Group, Inc.	7,346	308,385
Comerica, Inc.	3,119	299,206
Enova International, Inc. (2)	375	8,269
Essent Group, Ltd. (2)	1,127	47,965
Evercore, Inc.	383	33,398
Fidelity Southern Corp.	1,043	24,062
Fifth Third Bancorp	11,592	368,046
First American Financial Corp.	2,487	145,937
FirstCash, Inc.	910	73,938
FNB Bancorp/CA	246	9,050
GAMCO Investors, Inc.	571	14,178
Genworth Financial, Inc. (2)	833	2,357
Green Dot Corp. (2)	418	26,819
Health Insurance Innovations, Inc. (2)	104	3,006
Houlihan Lokey, Inc.	929	41,433
Huntington Bancshares, Inc./OH	23,520	355,152
Independence Holding Co.	219	7,807
Infinity Property & Casualty Corp.	250	29,600
Invesco Mortgage Capital, Inc.	1,742	28,534
JPMorgan Chase & Co.	7,745	851,718
KeyCorp	7,181	140,389
Kingstone Cos., Inc.	297	4,990
Ladder Capital Corp.	1,656	24,972
Lazard, Ltd.	640	33,638
LendingTree, Inc. (2)	8	2,625
LPL Financial Holdings, Inc.	628	38,352
Marlin Business Services Corp.	114	3,232
MGIC Investment Corp. (2)	4,273	55,549
Moelis & Co.	523	26,595
MTGE Investment Corp.	562	10,060
New Residential Investment Corp.	6,559	107,896
NMI Holdings, Inc. (2)	297	4,915
Northeast Bancorp	300	6,150
Northrim BanCorp, Inc.	265	9,156
Oppenheimer Holdings, Inc.	214	5,511
PacWest Bancorp	37	1,833
PennyMac Financial Services, Inc. (2)	442	10,011
Peoples Bancorp of North Carolina, Inc.	37	1,137

Piper Jaffray Cos.	140	11,627
PNC Financial Services Group, Inc./The	3,047	460,828
Popular, Inc.	40	1,665
Premier Financial Bancorp, Inc.	158	2,940
Progressive Corp./The	4,768	290,514
Pzena Investment Management, Inc.	652	7,257
Radian Group, Inc.	981	18,678
Regional Management Corp. (2)	124	3,948
Regions Financial Corp.	19,617	364,484
Reinsurance Group of America, Inc.	25	3,850
SEI Investments Co.	56	4,195
Silvercrest Asset Management Group, Inc.	106	1,611
Stewart Information Services Corp.	726	31,900
SunTrust Banks, Inc.	5,707	388,304
Sutherland Asset Management Corp.	168	2,545
T Rowe Price Group, Inc.	2,198	237,318
TCF Financial Corp.	2,025	46,190
Timberland Bancorp, Inc./WA	126	3,830
Triumph Bancorp, Inc. (2)	307	12,648
United Security Bancshares/Fresno CA	690	7,418
Universal Insurance Holdings, Inc.	263	8,390
US Bancorp	7,329	370,115
Walker & Dunlop, Inc.	241	14,320
Wells Fargo & Co.	10,606	555,860
World Acceptance Corp. (2)	34	3,580

		9,054,391

Healthcare - 6.0%
Abbott Laboratories	3,321	198,994
AbbVie, Inc.	3,497	330,991
ABIOMED, Inc. (2)	170	49,468
Acorda Therapeutics, Inc. (2)	199	4,706
Aetna, Inc.	2,490	420,810
Aimmune Therapeutics, Inc. (2)	35	1,114
Alexion Pharmaceuticals, Inc. (2)	676	75,347
Align Technology, Inc. (2)	284	71,321
AMAG Pharmaceuticals, Inc. (2)	278	5,602
AmerisourceBergen Corp.	1,410	121,556
Amgen, Inc.	1,840	313,683
Amphastar Pharmaceuticals, Inc. (2)	180	3,375
AnaptysBio, Inc. (2)	51	5,308
Anthem, Inc.	1,915	420,726
Arena Pharmaceuticals, Inc. (2)	140	5,530
Assembly Biosciences, Inc. (2)	40	1,966
Atara Biotherapeutics, Inc. (2)	138	5,382
Audentes Therapeutics, Inc. (2)	27	811
AxoGen, Inc. (2)	108	3,942
Baxter International, Inc.	1,720	111,869
Biogen, Inc. (2)	1,370	375,133
BioSpecifics Technologies Corp. (2)	314	13,923

Bluebird Bio, Inc. (2)	43	7,342
Blueprint Medicines Corp. (2)	30	2,751
Bristol-Myers Squibb Co.	4,613	291,772
Bruker Corp.	1,087	32,523
Catalent, Inc. (2)	873	35,845
Catalyst Pharmaceuticals, Inc. (2)	1,120	2,677
Celcuity, Inc. (2)	77	1,269
Celgene Corp. (2)	841	75,026
Centene Corp. (2)	684	73,099
Cerner Corp. (2)	5,047	292,726
Charles River Laboratories International, Inc. (2)	12	1,281
ChemoCentryx, Inc. (2)	52	707
Cigna Corp.	2,199	368,860
Concert Pharmaceuticals, Inc. (2)	209	4,786
CONMED Corp.	114	7,220
Corcept Therapeutics, Inc. (2)	106	1,744
CorVel Corp. (2)	187	9,453
Cutera, Inc. (2)	33	1,658
CytomX Therapeutics, Inc. (2)	402	11,437
Eagle Pharmaceuticals, Inc./DE (2)	91	4,795
Edge Therapeutics, Inc. (2)	103	122
Emergent BioSolutions, Inc. (2)	478	25,167
Enanta Pharmaceuticals, Inc. (2)	156	12,622
Encompass Health Corp.	85	4,859
Esperion Therapeutics, Inc. (2)	51	3,689
Exelixis, Inc. (2)	713	15,793
Express Scripts Holding Co. (2)	4,676	323,018
Fate Therapeutics, Inc. (2)	285	2,782
FONAR Corp. (2)	119	3,546
Fortress Biotech, Inc. (2)	247	1,124
Foundation Medicine, Inc. (2)	81	6,379
Genomic Health, Inc. (2)	765	23,937
Gilead Sciences, Inc.	3,333	251,275
Global Blood Therapeutics, Inc. (2)	111	5,361
Globus Medical, Inc. (2)	553	27,550
Haemonetics Corp. (2)	262	19,168
Halozyme Therapeutics, Inc. (2)	147	2,880
HCA Healthcare, Inc.	879	85,263
Hill-Rom Holdings, Inc.	295	25,665
Humana, Inc.	1,485	399,213
ICU Medical, Inc. (2)	33	8,329
ImmunoGen, Inc. (2)	452	4,755
Inogen, Inc. (2)	36	4,422
Integer Holdings Corp. (2)	299	16,908
Intersect ENT, Inc. (2)	120	4,716
Intuitive Surgical, Inc. (2)	993	409,940
Iovance Biotherapeutics, Inc. (2)	345	5,831
Johnson & Johnson	3,899	499,657
Kindred Biosciences, Inc. (2)	169	1,462

Kura Oncology, Inc. (2)	223	4,181
Lantheus Holdings, Inc. (2)	192	3,053
LivaNova PLC (2)	133	11,771
Madrigal Pharmaceuticals, Inc. (2)	29	3,387
Mallinckrodt PLC (2)	645	9,340
McKesson Corp.	2,333	328,650
MediciNova, Inc. (2)	218	2,228
Medtronic PLC	1,099	88,162
Merck & Co., Inc.	3,643	198,434
Mettler-Toledo International, Inc. (2)	111	63,828
Momenta Pharmaceuticals, Inc. (2)	16	290
Mylan NV (2)	1,252	51,545
MyoKardia, Inc. (2)	85	4,148
Myriad Genetics, Inc. (2)	525	15,514
National Research Corp.	55	1,609
Nektar Therapeutics (2)	381	40,485
Orthofix International NV (2)	359	21,102
PDL BioPharma, Inc. (2)	2,531	7,441
Pfizer, Inc.	10,487	372,184
Phibro Animal Health Corp.	191	7,583
Pieris Pharmaceuticals, Inc. (2)	707	4,822
Premier, Inc. (2)	1,402	43,897
Protagonist Therapeutics, Inc. (2)	20	172
Providence Service Corp./The (2)	131	9,057
Quality Systems, Inc. (2)	440	6,006
Recro Pharma, Inc. (2)	225	2,477
Regeneron Pharmaceuticals, Inc. (2)	168	57,852
Retrophin, Inc. (2)	187	4,181
Sage Therapeutics, Inc. (2)	51	8,215
Sangamo Therapeutics, Inc. (2)	353	6,707
Spectrum Pharmaceuticals, Inc. (2)	364	5,857
Supernus Pharmaceuticals, Inc. (2)	139	6,366
Tabula Rasa HealthCare, Inc. (2)	29	1,125
Triple-S Management Corp. (2)	324	8,469
United Therapeutics Corp. (2)	307	34,495
UnitedHealth Group, Inc.	1,887	403,818
Vanda Pharmaceuticals, Inc. (2)	558	9,402
Veracyte, Inc. (2)	677	3,764
Vertex Pharmaceuticals, Inc. (2)	2,451	399,464
Voyager Therapeutics, Inc. (2)	28	526
WellCare Health Plans, Inc. (2)	400	77,452

		8,293,020

Industrials - 2.0%
Aegion Corp. (2)	14	321
Aerovironment, Inc. (2)	50	2,276

Alamo Group, Inc.	85	9,342
Allison Transmission Holdings, Inc.	1,234	48,200
American Woodmark Corp. (2)	16	1,575
Applied Industrial Technologies, Inc.	537	39,147
ARC Document Solutions, Inc. (2)	86	189
ArcBest Corp.	121	3,878
Barrett Business Services, Inc.	4	332
Blue Bird Corp. (2)	424	10,049
Boeing Co./The	1,875	614,775
Builders FirstSource, Inc. (2)	705	13,987
Casella Waste Systems, Inc. (2)	388	9,071
Comfort Systems USA, Inc.	295	12,169
Commercial Vehicle Group, Inc. (2)	460	3,565
Continental Building Products, Inc. (2)	643	18,358
Copart, Inc. (2)	628	31,984
Costamare, Inc.	279	1,741
Covenant Transportation Group, Inc. (2)	89	2,655
Cummins, Inc.	980	158,848
Eaton Corp. PLC	2,671	213,440
EMCOR Group, Inc.	1,186	92,425
Emerson Electric Co.	5,889	402,219
EnPro Industries, Inc.	11	851
FTI Consulting, Inc. (2)	359	17,379
GMS, Inc. (2)	7	214
H&E Equipment Services, Inc.	266	10,238
Hardinge, Inc.	19	348
Hawaiian Holdings, Inc.	64	2,477
Herman Miller, Inc.	1,023	32,685
Hillenbrand, Inc.	755	34,655
Hubbell, Inc.	352	42,867
Huntington Ingalls Industries, Inc.	445	114,703
Hurco Cos., Inc.	51	2,341
Hyster-Yale Materials Handling, Inc.	45	3,147
Insperity, Inc.	147	10,224
Interface, Inc.	636	16,027
JetBlue Airways Corp. (2)	2,341	47,569
KBR, Inc.	86	1,392
Kelly Services, Inc.	505	14,665
Kforce, Inc.	292	7,899
Kimball International, Inc.	328	5,589
Knoll, Inc.	251	5,068
LB Foster Co. (2)	51	1,201
LSC Communications, Inc.	326	5,689
ManpowerGroup, Inc.	6	691
Masonite International Corp. (2)	154	9,448
Matson, Inc.	306	8,764
Meritor, Inc. (2)	639	13,138
Miller Industries, Inc./TN	304	7,600
Norfolk Southern Corp.	471	63,952
Owens Corning	307	24,683

Park-Ohio Holdings Corp.	152	5,905
Pitney Bowes, Inc.	463	5,042
Proto Labs, Inc. (2)	30	3,527
Quad/Graphics, Inc.	416	10,546
Robert Half International, Inc.	688	39,828
RPX Corp.	742	7,932
Rush Enterprises, Inc. (2)	155	6,586
Ryder System, Inc.	610	44,402
Safe Bulkers, Inc. (2)	1,544	4,894
SkyWest, Inc.	241	13,110
SP Plus Corp. (2)	287	10,217
Sparton Corp. (2)	189	3,290
Spirit AeroSystems Holdings, Inc.	1,281	107,220
Steelcase, Inc.	339	4,610
Sterling Construction Co., Inc. (2)	294	3,369
TransUnion (2)	919	52,181
TrueBlue, Inc. (2)	762	19,736
Union Pacific Corp.	1,207	162,257
Universal Forest Products, Inc.	702	22,780
Universal Logistics Holdings, Inc.	203	4,293
Vectrus, Inc. (2)	277	10,315
Watsco, Inc.	33	5,972
WESCO International, Inc. (2)	423	26,247
WW Grainger, Inc.	7	1,976

		2,772,285

Information Technology - 9.0%
Accenture PLC	3,290	505,015
Adobe Systems, Inc. (2)	2,375	513,190
Advanced Energy Industries, Inc. (2)	214	13,675
Alphabet, Inc. - Class C (2)	501	516,927
Alphabet, Inc. - Class A (2)	391	405,522
Amkor Technology, Inc. (2)	2,520	25,528
ANSYS, Inc. (2)	473	74,114
Apple, Inc.	9,020	1,513,376
Applied Materials, Inc.	5,853	325,485
Arista Networks, Inc. (2)	240	61,272
ARRIS International PLC (2)	2,156	57,285
Aspen Technology, Inc. (2)	1,068	84,255
Axcelis Technologies, Inc. (2)	220	5,412
Blucora, Inc. (2)	79	1,943
Broadcom, Ltd.	616	145,160
CA, Inc.	5,680	192,552
CACI International, Inc. (2)	160	24,216
Cadence Design Systems, Inc. (2)	1,955	71,885
CalAmp Corp. (2)	198	4,530
Care.com, Inc. (2)	134	2,180
Cirrus Logic, Inc. (2)	924	37,542
Cisco Systems, Inc.	13,191	565,762
Citrix Systems, Inc. (2)	2,513	233,206
Cohu, Inc.	231	5,269

CommerceHub, Inc. (2)	154	3,463
Comtech Telecommunications Corp.	229	6,845
Control4 Corp. (2)	76	1,632
DHI Group, Inc. (2)	650	1,040
DST Systems, Inc.	98	8,198
Eastman Kodak Co. (2)	29	155
Electro Scientific Industries, Inc. (2)	161	3,112
Electronic Arts, Inc. (2)	836	101,357
Extreme Networks, Inc. (2)	185	2,048
F5 Networks, Inc. (2)	730	105,565
Facebook, Inc. (2)	4,018	642,036
Fair Isaac Corp.	70	11,856
First Solar, Inc. (2)	163	11,570
Five9, Inc. (2)	281	8,371
FormFactor, Inc. (2)	56	764
Fortinet, Inc. (2)	503	26,951
GrubHub, Inc. (2)	271	27,498
HP, Inc.	17,333	379,939
IAC/InterActiveCorp (2)	315	49,260
Instructure, Inc. (2)	291	12,266
Intel Corp.	8,602	447,992
Intuit, Inc.	2,345	406,506
IPG Photonics Corp. (2)	167	38,974
Jabil, Inc.	339	9,739
Juniper Networks, Inc.	3,745	91,116
KEMET Corp. (2)	437	7,923
Kimball Electronics, Inc. (2)	427	6,896
KLA-Tencor Corp.	269	29,324
Lam Research Corp.	1,059	215,146
Limelight Networks, Inc. (2)	3	12
Marvell Technology Group, Ltd.	3,392	71,232
Mastercard, Inc.	2,696	472,231
Maxim Integrated Products, Inc.	1,425	85,814
Micron Technology, Inc. (2)	4,334	225,975
Microsoft Corp.	14,590	1,331,629
MKS Instruments, Inc.	256	29,606
Motorola Solutions, Inc.	1,367	143,945
NetApp, Inc. (2)	311	19,186
NETGEAR, Inc. (2)	290	16,588
Novanta, Inc. (2)	72	3,755
NVIDIA Corp.	1,078	249,654
NXP Semiconductors NV (2)	921	107,757
ON Semiconductor Corp. (2)	2,680	65,553
Oracle Corp.	3,787	173,255
PC Connection, Inc.	61	1,525
Pixelworks, Inc. (2)	370	1,432
Progress Software Corp.	563	21,647
QUALCOMM, Inc.	2,230	123,564
Qualys, Inc. (2)	74	5,384

QuinStreet, Inc. (2)	138	1,762
Red Hat, Inc. (2)	1,614	241,309
RingCentral, Inc. (2)	378	24,003
Rogers Corp. (2)	91	10,878
Rosetta Stone, Inc. (2)	904	11,888
Rudolph Technologies, Inc. (2)	246	6,814
SMART Global Holdings, Inc. (2)	10	498
Syntel, Inc. (2)	1,125	28,721
Take-Two Interactive Software, Inc. (2)	163	15,938
Tech Data Corp. (2)	618	52,610
TechTarget, Inc. (2)	544	10,815
Teradyne, Inc.	1,434	65,548
Texas Instruments, Inc.	4,688	487,036
Twitter, Inc. (2)	1,183	34,319
Ultra Clean Holdings, Inc. (2)	366	7,046
Unisys Corp. (2)	384	4,128
Vishay Precision Group, Inc. (2)	121	3,769
Web.com Group, Inc. (2)	185	3,349
Western Digital Corp.	1,218	112,385
Xcerra Corp. (2)	2,013	23,451
Xerox Corp. (2)	1,781	51,257
XO Group, Inc. (2)	311	6,453

		12,396,564

Materials - 0.8%
A. Schulman, Inc.	47	2,021
AdvanSix, Inc. (2)	272	9,460
Alcoa Corp.	726	32,641
Avery Dennison Corp.	968	102,850
Core Molding Technologies, Inc.	39	695
Eastman Chemical Co.	613	64,721
Freeport-McMoRan, Inc.	10,269	180,426
Huntsman Corp.	1,827	53,440
Kraton Corp. (2)	292	13,931
Kronos Worldwide, Inc.	413	9,334
Louisiana-Pacific Corp.	1,472	42,349
LyondellBasell Industries NV	3,697	390,699
Nucor Corp.	224	13,684
Rayonier Advanced Materials, Inc.	236	5,067
Reliance Steel & Aluminum Co.	272	23,321
Ryerson Holding Corp. (2)	4	33
Schnitzer Steel Industries, Inc.	116	3,753
Steel Dynamics, Inc.	1,227	54,258
SunCoke Energy, Inc. (2)	396	4,261
Tredegar Corp.	103	1,849
Trinseo SA	495	36,655
UFP Technologies, Inc. (2)	2	59
United States Steel Corp.	308	10,839

Valhi, Inc.	31	188
Verso Corp. (2)	202	3,402
Warrior Met Coal, Inc.	19	532
Westlake Chemical Corp.	206	22,897

		1,083,365

Real Estate Investment Trust - 1.2%
American Tower Corp.	2,054	298,528
CBL & Associates Properties, Inc.	973	4,057
Community Healthcare Trust, Inc.	79	2,033
CoreCivic, Inc.	820	16,006
CubeSmart	1,756	49,519
DDR Corp.	1,129	8,276
Essex Property Trust, Inc.	650	156,442
Front Yard Residential Corp.	1,437	14,442
Gladstone Commercial Corp.	1,034	17,930
Hospitality Properties Trust	665	16,851
Host Hotels & Resorts, Inc.	7,550	140,732
Kite Realty Group Trust	758	11,544
Lamar Advertising Co.	1,178	74,991
National Storage Affiliates Trust	1,153	28,917
Quality Care Properties, Inc. (2)	826	16,049
RAIT Financial Trust	1,932	312
Retail Properties of America, Inc.	5,129	59,804
SBA Communications Corp. (2)	481	82,213
Simon Property Group, Inc.	2,794	431,254
Spirit Realty Capital, Inc.	7,074	54,894
Summit Hotel Properties, Inc.	584	7,948
Tanger Factory Outlet Centers, Inc.	1,788	39,336
Taubman Centers, Inc.	726	41,317
Tier REIT, Inc.	1,600	29,568
Uniti Group, Inc.	475	7,719
Urstadt Biddle Properties, Inc.	1,134	21,886
Xenia Hotels & Resorts, Inc.	135	2,662

		1,635,230

Telecommunication Services - 0.4%
T-Mobile US, Inc. (2)	4,109	250,813
Verizon Communications, Inc.	6,266	299,640
Vonage Holdings Corp. (2)	970	10,331

		560,784

Utilities - 0.8%
American States Water Co.	408	21,648
CenterPoint Energy, Inc.	13,121	359,515

Dynegy, Inc. (2)		122	1,649
Exelon Corp.		10,438	407,186
MDU Resources Group, Inc.		479	13,489
NRG Yield, Inc.		290	4,768
Ormat Technologies, Inc.		93	5,243
UGI Corp.		7,062	313,693

			1,127,191

Total Common Stocks	(Cost	$44,357,754)	45,257,734

Registered Investment Companies - 40.7%

Baird Core Plus Bond Fund - Class I		356,239	3,915,069
DoubleLine Total Return Bond Fund - Class I		309,264	3,241,084
Frost Total Return Bond Fund - Class I		373,141	3,854,547
Guggenheim Total Return Bond Fund - Class I		155,928	4,203,820
iShares Core U.S. Aggregate Bond ETF (8)		53,896	5,780,346
iShares iBoxx $ High Yield Corporate Bond ETF (3)(8)		19,911	1,705,178
iShares JP Morgan USD Emerging Markets Bond ETF (8)		17,478	1,971,868
JPMorgan Core Plus Bond Fund - Class L		308,147	2,499,070
Lord Abbett High Yield Fund - Class I		449,708	3,390,796
Metropolitan West Total Return Bond Fund - Class I		111,513	1,166,431
PIMCO Investment Grade Corporate Bond Fund - Class I		114,189	1,175,004
Pioneer Bond Fund - Class Y		368,061	3,481,853
Prudential Total Return Bond Fund - Class Z		194,807	2,779,889
SPDR Bloomberg Barclays High Yield Bond ETF (3)(8)		49,205	1,763,999
TCW Emerging Markets Income Fund - Class I		437,079	3,640,866
Vanguard Intermediate-Term Corporate Bond ETF (8)		82,100	6,965,364
Vanguard Total Bond Market ETF (8)		54,907	4,388,717

Total Registered Investment Companies	(Cost	$56,620,320)	55,923,901

Money Market Registered Investment Companies - 17.6%

Morgan Stanley Government Institutional Fund, 1.58% (4)		3,516,971	3,516,971
Meeder Institutional Prime Money Market Fund, 1.65% (5)		20,639,280	20,633,088

Total Money Market Registered Investment Companies	(Cost	$24,152,589)	24,150,059

Bank Obligations - 0.5%

Metro City Bank Deposit Account, 1.35%, 4/2/2018 (6)		248,257	248,257
Pacific Premier Bank Deposit Account, 1.55%, 4/2/2018 (6)		248,248	248,248
Seacoast Community Bank Deposit Account, 1.60%, 4/2/2018 (6)		248,257	248,257

Total Bank Obligations	(Cost	$744,762)	744,762

U.S. Government Obligations - 10.2%

U.S. Treasury Note, 2.25%, due 11/15/2025			8,299,000	8,032,849
U.S. Treasury Note, 1.88%, due 12/31/2019			1,452,000	1,442,301
U.S. Treasury Note, 2.13%, due 12/31/2022			4,565,000	4,477,088

Total U.S. Government Obligations		(Cost	$14,150,036)	13,952,238

Total Investments - 101.9%		(Cost	$140,025,461)	140,028,694

Liabilities less Other Assets - (1.9%)				(2,617,865)

Total Net Assets - 100.0%				137,410,829

Trustee Deferred Compensation (7)

Meeder Aggressive Allocation Fund			177	1,828
Meeder Balanced Fund			101	1,157
Meeder Dynamic Allocation Fund			64	692
Meeder Muirfield Fund			126	940
Meeder Conservative Allocation Fund			29	646

Total Trustee Deferred Compensation		(Cost	$5,080)	5,263

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	31	6/15/2018	3,100,930	(29,920)
Mini MSCI Emerging Markets Index Futures	31	6/15/2018	1,841,090	(45,059)
Russell 2000 Mini Index Futures	4	6/15/2018	306,240	1,596
Standard & Poors 500 Mini Futures	33	6/15/2018	4,360,950	(16,674)
E-mini Standard & Poors MidCap 400 Futures	2	6/15/2018	376,620	5,365

Total Futures Contracts	101		9,985,830	(84,692)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$125,331,694	$(84,692)
Level 2 - Other Significant Observable Inputs	14,697,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$140,028,694	$(84,692)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2018.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Total Return Bond Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 75.7%

Baird Core Plus Bond Fund - Class I		320,972	3,527,478
DoubleLine Total Return Bond Fund - Class I		205,791	2,156,685
Frost Total Return Bond Fund - Class I		306,016	3,161,149
Guggenheim Total Return Bond Fund - Class I		105,952	2,856,453
iShares Core U.S. Aggregate Bond ETF (4)		135,567	14,539,561
iShares iBoxx $ High Yield Corporate Bond ETF (4)		8,547	731,965
iShares JP Morgan USD Emerging Markets Bond ETF (4)		1,289	145,425
JPMorgan Core Plus Bond Fund - Class L		324,674	2,633,104
Lord Abbett High Yield Fund - Class I		77,271	582,621
Metropolitan West Total Return Bond Fund - Class I		98,090	1,026,019
PIMCO Investment Grade Corporate Bond Fund - Class I		112,878	1,161,517
Pioneer Bond Fund - Class Y		275,435	2,605,615
Prudential Total Return Bond Fund - Class Z		210,928	3,009,949
SPDR Bloomberg Barclays High Yield Bond ETF (4)		20,186	723,668
TCW Emerging Markets Income Fund - Class I		199,805	1,664,378
Vanguard Intermediate-Term Corporate Bond ETF (4)		31,500	2,672,460
Vanguard Total Bond Market ETF (4)		109,000	8,712,368

Total Registered Investment Companies	(Cost	$52,369,556)	51,910,415

Money Market Registered Investment Companies - 4.4%

Meeder Institutional Prime Money Market Fund, 1.65% (2)		3,035,990	3,035,079

Total Money Market Registered Investment Companies	(Cost	$3,035,303)	3,035,079

U.S. Government Obligations - 20.0%

Government National Mortgage Association, 6.50%, due 7/20/2038		45,608	56,934
U.S. Treasury Note, 2.25%, due 11/15/2025		7,263,000	7,030,073
U.S. Treasury Note, 1.88%, due 12/31/2019		1,252,000	1,243,637
U.S. Treasury Note, 2.13%, due 12/31/2022		5,501,000	5,395,063

Total U.S. Government Obligations	(Cost	$13,919,524)	13,725,707

Total Investments - 100.0%	(Cost	$69,324,383)	68,671,201

Liabilities less Other Assets - (0.0%			(26,689)

Total Net Assets - 100.0%			68,644,512

Trustee Deferred Compensation (3)

Meeder Aggressive Allocation Fund		1,899	19,617
Meeder Balanced Fund		1,012	11,598
Meeder Dynamic Allocation Fund		696	7,524
Meeder Muirfield Fund		1,064	7,937
Meeder Conservative Allocation Fund		289	6,436

Total Trustee Deferred Compensation	(Cost	$50,573)	53,112

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$54,945,494	$-
Level 2 - Other Significant Observable Inputs	13,725,707	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$68,671,201	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2018.

(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Prime Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 3.4%

Columbus First Bank Deposit Account	1.33	%(2)	04/02/18	249,425	249,425
First Merchants Bank Deposit Account	1.30	%(2)	04/02/18	249,080	249,080
Mid America Bank Deposit Account	1.50	%(2)	04/02/18	248,000	248,000
Pacific Mercantile Bank Deposit Account	1.52	%(2)	04/02/18	249,501	249,501
Pacific Premier Bank Deposit Account	1.55	%(2)	04/02/18	249,389	249,389

Total Bank Obligations			(Cost	$1,245,395)	1,245,395

Certificates of Deposit - 10.8%

Banco Estado Chile Yankee CD	1.92%		05/09/18	250,000	250,000
Banco Estado Chile Yankee CD	1.73%		05/15/18	250,000	250,000
Banco Estado Chile Yankee CD	1.57%		05/29/18	250,000	250,000
Banco Estado Chile Yankee CD	2.20%		06/19/18	250,000	250,000
Banco Estado Chile Yankee CD	2.14%		06/21/18	250,000	250,000
Banco Estado Chile Yankee CD	2.14%		06/25/18	250,000	250,000
Bank of Montreal Yankee CD	1.40%		04/10/18	500,000	499,993
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	2.11	%(3)	04/12/18	250,000	250,200
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.235%)	1.93	%(3)	04/03/18	500,000	500,302
Canadian Imperial Bank of NY Yankee CD (Quarterly U.S. LIBOR + 0.13%)	1.88	%(3)	04/26/18	500,000	499,824
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	1.99	%(3)	04/11/18	250,000	250,000
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.40%)	2.22	%(3)	04/17/18	500,000	500,000

Total Certificates of Deposit			(Cost	$4,000,319)	4,000,319

Commercial Paper - 46.7%

Abbey National Treasury Services	1.72%		04/02/18	1,750,000	1,750,000
American Honda Finance Corp.	1.65%		04/04/18	250,000	249,977
American Honda Finance Corp.	1.70%		04/06/18	250,000	249,953
American Honda Finance Corp.	1.72%		04/10/18	250,000	249,904
American Honda Finance Corp.	1.70%		04/12/18	250,000	249,882
American Honda Finance Corp.	1.87%		05/04/18	250,000	249,587
American Honda Finance Corp.	1.93%		05/18/18	250,000	249,387
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.71%		05/08/18	250,000	249,575

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	2.08%	07/06/18	250,000	248,641
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	2.02%	08/01/18	100,000	99,328
Banque et Caisse d'Epargne de l'Etat	1.43%	04/03/18	250,000	249,990
Banque et Caisse d'Epargne de l'Etat	1.41%	04/06/18	250,000	249,961
Banque et Caisse d'Epargne de l'Etat	2.01%	05/02/18	450,000	449,250
Banque et Caisse d'Epargne de l'Etat	1.86%	06/01/18	250,000	249,229
Banque et Caisse d'Epargne de l'Etat	1.92%	07/02/18	250,000	248,799
Canadian Imperial Holdings, Inc.	2.09%	08/21/18	250,000	247,973
Canadian Imperial Holdings, Inc.	2.31%	11/15/18	250,000	246,422
Caterpillar, Inc.	2.15%	05/14/18	250,000	249,376
Caterpillar, Inc.	2.25%	06/14/18	250,000	248,864
Cooperatieve Rabobank UA/NY	1.71%	04/23/18	250,000	249,752
Credit Agricole Corporate and Investment Bank/New York	1.69%	04/05/18	250,000	249,965
Credit Agricole Corporate and Investment Bank/New York	2.06%	06/11/18	250,000	249,003
Credit Agricole Corporate and Investment Bank/New York	1.65%	06/18/18	250,000	249,128
Credit Suisse AG/New York, NY	2.31%	06/07/18	500,000	497,892
Credit Suisse AG/New York, NY	1.70%	07/17/18	250,000	248,763
Credit Suisse AG/New York, NY	1.95%	08/01/18	250,000	248,378
Credit Suisse AG/New York, NY	1.88%	08/30/18	250,000	248,073
Credit Suisse AG/New York, NY	1.94%	09/05/18	250,000	247,931
Credit Suisse AG/New York, NY	1.98%	09/25/18	262,000	259,502
Dexia Credit Local SA/New York, NY	2.13%	08/27/18	250,000	247,846
GE Capital Treasury Services	1.63%	06/04/18	250,000	249,291
ING US Funding, LLC	1.66%	04/23/18	250,000	249,759
ING US Funding, LLC	1.71%	05/02/18	150,000	149,788
ING US Funding, LLC	1.55%	05/11/18	250,000	249,583
ING US Funding, LLC	1.98%	06/01/18	175,000	174,358
ING US Funding, LLC	2.13%	06/07/18	500,000	498,061
ING US Funding, LLC	1.72%	07/02/18	250,000	248,926
JP Morgan Securities, LLC	1.60%	05/30/18	350,000	349,109
JP Morgan Securities, LLC	1.77%	06/15/18	310,000	308,885
JP Morgan Securities, LLC	2.16%	06/18/18	250,000	248,850
JP Morgan Securities, LLC	1.74%	06/25/18	250,000	248,997
JP Morgan Securities, LLC	1.82%	07/13/18	100,000	99,490
JP Morgan Securities, LLC	1.97%	07/20/18	215,000	213,731
JP Morgan Securities, LLC	1.84%	08/27/18	250,000	248,152
National Rural Utilities	1.78%	04/12/18	500,000	499,753
Natixis SA/New York, NY	1.68%	04/02/18	1,000,000	1,000,000
Natixis SA/New York, NY	2.13%	06/11/18	250,000	248,969
Natixis SA/New York, NY	1.64%	06/13/18	250,000	249,190
Natixis SA/New York, NY	2.01%	06/15/18	250,000	248,972
Paccar Financial Corp.	1.65%	04/03/18	250,000	249,989
Paccar Financial Corp.	1.72%	04/05/18	250,000	249,964
Paccar Financial Corp.	1.70%	04/06/18	250,000	249,953
Paccar Financial Corp.	1.82%	04/16/18	250,000	249,823
Swedbank AB	1.73%	04/17/18	250,000	249,821
Toyota Motor Credit Corp.	1.52%	05/07/18	250,000	249,635
Toyota Motor Credit Corp.	1.53%	05/23/18	250,000	249,462

Toyota Motor Credit Corp.	1.74%	06/08/18	250,000	249,195
Toyota Motor Credit Corp.	1.76%	06/11/18	250,000	249,151

Total Commercial Paper		(Cost	$17,313,188)	17,313,188

Corporate Obligations - 3.4%

Royal Bank of Canada (Monthly U.S. LIBOR + 0.18%)	2.05	%(3)	04/25/18	500,000	500,000
Royal Bank of Canada	1.50%		06/07/18	250,000	249,979
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.12%)	1.95	%(3)	05/14/18	500,000	500,275

Total Corporate Obligations			(Cost	$1,250,254)	1,250,254

Repurchase Agreements - 18.9%

INTL FCStone (Collateralized by $20,243,828 various FNMAs, FHLMCs, and GNMAs, 1.11% - 5.50%, due 7/25/23 - 3/16/57,
fair value $7,140,001)(proceeds $7,001,283),
purchase date 3/29/18	1.65%	04/02/18	7,000,000	7,000,000

Total Repurchase Agreements		(Cost	$7,000,000)	7,000,000

U.S. Government and Agency Obligations - 5.4%

United States Treasury Bill	1.70%	06/14/18	1,000,000	996,603
United States Treasury Bill	1.73%	06/21/18	1,000,000	996,223

Total U.S. Government and Agency Obligations		(Cost	$1,992,826)	1,992,826

Money Market Registered Investment Companies - 11.5%

Fidelity Prime Institutional Money Market Portfolio, 1.74% (4)		2,498,501	2,499,501
Morgan Stanley Government Institutional Fund, 1.58% (4)		1,751,864	1,751,864

Total Money Market Registered Investment Companies	(Cost	$4,251,365)	4,251,365

Total Investments - 100.1%	(Cost	$37,053,347)	37,053,347

Liabilities less Other Assets - (0.1%)			(22,317)

Total Net Assets - 100.0%			37,031,030

Trustee Deferred Compensation (5)

Meeder Aggressive Allocation Fund		1,251	12,923
Meeder Balanced Fund		624	7,151
Meeder Dynamic Allocation Fund		431	4,659
Meeder Muirfield Fund		587	4,379
Meeder Conservative Allocation Fund		173	3,853

Total Trustee Deferred Compensation	(Cost	$28,519)	32,965

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$4,251,365	$-
Level 2 - Other Significant Observable Inputs	32,801,982	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$37,053,347	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	7-day yield as of March 31, 2018. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2018 (unaudited)

Institutional Prime Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 0.3%

Columbus First Bank Deposit Account	1.33	%(2)	04/02/18	249,425	249,425
First Merchants Bank Deposit Account	1.30	%(2)	04/02/18	249,080	249,080
Mid America Bank Deposit Account	1.50	%(2)	04/02/18	248,000	248,000
Pacific Mercantile Bank Deposit Account	1.52	%(2)	04/02/18	249,501	249,501
Pacific Premier Bank Deposit Account	1.55	%(2)	04/02/18	249,389	249,389

Total Bank Obligations			(Cost	$1,245,395)	1,245,395

Certificates of Deposit - 9.6%

Banco Estado Chile Yankee CD	1.62%		04/02/18	1,000,000	999,987
Banco Estado Chile Yankee CD	1.53%		04/11/18	1,000,000	999,906
Banco Estado Chile Yankee CD	1.73%		04/20/18	1,000,000	999,937
Banco Estado Chile Yankee CD	1.70%		04/24/18	1,000,000	999,888
Banco Estado Chile Yankee CD	1.50%		05/03/18	1,000,000	999,596
Banco Estado Chile Yankee CD	1.92%		05/09/18	2,000,000	2,000,000
Banco Estado Chile Yankee CD	1.73%		05/15/18	1,000,000	999,689
Banco Estado Chile Yankee CD	1.57%		05/29/18	1,000,000	999,187
Banco Estado Chile Yankee CD	2.20%		06/19/18	2,000,000	2,000,000
Banco Estado Chile Yankee CD	2.14%		06/21/18	2,000,000	1,999,648
Banco Estado Chile Yankee CD	2.14%		06/25/18	2,000,000	1,999,482
Banco Estado Chile Yankee CD	1.60%		08/03/18	1,000,000	997,426
Bank of Montreal Yankee CD	1.40%		04/10/18	1,562,000	1,561,672
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	2.11	%(3)	04/12/18	1,250,000	1,249,503
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.235%)	1.93	%(3)	04/03/18	2,200,000	2,200,244
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.39%)	2.11	%(3)	04/13/18	2,000,000	2,001,156
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.36%)	2.15	%(3)	05/08/18	1,000,000	1,000,616
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.13%)	1.88	%(3)	04/26/18	2,000,000	2,001,220
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	1.99	%(3)	04/11/18	2,750,000	2,746,461
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.14%)	2.01	%(3)	04/26/18	2,000,000	2,000,244
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.18%)	1.99	%(3)	04/18/18	2,000,000	1,999,536
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.40%)	2.22	%(3)	04/17/18	2,000,000	1,999,280
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.25%)	1.94	%(3)	04/06/18	3,000,000	2,997,467

Total Certificates of Deposit			(Cost	$37,766,466)	37,752,145

Commercial Paper - 54.2%

Abbey National Treasury Services	1.72%	04/02/18	19,000,000	18,996,314
American Honda Finance Corp.	1.65%	04/04/18	1,000,000	999,709
American Honda Finance Corp.	1.70%	04/06/18	1,000,000	999,610
American Honda Finance Corp.	1.72%	04/10/18	2,000,000	1,998,816
American Honda Finance Corp.	1.70%	04/12/18	1,000,000	999,306
American Honda Finance Corp.	1.66%	04/23/18	2,000,000	1,997,412
American Honda Finance Corp.	1.87%	05/04/18	2,000,000	1,996,180
American Honda Finance Corp.	1.93%	05/18/18	2,000,000	1,994,630
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.71%	04/09/18	1,000,000	999,482
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.71%	04/19/18	1,000,000	998,945
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.76%	04/25/18	1,000,000	998,593
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.76%	05/02/18	1,000,000	998,177
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.82%	05/03/18	2,000,000	1,996,238
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.71%	05/08/18	1,000,000	997,822
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.86%	05/11/18	700,000	698,349
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.76%	05/22/18	1,000,000	996,955
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.99%	06/01/18	2,000,000	1,992,552
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.78%	06/08/18	1,000,000	995,750
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.81%	06/14/18	1,000,000	995,279
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	2.11%	06/20/18	2,000,000	1,989,584
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	2.29%	06/22/18	1,000,000	994,624
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	2.08%	07/06/18	2,000,000	1,987,190
Banque et Caisse d'Epargne de l'Etat	1.43%	04/03/18	1,000,000	999,760
Banque et Caisse d'Epargne de l'Etat	1.41%	04/06/18	1,000,000	999,612
Banque et Caisse d'Epargne de l'Etat	1.76%	04/11/18	1,000,000	999,361
Banque et Caisse d'Epargne de l'Etat	2.01%	05/02/18	4,000,000	3,992,740
Banque et Caisse d'Epargne de l'Etat	1.86%	06/01/18	2,000,000	1,992,644
Banque et Caisse d'Epargne de l'Etat	1.92%	07/02/18	2,000,000	1,988,378
BNP Paribas SA/New York, NY	1.67%	05/14/18	480,000	478,871
Canadian Imperial Holdings, Inc.	1.42%	04/13/18	1,000,000	999,250
Canadian Imperial Holdings, Inc.	2.09%	08/21/18	2,000,000	1,981,432
Canadian Imperial Holdings, Inc.	2.31%	11/15/18	2,000,000	1,968,596
Caterpillar, Inc.	2.03%	04/19/18	1,000,000	998,814
Caterpillar, Inc.	1.76%	04/24/18	2,000,000	1,996,970
Caterpillar, Inc.	2.05%	04/25/18	1,000,000	998,417
Caterpillar, Inc.	2.15%	05/14/18	2,000,000	1,994,182
Caterpillar, Inc.	2.25%	06/14/18	2,000,000	1,989,942
Caterpillar, Inc.	2.02%	04/13/18	1,000,000	999,171
Cooperatieve Rabobank UA/NY	1.71%	04/23/18	1,000,000	998,809
Credit Agricole Corporate and Investment Bank/New York	1.44%	04/03/18	2,000,000	1,999,552
Credit Agricole Corporate and Investment Bank/New York	1.69%	04/05/18	1,000,000	999,684
Credit Agricole Corporate and Investment Bank/New York	1.62%	05/10/18	1,000,000	997,884

Credit Agricole Corporate and Investment Bank/New York	1.74%	05/17/18	1,000,000	997,481
Credit Agricole Corporate and Investment Bank/New York	1.65%	05/30/18	1,000,000	996,678
Credit Agricole Corporate and Investment Bank/New York	2.04%	06/05/18	1,000,000	996,247
Credit Agricole Corporate and Investment Bank/New York	1.84%	06/06/18	2,000,000	1,992,344
Credit Agricole Corporate and Investment Bank/New York	2.06%	06/11/18	2,000,000	1,991,592
Credit Agricole Corporate and Investment Bank/New York	1.80%	06/12/18	1,000,000	995,719
Credit Agricole Corporate and Investment Bank/New York	1.65%	06/18/18	1,000,000	995,246
Credit Suisse AG/New York, NY	1.52%	04/16/18	1,000,000	999,150
Credit Suisse AG/New York, NY	1.51%	04/18/18	1,000,000	999,050
Credit Suisse AG/New York, NY	1.52%	04/23/18	1,000,000	998,795
Credit Suisse AG/New York, NY	1.53%	04/27/18	1,000,000	998,586
Credit Suisse AG/New York, NY	1.64%	05/15/18	1,000,000	997,591
Credit Suisse AG/New York, NY	1.97%	05/22/18	1,000,000	997,180
Credit Suisse AG/New York, NY	1.86%	06/12/18	1,000,000	995,688
Credit Suisse AG/New York, NY	1.58%	06/15/18	1,000,000	995,446
Credit Suisse AG/New York, NY	2.06%	06/26/18	2,000,000	1,989,028
Credit Suisse AG/New York, NY	1.67%	07/05/18	1,000,000	993,886
Credit Suisse AG/New York, NY	1.70%	07/17/18	1,000,000	993,064
Credit Suisse AG/New York, NY	1.73%	07/19/18	1,000,000	992,925
Credit Suisse AG/New York, NY	1.95%	08/01/18	1,000,000	992,007
Credit Suisse AG/New York, NY	1.88%	08/30/18	1,000,000	989,849
Credit Suisse AG/New York, NY	1.94%	09/05/18	1,000,000	989,364
Dexia Credit Local SA/New York, NY	1.46%	04/30/18	1,000,000	998,452
Dexia Credit Local SA/New York, NY	2.13%	08/27/18	2,000,000	1,981,528
Exxon Mobil	1.60%	04/02/18	2,000,000	1,999,632
Exxon Mobil	1.61%	04/03/18	2,000,000	1,999,538
Exxon Mobil	1.65%	04/04/18	2,000,000	1,999,442
Exxon Mobil	1.70%	04/05/18	2,000,000	1,999,342
Exxon Mobil	1.74%	04/06/18	2,000,000	1,999,244
Exxon Mobil	1.78%	04/09/18	2,000,000	1,998,936
General Electric Capital Treasury Services	1.43%	04/12/18	1,000,000	999,314
General Electric Capital Treasury Services	1.50%	05/02/18	1,000,000	998,229
General Electric Capital Treasury Services	1.63%	06/04/18	1,000,000	996,410
General Electric Capital Treasury Services	1.71%	03/30/18	2,000,000	1,999,904
ING US Funding, LLC	1.64%	04/09/18	1,000,000	999,447
ING US Funding, LLC	1.46%	04/10/18	1,000,000	999,395
ING US Funding, LLC	1.66%	04/23/18	1,000,000	998,669
ING US Funding, LLC	1.55%	05/01/18	2,000,000	1,996,390
ING US Funding, LLC	1.55%	05/11/18	1,000,000	997,612
ING US Funding, LLC	1.98%	06/01/18	2,000,000	1,992,568
ING US Funding, LLC	2.13%	06/07/18	2,000,000	1,991,756
ING US Funding, LLC	1.83%	06/13/18	2,000,000	1,990,922
ING US Funding, LLC	1.72%	07/02/18	1,850,000	1,839,113
ING US Funding, LLC	1.82%	07/03/18	1,000,000	994,048
ING US Funding, LLC	1.92%	08/07/18	1,000,000	991,598
ING US Funding, LLC	1.92%	08/31/18	1,500,000	1,484,714
JP Morgan Securities, LLC	1.78%	04/24/18	1,000,000	998,602
JP Morgan Securities, LLC	1.58%	05/01/18	1,000,000	998,177

JP Morgan Securities, LLC	1.54%	05/04/18	1,000,000	998,002
JP Morgan Securities, LLC	1.54%	05/09/18	1,000,000	997,707
JP Morgan Securities, LLC	1.69%	06/01/18	1,000,000	996,249
JP Morgan Securities, LLC	1.69%	06/06/18	1,000,000	995,860
JP Morgan Securities, LLC	2.07%	06/07/18	1,000,000	995,781
JP Morgan Securities, LLC	2.16%	06/18/18	1,000,000	994,870
JP Morgan Securities, LLC	1.82%	06/19/18	1,000,000	994,784
JP Morgan Securities, LLC	2.06%	06/22/18	1,000,000	994,522
JP Morgan Securities, LLC	1.74%	06/25/18	1,000,000	994,256
JP Morgan Securities, LLC	2.32%	07/02/18	1,000,000	993,741
JP Morgan Securities, LLC	1.77%	07/06/18	1,050,000	1,043,148
JP Morgan Securities, LLC	2.12%	07/10/18	1,000,000	993,208
JP Morgan Securities, LLC	1.97%	07/20/18	1,000,000	992,536
JP Morgan Securities, LLC	1.92%	08/02/18	1,000,000	991,649
JP Morgan Securities, LLC	1.92%	08/09/18	1,000,000	991,159
JP Morgan Securities, LLC	1.84%	08/27/18	1,000,000	989,891
National Rural Utilities	1.80%	04/03/18	2,000,000	1,999,514
National Rural Utilities	1.78%	04/12/18	5,000,000	4,996,510
Natixis SA/New York, NY	1.68%	04/02/18	8,000,000	8,000,000
Natixis SA/New York, NY	1.76%	05/08/18	1,000,000	997,978
Natixis SA/New York, NY	1.61%	05/16/18	1,000,000	997,499
Natixis SA/New York, NY	1.56%	05/29/18	1,000,000	996,662
Natixis SA/New York, NY	1.75%	06/05/18	1,000,000	996,152
Natixis SA/New York, NY	2.13%	06/11/18	2,000,000	1,991,388
Natixis SA/New York, NY	1.64%	06/13/18	1,000,000	995,535
Natixis SA/New York, NY	2.01%	06/15/18	2,000,000	1,990,752
Natixis SA/New York, NY	1.72%	07/10/18	1,000,000	993,525
Paccar Financial Corp.	1.65%	04/03/18	2,000,000	1,999,514
Paccar Financial Corp.	1.72%	04/05/18	2,000,000	1,999,316
Paccar Financial Corp.	1.70%	04/06/18	2,000,000	1,999,216
Paccar Financial Corp.	1.82%	04/16/18	2,000,000	1,998,174
Swedbank AB	1.68%	04/04/18	2,000,000	1,999,434
Swedbank AB	1.73%	04/17/18	1,000,000	999,108
Swedbank AB	1.73%	04/20/18	1,000,000	998,969
Swedbank AB	1.81%	06/04/18	2,000,000	1,993,058
Swedbank AB	1.93%	07/25/18	2,000,000	1,985,998
Toyota Motor Credit Corp.	1.66%	04/05/18	2,000,000	1,999,354
Toyota Motor Credit Corp.	1.80%	04/09/18	1,000,000	999,484
Toyota Motor Credit Corp.	1.52%	05/07/18	1,000,000	997,969
Toyota Motor Credit Corp.	1.73%	05/14/18	1,000,000	997,559
Toyota Motor Credit Corp.	1.53%	05/23/18	1,000,000	997,013
Toyota Motor Credit Corp.	1.74%	06/08/18	1,000,000	995,892
Toyota Motor Credit Corp.	1.76%	06/11/18	1,000,000	995,661
Toyota Motor Credit Corp.	2.02%	06/14/18	2,000,000	1,990,850
Toyota Motor Credit Corp.	1.76%	06/19/18	1,000,000	995,023
Toyota Motor Credit Corp.	2.11%	06/20/18	1,000,000	994,939

Toyota Motor Credit Corp.	1.97%		06/22/18	1,000,000	994,774

Total Commercial Paper			(Cost	$212,084,359)	211,969,667

Corporate Obligations - 2.1%

Royal Bank of Canada (Monthly U.S. LIBOR + 0.18%)	2.05	%(3)	04/25/18	1,000,000	1,000,227
Royal Bank of Canada	1.50%		06/07/18	1,000,000	998,297
Royal Bank of Canada	2.20%		07/27/18	408,000	407,610
Royal Bank of Canada (Quarterly U.S. LIBOR + 0.13%)	1.89	%(3)	04/27/18	500,000	499,678
U.S. Bank N.A. Cincinnati (Quarterly U.S. LIBOR + 0.12%)	1.95	%(3)	05/14/18	2,355,000	2,355,391
Westpac Banking Corp.	1.55%		05/25/18	900,000	898,815
Westpac Banking Corp. (Quarterly U.S. LIBOR + 0.43%)	2.37	%(3)	05/25/18	2,020,000	2,020,718

Total Corporate Obligations			(Cost	$8,186,266)	8,180,736

Repurchase Agreements - 21.2%

INTL FCStone (Collateralized by $27,335,667 various FNMAs, FHLMCs, and GNMAs, 1.11% - 5.25%, due 7/25/23 - 3/16/57,
fair value $23,460,000)(proceeds $23,004,301),
purchase date 3/29/18	1.65%		04/02/18	23,000,000	23,000,000
South Street (Collateralized by $307,014,599 various FNMAs, FHLMCs,
FHLBs, FFCBs, and GNMAs, 2.00% - 8.50%,
due 6/11/21 - 10/1/47, fair value $61,200,000)(proceeds $60,012,667),
purchase date 3/29/18	1.90%		04/02/18	60,000,000	60,000,000

Total Repurchase Agreements			(Cost	$83,000,000)	83,000,000

U.S. Government and Agency Obligations - 6.4%

United States Treasury Bill	1.67%	05/24/18	5,000,000	4,988,050
United States Treasury Bill	1.71%	06/07/18	5,000,000	4,984,650
United States Treasury Bill	1.70%	06/14/18	5,000,000	4,982,955
United States Treasury Bill	1.73%	06/21/18	5,000,000	4,981,250
United States Treasury Bill	1.74%	06/28/18	5,000,000	4,979,340

Total U.S. Government and Agency Obligations		(Cost	$24,916,140)	24,916,245

Money Market Registered Investment Companies - 6.5%

Fidelity Prime Institutional Money Market Portfolio, 1.74% (4)		14,992,503	14,995,502
Morgan Stanley Government Institutional Fund, 1.58% (4)		10,355,517	10,355,517

Total Money Market Registered Investment Companies	(Cost	$25,354,017)	25,351,019

Total Investments - 100.1%	(Cost	$392,552,643)	392,415,207

Liabilities less Other Assets - (0.1%)			(347,607)

Total Net Assets - 100.0%			392,067,600

Trustee Deferred Compensation (5)

Meeder Aggressive Allocation Fund		32	331
Meeder Balanced Fund		18	206
Meeder Dynamic Allocation Fund		11	119
Meeder Muirfield Fund		29	216
Meeder Conservative Allocation Fund		5	111

Total Trustee Deferred Compensation	(Cost	$1,009)	983

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$25,351,019	$-
Level 2 - Other Significant Observable Inputs	367,064,188	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$392,415,207	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at March 31, 2018. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	7-day yield as of March 31, 2018. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(5)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 22, 2018

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 22, 2018